UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Richard M. Goldman, President Rydex Dynamic Funds 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

DOMESTIC EQUITY FUNDS

S&P 500 2x STRATEGY FUND

INVERSE S&P 500 2x STRATEGY FUND

NASDAQ-100® 2x STRATEGY FUND

INVERSE NASDAQ-100® 2x STRATEGY FUND

DOW 2x STRATEGY FUND

INVERSE DOW 2x STRATEGY FUND

RUSSELL 2000® 2x STRATEGY FUND

INVERSE RUSSELL 2000® 2x STRATEGY FUND

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If you have questions about Guggenheim Investments eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE RYDEX FUNDS ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Financial markets endured a lot of turbulence in 2011, due to a variety of events: concerns about debt in the eurozone and in the U.S., which lost its triple-A credit rating; a tsunami-induced Japanese nuclear-plant disaster that disrupted automobile production around the globe; Mideast social unrest that led to a jump in oil prices and weak growth in many of the world’s developed economies. Reflecting the volatility in the stock market was the S&P 500 Index*, which finished the year up about 2%, but only after an 8% rise in the first few months of 2011, then a bearish 19% drop by early October, followed by a 12% fourth-quarter rebound spurred by improved economic data.

The U.S. Federal Reserve was a major factor in the markets for most of 2011, from its winding down of a second asset-purchase program (quantitative easing) in June to August’s “operation twist,” which shifted $400 billion in holdings from short-term to long-term Treasuries. The Fed said it would keep short-term interest rates near zero at least until mid-2013, and late in the year, some analysts were speculating that a third round of quantitative easing might be needed in 2012 to boost subpar growth.

While late-year improvements in economic measures may have dampened concern that the U.S. could slip back into recession, Europe’s recession fears were rising, as high unemployment and austerity measures weighed on weaker members of the euro zone, and threatened the economic engines of Germany and France. The Stoxx Europe 600 Index* was down about 11% for the year, with most individual country indices posting declines in double digits. Many investors continued to brace for a solution to Greece’s debt situation that would prevent financial problems from spreading to other weak countries or to banks, and stabilize the sliding euro, the year’s worst-performing major currency.

Even though they were not at the eye of the sovereign debt storm, many emerging market economies performed poorly in 2011, with those having the strongest links to the eurozone suffering the most. The MSCI Emerging Markets Index* was off by almost 20%, despite pockets of growth. China is facing slowing industrial production, sliding property values and the potential for a hard landing of the economy if housing and banks collapse.

While the market forces play out, many investors have been driven to the sidelines or to safe havens. Gold reached a record high of near $1900 an ounce in August amid the U.S. debt downgrade, but then lost ground to the rising dollar amid continuing debate over Europe’s debt woes. Still, gold added 10% for the year, while the dollar ended the year within about 3% from where it began against the currencies of most major markets, including the euro, the pound, Canadian dollar and Swiss franc.

Sluggish economic data, concern over European financial weakness and the Fed’s policy efforts also drove investors into U.S. government debt over the course of 2011, despite the country’s lowered credit rating. The 30% total return of the Barclays Capital Long U.S. Treasury Index* made it one of the best-performing of the year, and it gave a lift to indices for corporate bonds, high yield bonds and municipals, which all grew by mid-to-high single digits.

The U.S. economy had momentum heading into 2012, as data showed the world’s largest economy to be maintaining a sustainable, if modest, expansion. Consumer confidence was improving, employment rising and monetary policy remained accommodative. We finished 2011 on a positive note, especially when compared to other countries, and so far continue to be insulated from the worst aspects of the economic troubles in Europe and China.

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Michael Byrum
President and Chief Investment Officer

2 | THE RYDEX FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

*	S&P 500® Index is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

*	The STOXX Europe 600 Index is derived from the STOXX Europe Total Market Index (TMI) and is a subset of the STOXX Global 1800 Index. With a fixed number of 600 components, the STOXX Europe 600 Index represents large-, mid- and small-capitalization companies across 18 countries of the European region: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

*	The Barclays Capital Long U.S. Treasury Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Excluded from the Long U.S. Treasury Index are certain special issues, such as flower bonds, TINs, state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index. The Long U.S. Treasury Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

*	MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC (RDL). Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC, which includes Security Investors, LLC (d.b.a., Security Global Investors and Rydex Investments), the investment advisor to the referenced funds. Rydex Distributors, LLC, is affiliated with Guggenheim Partners, LLC and Security Investors,LLC.

THE RYDEX FUNDS ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Each of the funds described in this report is benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0% . On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% – in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6% . The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0% . Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because the funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2011 and ending December 31, 2011.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value June 30, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500 2x Strategy Fund
A-Class	1.95%	(12.75%)	$1,000.00	$872.50	$9.20
C-Class	2.70%	(12.98%)	1,000.00	870.20	12.73
H-Class	1.94%	(12.74%)	1,000.00	872.60	9.16
Inverse S&P 500 2x Strategy Fund
A-Class	2.00%	(7.01%)	1,000.00	929.90	9.73
C-Class	2.75%	(7.36%)	1,000.00	926.40	13.35
H-Class	1.99%	(6.99%)	1,000.00	930.10	9.68
NASDAQ-100® 2x Strategy Fund
A-Class	1.98%	(8.29%)	1,000.00	917.10	9.57
C-Class	2.73%	(8.64%)	1,000.00	913.60	13.17
H-Class	1.98%	(8.30%)	1,000.00	917.00	9.57
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.97%	(11.07%)	1,000.00	889.30	9.38
C-Class	2.73%	(11.55%)	1,000.00	884.50	12.97
H-Class	1.98%	(10.87%)	1,000.00	891.30	9.44
Dow 2x Strategy Fund
A-Class	1.96%	(5.49%)	1,000.00	945.10	9.61
C-Class	2.72%	(6.01%)	1,000.00	939.90	13.30
H-Class	1.97%	(5.62%)	1,000.00	943.80	9.65
Inverse Dow 2x Strategy Fund
A-Class	1.97%	(11.80%)	1,000.00	882.00	9.35
C-Class	2.72%	(12.16%)	1,000.00	878.40	12.88
H-Class	1.98%	(11.92%)	1,000.00	880.80	9.39
Russell 2000® 2x Strategy Fund
A-Class	2.03%	(27.37%)	1,000.00	726.30	8.83
C-Class	2.78%	(27.63%)	1,000.00	723.70	12.08
H-Class	2.04%	(27.40%)	1,000.00	726.00	8.87
Inverse Russell 2000® 2x Strategy Fund
A-Class	2.07%	(8.13%)	1,000.00	918.70	10.01
C-Class	2.81%	(8.52%)	1,000.00	914.80	13.56
H-Class	2.06%	(8.02%)	1,000.00	919.80	9.97

6 | THE RYDEX FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value June 30, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500 2x Strategy Fund
A-Class	1.95%	5.00%	$1,000.00	$1,015.38	$9.91
C-Class	2.70%	5.00%	1,000.00	1,011.59	13.69
H-Class	1.94%	5.00%	1,000.00	1,015.43	9.86
Inverse S&P 500 2x Strategy Fund
A-Class	2.00%	5.00%	1,000.00	1,015.12	10.16
C-Class	2.75%	5.00%	1,000.00	1,011.34	13.94
H-Class	1.99%	5.00%	1,000.00	1,015.17	10.11
NASDAQ-100® 2x Strategy Fund
A-Class	1.98%	5.00%	1,000.00	1,015.22	10.06
C-Class	2.73%	5.00%	1,000.00	1,011.44	13.84
H-Class	1.98%	5.00%	1,000.00	1,015.22	10.06
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.97%	5.00%	1,000.00	1,015.27	10.01
C-Class	2.73%	5.00%	1,000.00	1,011.44	13.84
H-Class	1.98%	5.00%	1,000.00	1,015.22	10.06
Dow 2x Strategy Fund
A-Class	1.96%	5.00%	1,000.00	1,015.32	9.96
C-Class	2.72%	5.00%	1,000.00	1,011.49	13.79
H-Class	1.97%	5.00%	1,000.00	1,015.27	10.01
Inverse Dow 2x Strategy Fund
A-Class	1.97%	5.00%	1,000.00	1,015.27	10.01
C-Class	2.72%	5.00%	1,000.00	1,011.49	13.79
H-Class	1.98%	5.00%	1,000.00	1,015.22	10.06
Russell 2000® 2x Strategy Fund
A-Class	2.03%	5.00%	1,000.00	1,014.97	10.31
C-Class	2.78%	5.00%	1,000.00	1,011.19	14.09
H-Class	2.04%	5.00%	1,000.00	1,014.92	10.36
Inverse Russell 2000® 2x Strategy Fund
A-Class	2.07%	5.00%	1,000.00	1,014.77	10.51
C-Class	2.81%	5.00%	1,000.00	1,011.04	14.24
H-Class	2.06%	5.00%	1,000.00	1,014.82	10.46

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period June 30, 2011 to December 31, 2011.

THE RYDEX FUNDS ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2011

S&P 500 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the year ended December 31, 2011, S&P 500 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500® Index*. S&P 500 2x Strategy Fund H-Class returned -4.21%, while the S&P 500® Index gained 2.11% over the same time period.

Consumer Staples, Health Care and Utilities were the sectors contributing most to performance of the index for the year. Financials was the largest detractor from performance, followed by Materials and Industrials.

Apple, Inc., Exxon Mobile Corp. and International Business Machines Corp. provided the most performance to the index during the year. Bank of America Corp., Citigroup Inc. and Goldman Sachs Group Inc were the largest detractors from performance for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*	Standard & Poor’s 500 Index (S&P 500®) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Performance displayed represents past performance which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	1.1%
Apple, Inc.	1.0%
International Business Machines Corp.	0.6%
Chevron Corp.	0.6%
Microsoft Corp.	0.5%
General Electric Co.	0.5%
Procter & Gamble Co.	0.5%
AT&T, Inc.	0.5%
Johnson & Johnson	0.5%
Pfizer, Inc.	0.5%

Top Ten Total	6.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

S&P 500 2x STRATEGY FUND

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/11

	1 Year	5 Year	10 Year
C-Class Shares	-4.81%	-11.67%	-4.42%
C-Class Shares with CDSC†	-5.76%	-11.67%	-4.42%
H-Class Shares	-4.21%	-11.02%	-3.69%
S&P 500® Index	2.11%	-0.25%	2.92%

	1 Year	5 Year	Since Inception (09/01/04)
A-Class Shares	-4.21%	-11.03%	-2.15%
A-Class Shares with sales charge‡	-8.76%	-11.89%	-2.80%
S&P 500® Index	2.11%	-0.25%	3.88%

The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

*

The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500® Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
‡	Fund returns are calculated using the maximum sales charge of 4.75% .

THE RYDEX FUNDS ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS	December 31, 2011
S&P 500 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS† - 30.8%
INFORMATION TECHNOLOGY - 5.8%
Apple, Inc.*	4,810	$1,948,050
International Business Machines Corp.	6,104	1,122,404
Microsoft Corp.	38,772	1,006,521
Google, Inc. — Class A*	1,309	845,483
Intel Corp.	26,371	639,497
Oracle Corp.	20,375	522,619
Cisco Systems, Inc.	27,841	503,365
QUALCOMM, Inc.	8,708	476,328
Visa, Inc. — Class A	2,633	267,328
Hewlett-Packard Co.	10,290	265,070
EMC Corp.*	10,565	227,570
Mastercard, Inc. — Class A	548	204,305
eBay, Inc.*	5,949	180,433
Accenture plc — Class A	3,315	176,457
Texas Instruments, Inc.	5,918	172,273
Automatic Data Processing, Inc.	2,529	136,591
Dell, Inc.*	7,908	115,694
Corning, Inc.	8,136	105,605
Yahoo!, Inc.*	6,423	103,603
Cognizant Technology Solutions Corp. — Class A*	1,565	100,645
Intuit, Inc.	1,539	80,936
Broadcom Corp. — Class A*	2,508	73,635
Applied Materials, Inc.	6,762	72,421
Adobe Systems, Inc.*	2,540	71,806
Salesforce.com, Inc.*	700	71,022
Motorola Solutions, Inc.	1,484	68,694
TE Connectivity Ltd.	2,198	67,720
NetApp, Inc.*	1,857	67,353
Altera Corp.	1,662	61,660
SanDisk Corp.*	1,240	61,020
Symantec Corp.*	3,818	59,752
Citrix Systems, Inc.*	966	58,656
Western Union Co.	3,206	58,542
Xerox Corp.	7,183	57,177
Juniper Networks, Inc.*	2,724	55,597
Analog Devices, Inc.	1,543	55,209
Motorola Mobility Holdings, Inc.*	1,365	52,962
Paychex, Inc.	1,670	50,284
NVIDIA Corp.*	3,159	43,784
F5 Networks, Inc.*	412	43,721
Xilinx, Inc.	1,359	43,570
Fiserv, Inc.*	728	42,763
Teradata Corp.*	867	42,058
KLA-Tencor Corp.	859	41,447
Red Hat, Inc.*	1,003	41,414
Amphenol Corp. — Class A	858	38,945
CA, Inc.	1,916	38,732
Western Digital Corp.*	1,216	37,635
Microchip Technology, Inc.	989	36,227
Autodesk, Inc.*	1,175	35,638
Electronic Arts, Inc.*	1,715	35,329
Linear Technology Corp.	1,176	35,315
Fidelity National Information Services, Inc.	1,256	33,397
Micron Technology, Inc.*	5,115	32,173
Akamai Technologies, Inc.*	929	29,988
VeriSign, Inc.	824	29,433
BMC Software, Inc.*	881	28,879
Harris Corp.	600	21,624
FLIR Systems, Inc.	808	20,257
Computer Sciences Corp.	800	18,960
Jabil Circuit, Inc.	947	18,618
SAIC, Inc.*	1,431	17,587
LSI Corp.*	2,918	17,362
Molex, Inc.	714	17,036
Total System Services, Inc.	840	16,430
Advanced Micro Devices, Inc.*	3,033	16,378
Novellus Systems, Inc.*	345	14,245
Teradyne, Inc.*	953	12,989
JDS Uniphase Corp.*	1,190	12,424
Lexmark International, Inc. — Class A	372	12,302

Total Information Technology		11,190,947

FINANCIALS - 4.1%
Wells Fargo & Co.	27,307	752,581
Berkshire Hathaway, Inc. — Class B*	9,108	694,940
JPMorgan Chase & Co.	19,679	654,327
Citigroup, Inc.	15,147	398,518
Bank of America Corp.	52,498	291,889
U.S. Bancorp	9,883	267,335
American Express Co.	5,233	246,841
Goldman Sachs Group, Inc.	2,550	230,597
Simon Property Group, Inc.	1,520	195,989
MetLife, Inc.	5,480	170,866
PNC Financial Services Group, Inc.	2,730	157,439
Travelers Companies, Inc.	2,138	126,505
Bank of New York Mellon Corp.	6,280	125,035
Prudential Financial, Inc.	2,444	122,493
ACE Ltd.	1,743	122,219
Morgan Stanley	7,688	116,319
Aflac, Inc.	2,420	104,689
State Street Corp.	2,548	102,710
Capital One Financial Corp.	2,378	100,566
Chubb Corp.	1,440	99,677
Public Storage	740	99,500
BlackRock, Inc. — Class A	523	93,220
BB&T Corp.	3,613	90,939
Marsh & McLennan Companies, Inc.	2,786	88,093
Equity Residential	1,538	87,712
HCP, Inc.	2,113	87,542
CME Group, Inc.	344	83,822
Ventas, Inc.	1,490	82,144
Aon Corp.	1,674	78,343

10 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011
S&P 500 2x STRATEGY FUND

	SHARES	VALUE
Boston Properties, Inc.	764	$76,094
T. Rowe Price Group, Inc.	1,308	74,491
Vornado Realty Trust	960	73,786
Franklin Resources, Inc.	750	72,045
Allstate Corp.	2,617	71,732
Discover Financial Services	2,846	68,304
ProLogis, Inc.	2,376	67,930
AvalonBay Communities, Inc.	490	63,994
Charles Schwab Corp.	5,590	62,943
Progressive Corp.	3,194	62,315
Fifth Third Bancorp	4,760	60,547
Loews Corp.	1,581	59,525
Ameriprise Financial, Inc.	1,172	58,178
Host Hotels & Resorts, Inc.	3,654	53,970
Health Care REIT, Inc.	980	53,439
American International Group, Inc.*	2,260	52,432
Weyerhaeuser Co.	2,781	51,921
M&T Bank Corp.	650	49,621
Northern Trust Corp.	1,250	49,575
SunTrust Banks, Inc.	2,777	49,153
Invesco Ltd.	2,339	46,991
IntercontinentalExchange, Inc.*	376	45,327
Principal Financial Group, Inc.	1,580	38,868
KeyCorp	4,940	37,989
Hartford Financial Services Group, Inc.	2,310	37,538
NYSE Euronext	1,360	35,496
SLM Corp.	2,635	35,309
Kimco Realty Corp.	2,106	34,201
Moody’s Corp.	1,012	34,084
XL Group plc — Class A	1,660	32,818
Unum Group	1,514	31,900
Plum Creek Timber Company, Inc.	835	30,528
Lincoln National Corp.	1,562	30,334
Regions Financial Corp.	6,517	28,023
Comerica, Inc.	1,029	26,548
Cincinnati Financial Corp.	839	25,556
CBRE Group, Inc. — Class A*	1,678	25,539
Huntington Bancshares, Inc.	4,478	24,584
People’s United Financial, Inc.	1,868	24,004
Leucadia National Corp.	1,028	23,377
Torchmark Corp.	528	22,910
Assurant, Inc.	477	19,586
Hudson City Bancorp, Inc.	2,728	17,050
Genworth Financial, Inc. — Class A*	2,544	16,663
NASDAQ OMX Group, Inc.*	666	16,324
Zions Bancorporation	956	15,564
Legg Mason, Inc.	644	15,488
Apartment Investment & Management Co. — Class A	630	14,433
First Horizon National Corp.	1,370	10,960
E*Trade Financial Corp.*	1,318	10,491
Federated Investors, Inc. — Class B	477	7,227

Total Financials		7,920,555

ENERGY - 3.8%
Exxon Mobil Corp.	24,824	2,104,082
Chevron Corp.	10,310	1,096,984
ConocoPhillips	6,876	501,054
Schlumberger Ltd.	6,951	474,823
Occidental Petroleum Corp.	4,206	394,102
Anadarko Petroleum Corp.	2,578	196,779
Apache Corp.	1,990	180,254
Halliburton Co.	4,770	164,613
National Oilwell Varco, Inc.	2,193	149,102
EOG Resources, Inc.	1,388	136,732
Devon Energy Corp.	2,092	129,704
Baker Hughes, Inc.	2,263	110,072
Marathon Oil Corp.	3,645	106,689
El Paso Corp.	3,998	106,227
Spectra Energy Corp.	3,368	103,566
Williams Companies, Inc.	3,053	100,810
Hess Corp.	1,543	87,642
Noble Energy, Inc.	908	85,706
Chesapeake Energy Corp.	3,410	76,009
FMC Technologies, Inc.*	1,230	64,243
Cameron International Corp.*	1,270	62,471
Marathon Petroleum Corp.	1,842	61,320
Valero Energy Corp.	2,899	61,024
Southwestern Energy Co.*	1,803	57,588
Pioneer Natural Resources Co.	631	56,462
Murphy Oil Corp.	1,000	55,740
Range Resources Corp.	810	50,171
Peabody Energy Corp.	1,402	46,420
Consol Energy, Inc.	1,176	43,159
Equities Corp.	778	42,627
Cabot Oil & Gas Corp.	540	40,986
Noble Corp.*	1,303	39,377
Helmerich & Payne, Inc.	551	32,156
Denbury Resources, Inc.*	2,057	31,061
QEP Resources, Inc.	920	26,956
Newfield Exploration Co.*	691	26,071
Nabors Industries Ltd.*	1,488	25,802
Alpha Natural Resources, Inc.*	1,138	23,249
Sunoco, Inc.	553	22,684
Diamond Offshore Drilling, Inc.	358	19,783
Rowan Companies, Inc.*	647	19,624
Tesoro Corp.*	737	17,216

Total Energy		7,231,140

HEALTH CARE - 3.7%
Johnson & Johnson	14,148	927,826
Pfizer, Inc.	39,810	861,488
Merck & Company, Inc.	15,785	595,095
Abbott Laboratories	8,068	453,664
Bristol-Myers Squibb Co.	8,776	309,266
UnitedHealth Group, Inc.	5,521	279,804
Amgen, Inc.	4,105	263,582
Eli Lilly & Co.	5,280	219,437
Medtronic, Inc.	5,462	208,922

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011
S&P 500 2x STRATEGY FUND

	SHARES	VALUE
Gilead Sciences, Inc.*	3,890	$159,218
Celgene Corp.*	2,299	155,412
Baxter International, Inc.	2,920	144,482
Allergan, Inc.	1,580	138,629
Biogen Idec, Inc.*	1,259	138,553
WellPoint, Inc.	1,802	119,383
Express Scripts, Inc.*	2,522	112,708
Covidien plc	2,498	112,435
Medco Health Solutions, Inc.*	2,003	111,968
McKesson Corp.	1,277	99,491
Intuitive Surgical, Inc.*	201	93,065
Thermo Fisher Scientific, Inc.*	1,959	88,096
Stryker Corp.	1,685	83,761
Becton Dickinson and Co.	1,113	83,163
Aetna, Inc.	1,876	79,148
Humana, Inc.	847	74,206
Cardinal Health, Inc.	1,793	72,814
Agilent Technologies, Inc.*	1,799	62,839
Cigna Corp.	1,480	62,160
St. Jude Medical, Inc.	1,652	56,664
AmerisourceBergen Corp. — Class A	1,338	49,760
Zimmer Holdings, Inc.*	928	49,574
Quest Diagnostics, Inc.	820	47,609
Mylan, Inc.*	2,213	47,491
Perrigo Co.	480	46,704
Cerner Corp.*	758	46,428
Laboratory Corporation of America Holdings*	513	44,103
Forest Laboratories, Inc.*	1,384	41,880
Edwards Lifesciences Corp.*	591	41,784
Boston Scientific Corp.*	7,673	40,974
Watson Pharmaceuticals, Inc.*	657	39,643
Varian Medical Systems, Inc.*	583	39,137
CR Bard, Inc.	444	37,962
DaVita, Inc.*	480	36,389
Life Technologies Corp.*	923	35,914
Waters Corp.*	464	34,359
CareFusion Corp.*	1,160	29,476
Hospira, Inc.*	858	26,057
DENTSPLY International, Inc.	730	25,543
Coventry Health Care, Inc.*	747	22,686
Patterson Companies, Inc.	481	14,199
PerkinElmer, Inc.	588	11,760
Tenet Healthcare Corp.*	2,249	11,537

Total Health Care		6,988,248

CONSUMER STAPLES - 3.6%
Procter & Gamble Co.	14,254	950,884
Coca-Cola Co.	11,763	823,057
Philip Morris International, Inc.	8,996	706,006
Wal-Mart Stores, Inc.	9,042	540,350
PepsiCo, Inc.	8,097	537,236
Kraft Foods, Inc. — Class A	9,155	342,031
Altria Group, Inc.	10,650	315,773
CVS Caremark Corp.	6,741	274,898
Colgate-Palmolive Co.	2,512	232,084
Costco Wholesale Corp.	2,244	186,970
Walgreen Co.	4,606	152,274
Kimberly-Clark Corp.	2,040	150,062
General Mills, Inc.	3,328	134,484
Archer-Daniels-Midland Co.	3,459	98,927
Sysco Corp.	3,060	89,750
HJ Heinz Co.	1,660	89,706
Lorillard, Inc.	699	79,686
Kroger Co.	3,093	74,912
Mead Johnson Nutrition Co. — Class A	1,059	72,785
Reynolds American, Inc.	1,750	72,485
Estee Lauder Companies, Inc. — Class A	578	64,921
Kellogg Co.	1,280	64,730
Sara Lee Corp.	3,060	57,895
Whole Foods Market, Inc.	828	57,612
ConAgra Foods, Inc.	2,150	56,760
Hershey Co.	793	48,992
JM Smucker Co.	586	45,808
Clorox Co.	686	45,660
Dr Pepper Snapple Group, Inc.	1,110	43,823
Brown-Forman Corp. — Class B	519	41,785
Coca-Cola Enterprises, Inc.	1,616	41,660
Beam, Inc.	810	41,496
Avon Products, Inc.	2,228	38,923
Safeway, Inc.	1,760	37,030
Molson Coors Brewing Co. — Class B	816	35,529
McCormick & Company, Inc.	688	34,689
Tyson Foods, Inc. — Class A	1,513	31,228
Campbell Soup Co.	925	30,747
Hormel Foods Corp.	714	20,913
Constellation Brands, Inc. — Class A*	902	18,644
Dean Foods Co.*	956	10,707
SUPERVALU, Inc.	1,098	8,916

Total Consumer Staples		6,802,828

INDUSTRIALS - 3.3%
General Electric Co.	54,677	979,265
United Parcel Service, Inc. — Class B	4,998	365,804
United Technologies Corp.	4,694	343,084
Caterpillar, Inc.	3,353	303,782
3M Co.	3,630	296,680
Boeing Co.	3,850	282,398
Union Pacific Corp.	2,502	265,062
Honeywell International, Inc.	4,006	217,726
Emerson Electric Co.	3,810	177,508
Deere & Co.	2,149	166,225
Danaher Corp.	2,953	138,909
FedEx Corp.	1,640	136,956
Norfolk Southern Corp.	1,741	126,849
Precision Castparts Corp.	751	123,757

12 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011
S&P 500 2x STRATEGY FUND

	SHARES	VALUE
General Dynamics Corp.	1,844	$122,460
Illinois Tool Works, Inc.	2,502	116,868
CSX Corp.	5,438	114,524
Tyco International Ltd.	2,389	111,590
Lockheed Martin Corp.	1,374	111,157
Cummins, Inc.	999	87,932
Raytheon Co.	1,792	86,697
Goodrich Corp.	650	80,405
Northrop Grumman Corp.	1,353	79,123
Waste Management, Inc.	2,384	77,981
Eaton Corp.	1,731	75,350
PACCAR, Inc.	1,855	69,507
Fastenal Co.	1,528	66,636
Parker Hannifin Corp.	782	59,628
Stanley Black & Decker, Inc.	880	59,488
CH Robinson Worldwide, Inc.	850	59,313
WW Grainger, Inc.	310	58,029
Dover Corp.	957	55,554
Rockwell Automation, Inc.	735	53,927
Ingersoll-Rand plc	1,617	49,270
Expeditors International of Washington, Inc.	1,097	44,933
Republic Services, Inc. — Class A	1,630	44,907
Cooper Industries plc	819	44,349
Fluor Corp.	879	44,170
Roper Industries, Inc.	504	43,782
Rockwell Collins, Inc.	784	43,410
Joy Global, Inc.	541	40,559
Southwest Airlines Co.	4,032	34,514
L-3 Communications Holdings, Inc.	517	34,474
Stericycle, Inc.*	440	34,285
Pall Corp.	596	34,061
Iron Mountain, Inc.	961	29,599
Flowserve Corp.	287	28,505
Jacobs Engineering Group, Inc.*	669	27,148
Textron, Inc.	1,446	26,737
Xylem, Inc.	956	24,560
Equifax, Inc.	627	24,290
Quanta Services, Inc.*	1,088	23,436
Robert Half International, Inc.	740	21,060
Cintas Corp.	571	19,877
Masco Corp.	1,856	19,451
Pitney Bowes, Inc.	1,034	19,170
Dun & Bradstreet Corp.	252	18,857
Avery Dennison Corp.	550	15,774
Snap-on, Inc.	299	15,135
RR Donnelley & Sons Co.	978	14,113
Ryder System, Inc.	263	13,976
First Solar, Inc.*	304	10,263

Total Industrials		6,314,839

CONSUMER DISCRETIONARY - 3.2%
McDonald’s Corp.	5,299	531,649
Walt Disney Co.	9,304	348,900
Home Depot, Inc.	7,984	335,647
Comcast Corp. — Class A	14,112	334,596
Amazon.com, Inc.*	1,880	325,428
Ford Motor Co.*	19,678	211,735
News Corp. — Class A	11,357	202,609
Time Warner, Inc.	5,183	187,314
NIKE, Inc. — Class B	1,921	185,127
Target Corp.	3,483	178,399
Starbucks Corp.	3,858	177,507
Lowe’s Companies, Inc.	6,484	164,564
DIRECTV — Class A*	3,654	156,245
Yum! Brands, Inc.	2,385	140,739
Viacom, Inc. — Class B	2,860	129,873
TJX Companies, Inc.	1,953	126,066
Priceline.com, Inc.*	258	120,669
Johnson Controls, Inc.	3,524	110,160
Time Warner Cable, Inc.	1,653	105,081
Coach, Inc.	1,507	91,987
CBS Corp. — Class B	3,389	91,977
Carnival Corp.	2,344	76,508
Bed Bath & Beyond, Inc.*	1,243	72,057
Macy’s, Inc.	2,174	69,959
McGraw-Hill Companies, Inc.	1,519	68,309
Kohl’s Corp.	1,312	64,747
Omnicom Group, Inc.	1,429	63,705
VF Corp.	456	57,907
Ross Stores, Inc.	1,200	57,036
Discovery Communications, Inc. — Class A*	1,369	56,088
Chipotle Mexican Grill, Inc. — Class A*	166	56,065
O’Reilly Automotive, Inc.*	665	53,167
Dollar Tree, Inc.*	620	51,528
Limited Brands, Inc.	1,274	51,406
Staples, Inc.	3,622	50,310
Genuine Parts Co.	806	49,327
Mattel, Inc.	1,754	48,691
Starwood Hotels & Resorts Worldwide, Inc.	998	47,874
AutoZone, Inc.*	145	47,121
Harley-Davidson, Inc.	1,203	46,761
Ralph Lauren Corp.	333	45,981
Wynn Resorts Ltd.	410	45,301
Tiffany & Co.	655	43,400
Nordstrom, Inc.	838	41,657
Marriott International, Inc. — Class A	1,388	40,488
BorgWarner, Inc.*	570	36,332
CarMax, Inc.*	1,178	35,905
Best Buy Company, Inc.	1,520	35,522
Family Dollar Stores, Inc.	608	35,057
The Gap, Inc.	1,795	33,297
Apollo Group, Inc. — Class A*	598	32,214
Darden Restaurants, Inc.	683	31,131
Wyndham Worldwide Corp.	790	29,886
International Game Technology	1,545	26,574
JC Penney Company, Inc.	745	26,187

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011
S&P 500 2x STRATEGY FUND

	SHARES	VALUE
H&R Block, Inc.	1,517	$24,773
Newell Rubbermaid, Inc.	1,499	24,209
Interpublic Group of Companies, Inc.	2,388	23,235
Abercrombie & Fitch Co. — Class A	445	21,734
Scripps Networks Interactive, Inc. — Class A	504	21,380
Netflix, Inc.*	290	20,094
Hasbro, Inc.	601	19,166
Whirlpool Corp.	395	18,743
DR Horton, Inc.	1,440	18,158
Goodyear Tire & Rubber Co.*	1,263	17,897
GameStop Corp. — Class A*	715	17,253
Leggett & Platt, Inc.	721	16,612
Gannett Company, Inc.	1,234	16,499
Lennar Corp. — Class A	833	16,368
Cablevision Systems Corp. — Class A	1,143	16,253
Urban Outfitters, Inc.*	571	15,737
Expedia, Inc.	491	14,249
Harman International Industries, Inc.	360	13,694
Big Lots, Inc.*	337	12,725
TripAdvisor, Inc.*	491	12,378
DeVry, Inc.	314	12,076
PulteGroup, Inc.*	1,748	11,030
Washington Post Co. — Class B	25	9,420
AutoNation, Inc.*	246	9,070
Sears Holdings Corp.*	198	6,292
Orchard Supply Hardware Stores Corp. — Class A*,†††,5	9	67

Total Consumer Discretionary		6,292,882

UTILITIES - 1.2%
Southern Co.	4,464	206,639
Dominion Resources, Inc.	2,948	156,480
Duke Energy Corp.	6,900	151,800
Exelon Corp.	3,433	148,889
NextEra Energy, Inc.	2,190	133,327
American Electric Power Company, Inc.	2,506	103,523
FirstEnergy Corp.	2,170	96,131
Consolidated Edison, Inc.	1,520	94,286
PPL Corp.	2,991	87,995
PG&E Corp.	2,099	86,521
Public Service Enterprise Group, Inc.	2,620	86,486
Progress Energy, Inc.	1,528	85,599
Edison International	1,688	69,883
Xcel Energy, Inc.	2,510	69,376
Sempra Energy	1,246	68,530
Entergy Corp.	909	66,402
DTE Energy Co.	880	47,916
ONEOK, Inc.	533	46,206
CenterPoint Energy, Inc.	2,209	44,379
Wisconsin Energy Corp.	1,198	41,882
Ameren Corp.	1,251	41,446
Constellation Energy Group, Inc.	1,043	41,376
AES Corp.*	3,339	39,534
NiSource, Inc.	1,457	34,691
Northeast Utilities	920	33,184
CMS Energy Corp.	1,303	28,770
Pinnacle West Capital Corp.	561	27,029
SCANA Corp.	597	26,901
AGL Resources, Inc.	610	25,779
Pepco Holdings, Inc.	1,180	23,954
Integrys Energy Group, Inc.	408	22,105
NRG Energy, Inc.*	1,191	21,581
TECO Energy, Inc.	1,120	21,437

Total Utilities		2,280,037

MATERIALS - 1.1%
EI du Pont de Nemours & Co.	4,785	219,057
Monsanto Co.	2,769	194,024
Freeport-McMoRan Copper & Gold, Inc.	4,911	180,676
Dow Chemical Co.	6,122	176,069
Praxair, Inc.	1,552	165,909
Newmont Mining Corp.	2,561	153,686
Air Products & Chemicals, Inc.	1,090	92,857
Ecolab, Inc.	1,553	89,779
Mosaic Co.	1,542	77,763
International Paper Co.	2,260	66,896
PPG Industries, Inc.	800	66,792
Nucor Corp.	1,638	64,816
CF Industries Holdings, Inc.	339	49,148
Alcoa, Inc.	5,509	47,653
Cliffs Natural Resources, Inc.	741	46,201
Sherwin-Williams Co.	446	39,814
Sigma-Aldrich Corp.	624	38,975
FMC Corp.	365	31,405
Ball Corp.	841	30,032
Eastman Chemical Co.	713	27,850
Airgas, Inc.	350	27,328
MeadWestvaco Corp.	888	26,596
Vulcan Materials Co.	667	26,246
Allegheny Technologies, Inc.	547	26,147
International Flavors & Fragrances, Inc.	419	21,964
United States Steel Corp.	751	19,871
Owens-Illinois, Inc.*	850	16,473
Bemis Company, Inc.	532	16,003
Sealed Air Corp.	834	14,353
Titanium Metals Corp.	426	6,381

Total Materials		2,060,764

TELECOMMUNICATION SERVICES - 1.0%
AT&T, Inc.	30,694	928,187
Verizon Communications, Inc.	14,658	588,079
American Tower Corp. — Class A	2,035	122,120
CenturyLink, Inc.	3,200	119,040
Sprint Nextel Corp.*	15,520	36,317

14 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2011
S&P 500 2x STRATEGY FUND

	SHARES	VALUE
Windstream Corp.	3,018	$35,431
Frontier Communications Corp.	5,158	26,564
MetroPCS Communications, Inc.*	1,516	13,159

Total Telecommunication Services		1,868,897

Total Common Stocks (Cost $41,079,711)		58,951,137

PREFERRED STOCKS††† - 0.0%
Orchard Supply Hardware — Class A*,1,5	9	—

Total Preferred Stocks (Cost $391)		—

	FACE AMOUNT
REPURCHASE AGREEMENTS††,2 - 27.7%
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	$33,343,452	33,343,452
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12[3]	19,544,343	19,544,343

Total Repurchase Agreements (Cost $52,887,795)		52,887,795

Total Investments - 58.5% (Cost $93,967,897)		$111,838,932

Cash & Other Assets, Less Liabilities - 41.5%		79,354,674

Total Net Assets - 100.0%		$191,193,606

	CONTRACTS	UNREALIZED GAIN
FUTURES CONTRACTS PURCHASED†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $41,925,250)	670	$89,879

	UNITS	UNREALIZED LOSS
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. January 2012 S&P 500 Index Swap, Terminating 01/30/12[4] (Notional Value $12,070,790)	9,598	$(33,398)
Barclays Bank plc January 2012 S&P 500 Index Swap, Terminating 01/31/12[4] (Notional Value $77,941,332)	61,976	(72,934)
Goldman Sachs International January 2012 S&P 500 Index Swap, Terminating 01/27/12[4] (Notional Value $76,118,321)	60,527	(219,951)
Credit Suisse Capital, LLC January 2012 S&P 500 Index Swap, Terminating 01/31/12[4] (Notional Value $116,849,498)	92,915	(310,792)

(Total Notional Value $282,979,941)		$(637,075)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Perpetual maturity.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2011.
[4]	Total Return based on S&P 500® Index +/- financing at a variable rate.
[5]	Illiquid security.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 15

S&P 500 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS:
Investments, at value (cost $41,080,102)	$58,951,137
Repurchase agreements, at value (cost $52,887,795)	52,887,795

Total investments (cost $93,967,897)	111,838,932
Segregated cash with broker	2,273,280
Receivables:
Fund shares sold	87,124,874
Dividends	89,304
Securities sold	9,435

Total assets	201,335,825

LIABILITIES:
Unrealized depreciation on swap agreements	637,075
Overdraft due to custodian bank	131
Payable for:
Fund shares redeemed	9,104,235
Management fees	85,053
Variation margin	72,164
Distribution and service fees	30,616
Transfer agent and administrative fees	23,626
Portfolio accounting fees	14,176
Swap settlement	7,649
Miscellaneous	167,494

Total liabilities	10,142,219

NET ASSETS	$191,193,606

NET ASSETS CONSIST OF:
Paid in capital	$266,844,870
Undistributed net investment income	—
Accumulated net realized loss on investments	(92,975,103)
Net unrealized appreciation on investments	17,323,839

NET ASSETS	$191,193,606

A-CLASS:
Net assets	$5,981,676
Capital shares outstanding	228,720
Net asset value per share	$26.15

Maximum offering price per share (Net asset value divided by 95.25%)	$27.45

C-CLASS:
Net assets	$10,876,012
Capital shares outstanding	454,213
Net asset value per share	$23.94

H-CLASS:
Net assets	$174,335,918
Capital shares outstanding	6,664,300
Net asset value per share	$26.16

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends	$1,520,302
Interest	27,834

Total investment income	1,548,136

EXPENSES:
Management fees	1,214,391
Transfer agent and administrative fees	337,330
Distribution and service fees:
A-Class	20,666
C-Class	136,928
H-Class	282,433
Portfolio accounting fees	202,399
Registration fees	233,700
Custodian fees	36,951
Trustees’ fees*	13,110
Miscellaneous	172,782

Total expenses	2,650,690

Net investment loss	(1,102,554)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,352,681
Swap agreements	(16,777,685)
Futures contracts	2,532,481

Net realized gain	3,107,477

Net change in unrealized appreciation (depreciation) on:
Investments	(13,346,921)
Swap agreements	(660,402)
Futures contracts	(402,507)

Net change in unrealized appreciation (depreciation)	(14,409,830)

Net realized and unrealized loss	(11,302,353)

Net decrease in net assets resulting from operations	$(12,404,907)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,102,554)	$(1,016,059)
Net realized gain on investments	3,107,477	52,501,191
Net change in unrealized appreciation (depreciation) on investments	(14,409,830)	(10,730,130)

Net increase (decrease) in net assets resulting from operations	(12,404,907)	40,755,002

CAPITAL SHARE TRANSACTIONS:
PROCEEDS FROM SALE OF SHARES
A-Class	10,547,070	17,080,890
C-Class	201,678,258	149,197,675
H-Class	4,321,567,697	7,353,383,042
COST OF SHARES REDEEMED
A-Class	(15,938,654)	(22,088,409)
C-Class	(206,648,444)	(157,292,773)
H-Class	(4,274,141,798)	(7,540,003,442)

Net increase (decrease) from capital share transactions	37,064,129	(199,723,017)

Net increase (decrease) in net assets	24,659,222	(158,968,015)

NET ASSETS:
Beginning of year	166,534,384	325,502,399

End of year	$191,193,606	$166,534,384

Undistributed net investment income at end of year	$—	$—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	381,959	756,228
C-Class	8,153,246	7,095,692
H-Class	155,493,316	325,471,385
Shares redeemed
A-Class	(572,352)	(976,063)
C-Class	(8,366,859)	(7,471,046)
H-Class	(153,892,681)	(333,578,428)

Net increase (decrease) in shares	1,196,629	(8,702,232)

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 17

S&P 500 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$27.31	$22.03	$15.10	$47.66	$47.50

Income (loss) from investment operations:
Net investment income (loss)[a]	(.18)	(.11)	(.03)	.17	.38
Net gain (loss) on investments (realized and unrealized)	(.98)	5.39	6.98	(32.65)	.11

Total from investment operations	(1.16)	5.28	6.95	(32.48)	.49

Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.33)

Total distributions	—	—	(.02)	(.08)	(.33)

Net asset value, end of period	$26.15	$27.31	$22.03	$15.10	$47.66

Total Return[b]	(4.21%)	23.92%	46.00%	(68.14%)	0.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,982	$11,445	$14,077	$16,149	$18,931

Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.47%)	(0.25%)	0.58%	0.77%
Total expenses	1.89%	1.78%	1.81%	1.73%	1.70%

Portfolio turnover rate	311%	145%	187%	92%	40%

C-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$25.16	$20.44	$14.13	$44.94	$45.14

Income (loss) from investment operations:
Net investment income (loss)[a]	(.35)	(.25)	(.14)	(.05)	.01
Net gain (loss) on investments (realized and unrealized)	(.87)	4.97	6.47	(30.68)	.12

Total from investment operations	(1.22)	4.72	6.33	(30.73)	.13

Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.33)

Total distributions	—	—	(.02)	(.08)	(.33)

Net asset value, end of period	$23.94	$25.16	$20.44	$14.13	$44.94

Total Return[b]	(4.81%)	23.04%	44.77%	(68.37%)	0.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,876	$16,801	$21,325	$32,159	$50,376

Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.21%)	(0.99%)	(0.16%)	0.03%
Total expenses	2.64%	2.53%	2.57%	2.48%	2.45%

Portfolio turnover rate	311%	145%	187%	92%	40%

18 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$27.31	$22.03	$15.10	$47.63	$47.49

Income (loss) from investment operations:
Net investment income (loss)[a]	(.21)	(.14)	(.07)	.16	.41
Net gain (loss) on investments (realized and unrealized)	(.94)	5.42	7.02	(32.61)	.06

Total from investment operations	(1.15)	5.28	6.95	(32.45)	.47

Less distributions from:
Net investment income	—	—	(.02)	(.08)	(.33)

Total distributions	—	—	(.02)	(.08)	(.33)

Net asset value, end of period	$26.16	$27.31	$22.03	$15.10	$47.63

Total Return[b]	(4.21%)	23.97%	46.00%	(68.12%)	0.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$174,336	$138,289	$290,100	$110,656	$277,926

Ratios to average net assets:
Net investment income (loss)	(0.76%)	(0.61%)	(0.45%)	0.53%	0.81%
Total expenses	1.89%	1.78%	1.81%	1.73%	1.70%

Portfolio turnover rate	311%	145%	187%	92%	40%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2011

INVERSE S&P 500 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the year ended December 31, 2011, Inverse S&P 500 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500® Index*. Inverse S&P 500 2x Strategy Fund H-Class returned -20.04%, while the S&P 500® Index gained 2.11% over the same time period.

Consumer Staples, Health Care and Utilities were the sectors contributing most to performance of the index for the year. Financials was the largest detractor from performance, followed by Materials and Industrials.

Apple, Inc., Exxon Mobile Corp. and International Business Machines Corp. provided the most performance to the index during the year. Bank of America Corp., Citigroup Inc. and Goldman Sachs Group Inc were the largest detractors from performance for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*	Standard & Poor’s 500 Index (S&P 500®) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).

Performance displayed represents past performance which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

20 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

INVERSE S&P 500 2x STRATEGY FUND

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/11

	1 Year	5 Year	10 Year
C-Class Shares	-20.61%	-16.42%	-15.21%
C-Class Shares with CDSC†	-21.40%	-16.42%	-15.21%
H-Class Shares	-20.04%	-15.79%	-14.57%
S&P 500® Index	2.11%	-0.25%	2.92%

	1 Year	5 Year	Since Inception (09/01/04)
A-Class Shares	-20.13%	-15.83%	-16.15%
A-Class Shares with sales charge‡	-23.94%	-16.64%	-16.70%
S&P 500® Index	2.11%	-0.25%	3.88%

The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

*

The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500® Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

THE RYDEX FUNDS ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS	December 31, 2011

INVERSE S&P 500 2x STRATEGY FUND

	FACE AMOUNT	VALUE
FEDERAL AGENCY DISCOUNT NOTES†† - 46.1%
Farmer Mac[1] 0.10% due 05/07/12	$25,000,000	$24,998,275
Freddie Mac[2] 0.08% due 04/02/12	15,000,000	14,999,250

Total Federal Agency Discount Notes (Cost $39,988,114)		39,997,525

FEDERAL AGENCY NOTES†† - 17.3%
Federal Home Loan Bank[1] 0.13% due 05/15/12	15,000,000	15,000,540

Total Federal Agency Notes (Cost $14,996,997)		15,000,540

REPURCHASE AGREEMENTS††,3 - 28.9%
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12[4]	15,061,180	15,061,180
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	9,993,794	9,993,794

Total Repurchase Agreements (Cost $25,054,974)		25,054,974

Total Investments - 92.3% (Cost $80,040,085)		$80,053,039

Cash & Other Assets, Less Liabilities - 7.7%		6,694,848

Total Net Assets - 100.0%		$86,747,887

	CONTRACTS	UNREALIZED GAIN
FUTURES CONTRACTS SOLD SHORT†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $29,472,825)	471	$84,897

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2012 S&P 500 Index Swap, Terminating 01/27/12[5] (Notional Value $46,469,995)	36,951	$275,209
Credit Suisse Capital, LLC January 2012 S&P 500 Index Swap, Terminating 01/31/12[5] (Notional Value $53,387,112)	42,452	180,037
Barclays Bank plc January 2012 S&P 500 Index Swap, Terminating 01/31/12[5] (Notional Value $34,592,133)	27,506	147,982
Morgan Stanley Capital Services, Inc. January 2012 S&P 500 Index Swap, Terminating 01/30/12[5] (Notional Value $9,062,462)	7,206	15,178

(Total Notional Value $143,511,702)		$618,406

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2011.
[5]	Total Return based on S&P 500® Index +/- financing at a variable rate.

plc — Public Limited Company

22 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE S&P 500 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS:
Investments, at value (cost $54,985,111)	$54,998,065
Repurchase agreements, at value (cost $25,054,974)	25,054,974

Total investments (cost $80,040,085)	80,053,039
Segregated cash with broker	3,018,897
Unrealized appreciation on swap agreements	618,406
Receivable for swap settlement	81,974
Receivables:
Fund shares sold	10,174,144
Variation margin	138,945
Interest	7,393

Total assets	94,092,798

LIABILITIES:
Payable for:
Fund shares redeemed	7,013,618
Management fees	80,365
Distribution and service fees	27,317
Transfer agent and administrative fees	22,323
Portfolio accounting fees	13,394
Miscellaneous	187,894

Total liabilities	7,344,911

NET ASSETS	$86,747,887

NET ASSETS CONSIST OF:
Paid in capital	$631,500,797
Undistributed net investment income	—
Accumulated net realized loss on investments	(545,469,167)
Net unrealized appreciation on investments	716,257

NET ASSETS	$86,747,887

A-CLASS:
Net assets	$6,137,967
Capital shares outstanding	481,802
Net asset value per share	$12.74

Maximum offering price per share (Net asset value divided by 95.25%)	$13.38

C-CLASS:
Net assets	$6,859,987
Capital shares outstanding	585,867
Net asset value per share	$11.71

H-CLASS:
Net assets	$73,749,933
Capital shares outstanding	5,774,081
Net asset value per share	$12.77

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME:
Interest	$133,536

Total investment income	133,536

EXPENSES:
Management fees	1,281,227
Transfer agent and administrative fees	355,896
Distribution and service fees:
A-Class	18,158
C-Class	80,195
H-Class	317,690
Portfolio accounting fees	213,539
Registration fees	242,818
Custodian fees	62,270
Trustees’ fees*	14,105
Miscellaneous	218,219

Total expenses	2,804,117

Net investment loss	(2,670,581)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Swap agreements	(16,911,180)
Futures contracts	(7,470,059)

Net realized loss	(24,381,239)

Net change in unrealized appreciation (depreciation) on:
Investments	1,735
Swap agreements	687,802
Futures contracts	112,518

Net change in unrealized appreciation (depreciation)	802,055

Net realized and unrealized loss	(23,579,184)

Net decrease in net assets resulting from operations	$(26,249,765)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 23

INVERSE S&P 500 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,670,581)	$(3,335,701)
Net realized loss on investments	(24,381,239)	(104,706,082)
Net change in unrealized appreciation (depreciation) on investments	802,055	(189,432)

Net decrease in net assets resulting from operations	(26,249,765)	(108,231,215)

CAPITAL SHARE TRANSACTIONS:
PROCEEDS FROM SALE OF SHARES
A-Class	22,039,520	38,014,781
C-Class	257,594,595	256,801,623
H-Class	3,760,764,762	5,315,949,626
COST OF SHARES REDEEMED
A-Class	(20,788,219)	(33,042,561)
C-Class	(257,281,439)	(257,986,355)
H-Class	(3,794,996,116)	(5,210,061,195)

Net increase (decrease) from capital share transactions	(32,666,897)	109,675,919

Net increase (decrease) in net assets	(58,916,662)	1,444,704

NET ASSETS:
Beginning of year	145,664,549	144,219,845

End of year	$86,747,887	145,664,549

Undistributed net investment income at end of year	$—	—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	1,500,170	1,691,761
C-Class	19,255,477	13,091,073
H-Class	254,860,943	246,137,142
Shares redeemed
A-Class	(1,451,085)	(1,556,423)
C-Class	(19,256,137)	(13,169,775)
H-Class	(257,232,763)	(243,137,024)

Net increase (decrease) in shares	(2,323,395)	3,056,754

24 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE S&P 500 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$15.95	$23.77	$48.14	$29.16	$31.38

Income (loss) from investment operations:
Net investment income (loss)[a]	(.27)	(.34)	(.61)	.10	.97
Net gain (loss) on investments (realized and unrealized)	(2.94)	(7.48)	(23.74)	19.18	(2.27)

Total from investment operations	(3.21)	(7.82)	(24.35)	19.28	(1.30)

Less distributions from:
Net investment income	—	—	(.02)	(.30)	(.92)

Total distributions	—	—	(.02)	(.30)	(.92)

Net asset value, end of period	$12.74	$15.95	$23.77	$48.14	$29.16

Total Return[b]	(20.13%)	(32.90%)	(50.58%)	66.10%	(3.99%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,138	$6,902	$7,069	$14,897	$15,381

Ratios to average net assets:
Net investment income (loss)	(1.84%)	(1.60%)	(1.60%)	0.27%	3.27%
Total expenses	1.93%	1.79%	1.80%	1.74%	1.70%

Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$14.75	$22.13	$45.16	$27.56	$29.94

Income (loss) from investment operations:
Net investment income (loss)[a]	(.34)	(.44)	(.79)	(.15)	.72
Net gain (loss) on investments (realized and unrealized)	(2.70)	(6.94)	(22.22)	18.05	(2.18)

Total from investment operations	(3.04)	(7.38)	(23.01)	17.90	(1.46)

Less distributions from:
Net investment income	—	—	(.02)	(.30)	(.92)

Total distributions	—	—	(.02)	(.30)	(.92)

Net asset value, end of period	$11.71	$14.75	$22.13	$45.16	$27.56

Total Return[b]	(20.61%)	(33.35%)	(50.95%)	64.93%	(4.71%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,860	$8,654	$14,720	$17,565	$26,565

Ratios to average net assets:
Net investment income (loss)	(2.58%)	(2.35%)	(2.39%)	(0.42%)	2.56%
Total expenses	2.68%	2.54%	2.59%	2.49%	2.45%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 25

INVERSE S&P 500 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$15.97	$23.79	$48.17	$29.16	$31.38

Income (loss) from investment operations:
Net investment income (loss)[a]	(.27)	(.34)	(.60)	.11	.99
Net gain (loss) on investments (realized and unrealized)	(2.93)	(7.48)	(23.76)	19.20	(2.29)

Total from investment operations	(3.20)	(7.82)	(24.36)	19.31	(1.30)

Less distributions from:
Net investment income	—	—	(.02)	(.30)	(.92)

Total distributions	—	—	(.02)	(.30)	(.92)

Net asset value, end of period	$12.77	$15.97	$23.79	$48.17	$29.16

Total Return[b]	(20.04%)	(32.87%)	(50.57%)	66.21%	(3.99%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,750	$130,109	$122,431	$177,979	$175,558

Ratios to average net assets:
Net investment income (loss)	(1.83%)	(1.61%)	(1.62%)	0.29%	3.32%
Total expenses	1.93%	1.79%	1.81%	1.73%	1.71%

Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

26 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX FUNDS ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2011

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the year ended December 31, 2011, with the NASDAQ-100 Index* up 3.66%, the NASDAQ-100 2x Strategy Fund H-Class returned -0.90% over the same time period. For the year ended December 31, 2011, the Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Information Technology, which accounted for 66% of the index, and Health Care contributed most to the performance of the index during the year, while lightly weighted Industrials detracted most from return. Materials also did not contribute to performance.

Apple, Inc., Qualcomm Inc. and Google Inc. were the stocks contributing most to performance of the index, while Oracle Corp., Research in Motion Ltd. and Teva Pharmaceutical Ltd. were the largest detractors from performance for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*

The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies, including investment companies.

Performance displayed represents past performance which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	11.9%
Microsoft Corp.	6.9%
Google, Inc. — Class A	5.2%
Oracle Corp.	4.1%
Intel Corp.	3.9%
Cisco Systems, Inc.	3.1%
QUALCOMM, Inc.	2.9%
Amazon.com, Inc.	2.5%
Amgen, Inc.	1.8%
Comcast Corp. — Class A	1.6%

Top Ten Total	43.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

28 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

NASDAQ-100® 2x STRATEGY FUND

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/11

	1 Year	5 Year	10 Year
C-Class Shares	-1.64%	-0.03%	-3.53%
C-Class Shares with CDSC†	-2.62%	-0.03%	-3.53%
H-Class Shares	-0.90%	0.77%	-2.61%
NASDAQ-100® Index	3.66%	6.05%	4.25%

	1 Year	5 Year	Since Inception (09/01/04)
A-Class Shares	-0.89%	0.75%	5.09%
A-Class Shares with sales charge‡	-5.60%	-0.22%	4.40%
NASDAQ-100® Index	3.66%	6.05%	7.74%

The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

*

The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100® Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

THE RYDEX FUNDS ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS	December 31, 2011

NASDAQ-100® 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS† - 79.0%
INFORMATION TECHNOLOGY - 53.0%
Apple, Inc.*	40,302	$16,322,310
Microsoft Corp.	364,769	9,469,403
Google, Inc. — Class A*	11,098	7,168,198
Oracle Corp.	218,741	5,610,707
Intel Corp.	220,802	5,354,449
Cisco Systems, Inc.	233,106	4,214,556
QUALCOMM, Inc.	72,887	3,986,919
eBay, Inc.*	55,981	1,697,904
Baidu, Inc. ADR*	11,766	1,370,386
Automatic Data Processing, Inc.	21,187	1,144,310
Dell, Inc.*	77,897	1,139,633
Yahoo!, Inc.*	53,777	867,423
Cognizant Technology Solutions Corp. — Class A*	13,100	842,461
Intuit, Inc.	12,901	678,464
Broadcom Corp. — Class A*	21,076	618,791
Applied Materials, Inc.	57,139	611,959
Activision Blizzard, Inc.	49,620	611,318
Adobe Systems, Inc.*	21,288	601,812
NetApp, Inc.*	15,977	579,486
Altera Corp.	13,919	516,395
SanDisk Corp.*	10,418	512,670
Symantec Corp.*	31,969	500,315
Citrix Systems, Inc.*	8,083	490,800
Paychex, Inc.	15,716	473,209
Check Point Software Technologies Ltd.*	9,000	472,860
CA, Inc.	21,392	432,439
NVIDIA Corp.*	26,483	367,054
F5 Networks, Inc.*	3,451	366,220
Xilinx, Inc.	11,383	364,939
Marvell Technology Group Ltd.*	26,267	363,798
Fiserv, Inc.*	6,113	359,078
KLA-Tencor Corp.	7,225	348,606
Seagate Technology plc	20,152	330,493
Maxim Integrated Products, Inc.	12,653	329,484
Nuance Communications, Inc.*	13,050	328,338
Research In Motion Ltd.*	22,586	327,497
Avago Technologies Ltd.	10,660	307,648
Microchip Technology, Inc.	8,290	303,663
Autodesk, Inc.*	9,831	298,174
Linear Technology Corp.	9,875	296,546
Electronic Arts, Inc.*	14,372	296,063
Micron Technology, Inc.*	42,820	269,338
Akamai Technologies, Inc.*	7,780	251,138
VeriSign, Inc.	6,897	246,361
BMC Software, Inc.*	7,377	241,818
Lam Research Corp.*	5,187	192,023
Flextronics International Ltd.*	30,931	175,069
Infosys Ltd. ADR	3,385	173,921

Total Information Technology		72,826,446

CONSUMER DISCRETIONARY - 12.1%
Amazon.com, Inc.*	19,722	3,413,878
Comcast Corp. — Class A	90,745	2,151,564
Starbucks Corp.	32,326	1,487,319
News Corp. — Class A	74,679	1,332,273
DIRECTV — Class A*	30,592	1,308,114
Priceline.com, Inc.*	2,163	1,011,657
Bed Bath & Beyond, Inc.*	10,607	614,888
Wynn Resorts Ltd.	5,420	598,856
Ross Stores, Inc.	10,021	476,298
O’Reilly Automotive, Inc.*	5,569	445,242
Dollar Tree, Inc.*	5,162	429,014
Staples, Inc.	30,330	421,284
Mattel, Inc.	14,683	407,600
Liberty Interactive Corp. — Class A*	24,339	394,657
Garmin Ltd.	8,421	335,240
Apollo Group, Inc. — Class A*	5,640	303,827
Sirius XM Radio, Inc.*	162,628	295,983
Virgin Media, Inc.	13,045	278,902
Fossil, Inc.*	2,720	215,859
Netflix, Inc.*	2,399	166,227
Expedia, Inc.	5,235	151,920
Ctrip.com International Ltd. ADR*	6,406	149,900
Sears Holdings Corp.*	4,634	147,269
TripAdvisor, Inc.*	5,235	131,974
Orchard Supply Hardware Stores Corp. — Class A*,†††,5	221	1,664

Total Consumer Discretionary		16,671,409

HEALTH CARE - 8.9%
Amgen, Inc.	38,004	2,440,237
Gilead Sciences, Inc.*	32,569	1,333,049
Celgene Corp.*	19,246	1,301,030
Teva Pharmaceutical Industries Ltd. ADR	30,352	1,225,007
Biogen Idec, Inc.*	10,534	1,159,267
Express Scripts, Inc.*	21,050	940,724
Intuitive Surgical, Inc.*	1,686	780,635
Alexion Pharmaceuticals, Inc.*	8,034	574,431
Cerner Corp.*	7,350	450,188
Mylan, Inc.*	18,497	396,946
Perrigo Co.	4,048	393,870
Life Technologies Corp.*	7,723	300,502
Vertex Pharmaceuticals, Inc.*	9,040	300,218
Henry Schein, Inc.*	3,919	252,501
DENTSPLY International, Inc.	6,134	214,629
Warner Chilcott plc — Class A*	11,019	166,717

Total Health Care		12,229,951

CONSUMER STAPLES - 2.0%
Costco Wholesale Corp.	18,792	1,565,749
Whole Foods Market, Inc.	7,787	541,819
Hansen Natural Corp.*	3,780	348,289
Green Mountain Coffee Roasters, Inc.*	6,699	300,450

Total Consumer Staples		2,756,307

30 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2011

NASDAQ-100® 2x STRATEGY FUND

	SHARES	VALUE
INDUSTRIALS - 1.8%
PACCAR, Inc.	15,530	$581,909
Fastenal Co.	12,806	558,470
CH Robinson Worldwide, Inc.	7,121	496,903
Expeditors International of Washington, Inc.	9,192	376,504
Stericycle, Inc.*	3,689	287,447
First Solar, Inc.*	3,750	126,600

Total Industrials		2,427,833

TELECOMMUNICATION SERVICES - 0.8%
Vodafone Group plc ADR	39,831	1,116,463

MATERIALS - 0.4%
Sigma-Aldrich Corp.	5,227	326,478
Randgold Resources Ltd. ADR	2,500	255,250

Total Materials		581,728

Total Common Stocks (Cost $55,503,037)		108,610,137

PREFERRED STOCKS††† - 0.0%
Orchard Supply Hardware — Class A*,1,5	221	—

Total Preferred Stocks (Cost $10,323)		—

	FACE AMOUNT
REPURCHASE AGREEMENTS††,[2] - 13.2%
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	$13,099,166	13,099,166
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12[3]	5,022,763	5,022,763

Total Repurchase Agreements (Cost $18,121,929)		18,121,929

Total Investments - 92.2% (Cost $73,635,289)		$126,732,066

Cash & Other Assets, Less Liabilities - 7.8%		10,757,362

Total Net Assets - 100.0%		$137,489,428

	CONTRACTS	UNREALIZED GAIN (LOSS)
FUTURES CONTRACTS PURCHASED†
March 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $32,122,545)	707	$640,406

	UNITS
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2012 NASDAQ-100 Index Swap, Terminating 01/27/12[4] (Notional Value $13,048,234)	5,728	$(30,191)
Credit Suisse Capital, LLC January 2012 NASDAQ-100 Index Swap, Terminating 01/31/12[4] (Notional Value $17,043,225)	7,482	(51,285)
Morgan Stanley Capital Services, Inc. January 2012 NASDAQ-100 Index Swap, Terminating 01/30/12[4] (Notional Value $27,147,564)	11,918	(167,502)
Barclays Bank plc January 2012 NASDAQ-100 Index Swap, Terminating 01/31/12[4] (Notional Value $76,804,110)	33,718	(239,122)

(Total Notional Value $134,043,133)		$(488,100)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Perpetual maturity.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2011.
[4]	Total Return based on NASDAQ-100® Index +/- financing at a variable rate.
[5]	Illiquid security.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 31

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS:
Investments, at value (cost $55,513,360)	$108,610,137
Repurchase agreements, at value (cost $18,121,929)	18,121,929

Total investments (cost $73,635,289)	126,732,066
Segregated cash with broker	11,095,430
Receivables:
Fund shares sold	7,539,292
Dividends	85,993

Total assets	145,452,781

LIABILITIES:
Unrealized depreciation on swap agreements	488,100
Overdraft due to custodian bank	1,176
Payable for:
Fund shares redeemed	6,892,322
Management fees	111,654
Variation margin	78,909
Distribution and service fees	40,862
Transfer agent and administrative fees	31,015
Swap settlement	27,698
Portfolio accounting fees	18,609
Miscellaneous	273,008

Total liabilities	7,963,353

NET ASSETS	$137,489,428

NET ASSETS CONSIST OF:
Paid in capital	$237,528,478
Undistributed net investment income	—
Accumulated net realized loss on investments	(153,288,133)
Net unrealized appreciation on investments	53,249,083

NET ASSETS	$137,489,428

A-CLASS:
Net assets	$4,458,223
Capital shares outstanding	37,219
Net asset value per share	$119.78

Maximum offering price per share (Net asset value divided by 95.25%)	$125.75

C-CLASS:
Net assets	$15,919,688
Capital shares outstanding	149,083
Net asset value per share	$106.78

H-CLASS:
Net assets	$117,111,517
Capital shares outstanding	977,096
Net asset value per share	$119.86

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $509)	$1,393,911
Interest	25,908

Total investment income	1,419,819

EXPENSES:
Management fees	1,892,810
Transfer agent and administrative fees	525,780
Distribution and service fees:
A-Class	15,963
C-Class	174,224
H-Class	466,261
Portfolio accounting fees	315,470
Registration fees	404,193
Custodian fees	55,175
Trustees’ fees*	20,703
Miscellaneous	303,234

Total expenses	4,173,813

Net investment loss	(2,753,994)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	19,850,840
Swap agreements	(13,775,420)
Futures contracts	(3,842,429)

Net realized gain	2,232,991

Net change in unrealized appreciation (depreciation) on:
Investments	(25,309,888)
Swap agreements	696,868
Futures contracts	76,823

Net change in unrealized appreciation (depreciation)	(24,536,197)

Net realized and unrealized loss	(22,303,206)

Net decrease in net assets resulting from operations	$(25,057,200)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,753,994)	$(2,439,606)
Net realized gain on investments	2,232,991	73,384,353
Net change in unrealized appreciation (depreciation) on investments	(24,536,197)	(18,674,120)

Net increase (decrease) in net assets resulting from operations	(25,057,200)	52,270,627

CAPITAL SHARE TRANSACTIONS:
PROCEEDS FROM SALE OF SHARES
A-Class	7,758,964	13,952,082
C-Class	236,147,951	204,018,393
H-Class	3,162,891,812	3,314,100,510
COST OF SHARES REDEEMED
A-Class	(11,013,699)	(17,400,978)
C-Class	(240,215,055)	(208,694,561)
H-Class	(3,257,167,447)	(3,317,175,865)

Net decrease from capital share transactions	(101,597,474)	(11,200,419)

Net increase (decrease) in net assets	(126,654,674)	41,070,208

NET ASSETS:
Beginning of year	264,144,102	223,073,894

End of year	$137,489,428	$264,144,102

Undistributed net investment income at end of year	$—	$—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	60,483	151,258
C-Class	2,084,346	2,425,961
H-Class	24,995,303	35,531,207
Shares redeemed
A-Class	(88,547)	(200,331)
C-Class	(2,120,012)	(2,484,002)
H-Class	(25,971,202)	(35,761,319)

Net decrease in shares	(1,039,629)	(337,227)

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 33

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]	Year Ended December 31, 2007[c]
Per Share Data
Net asset value, beginning of period	$120.86	$88.62	$40.54	$148.85	$115.35

Income (loss) from investment operations:
Net investment loss[a]	(1.62)	(1.08)	(.73)	(.90)	(.50)
Net gain (loss) on investments (realized and unrealized)	.54	33.32	48.81	(107.41)	34.00

Total from investment operations	(1.08)	32.24	48.08	(108.31)	33.50

Net asset value, end of period	$119.78	$120.86	$88.62	$40.54	$148.85

Total Return[b]	(0.89%)	36.37%	118.60%	(72.76%)	29.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,458	$7,890	$10,134	$5,835	$19,628
Ratios to average net assets:
Net investment loss	(1.27%)	(1.15%)	(1.25%)	(0.90%)	(0.36%)
Total expenses	1.92%	1.82%	1.85%	1.76%	1.74%

Portfolio turnover rate	164%	121%	78%	50%	107%

C-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]	Year Ended December 31, 2007[c]
Per Share Data
Net asset value, beginning of period	$108.57	$80.21	$37.03	$137.05	$106.95

Income (loss) from investment operations:
Net investment loss[a]	(2.30)	(1.60)	(1.07)	(1.45)	(1.40)
Net gain (loss) on investments (realized and unrealized)	.51	29.96	44.25	(98.57)	31.50

Total from investment operations	(1.79)	28.36	43.18	(100.02)	30.10

Net asset value, end of period	$106.78	$108.57	$80.21	$37.03	$137.05

Total Return[b]	(1.64%)	35.33%	116.61%	(72.97%)	28.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,920	$20,058	$19,475	$13,791	$46,977

Ratios to average net assets:
Net investment loss	(2.03%)	(1.88%)	(2.02%)	(1.67%)	(1.10%)
Total expenses	2.68%	2.57%	2.60%	2.52%	2.49%

Portfolio turnover rate	164%	121%	78%	50%	107%

34 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]	Year Ended December 31, 2007[c]
Per Share Data
Net asset value, beginning of period	$120.94	$88.62	$40.54	$148.85	$115.35

Income (loss) from investment operations:
Net investment loss[a]	(1.59)	(1.07)	(.74)	(.80)	(.40)
Net gain (loss) on investments (realized and unrealized)	.51	33.39	48.82	(107.51)	33.90

Total from investment operations	(1.08)	32.32	48.08	(108.31)	33.50

Net asset value, end of period	$119.86	$120.94	$88.62	$40.54	$148.85

Total Return[b]	(0.90%)	36.46%	118.60%	(72.76%)	29.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117,112	$236,196	$193,465	$118,414	$402,788
Ratios to average net assets:
Net investment loss	(1.24%)	(1.13%)	(1.29%)	(0.90%)	(0.28%)
Total expenses	1.92%	1.82%	1.84%	1.77%	1.74%

Portfolio turnover rate	164%	121%	78%	50%	107%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]

Per share amounts for the years ended December 31, 2007 - December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2011

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the year ended December 31, 2011, with the NASDAQ-100 Index* up 3.66%, the Inverse NASDAQ-100 2x Fund H-Class returned -22.92% over the same time period. For the year ended December 31, 2011, the Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Information Technology, which accounted for 66% of the index, and Health Care contributed most to the performance of the index during the year, while lightly weighted Industrials detracted most from return. Materials also did not contribute to performance.

Apple, Inc., Qualcomm Inc. and Google Inc. were the stocks contributing most to performance of the index, while Oracle Corp., Research in Motion Ltd. and Teva Pharmaceutical Ltd. were the largest detractors from performance for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*

The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies, including investment companies.

Performance displayed represents past performance which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

36 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

INVERSE NASDAQ-100® 2x STRATEGY FUND

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/11

	1 Year	5 Year	10 Year
C-Class Shares	-23.55%	-27.12%	-22.72%
C-Class Shares with CDSC†	-24.31%	-27.12%	-22.72%
H-Class Shares	-22.92%	-26.60%	-22.16%
NASDAQ-100® Index	3.66%	6.05%	4.25%

	1 Year	5 Year	Since Inception (09/01/04)
A-Class Shares	-23.26%	-26.64%	-23.73%
A-Class Shares with sales charge‡	-26.87%	-27.36%	-24.24%
NASDAQ-100® Index	3.66%	6.05%	7.74%

The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

*

The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100® Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.

THE RYDEX FUNDS ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS	December 31, 2011

INVERSE NASDAQ-100® 2x STRATEGY FUND

	FACE AMOUNT	VALUE
FEDERAL AGENCY DISCOUNT NOTES†† - 29.9%
Federal Home Loan Bank[1] 0.09% due 05/01/12	$15,000,000	$14,999,010

Total Federal Agency Discount Notes (Cost $14,995,425)		14,999,010

REPURCHASE AGREEMENTS††,2 - 67.8%
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	23,796,297	23,796,297
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12[3]	10,160,094	10,160,094

Total Repurchase Agreements (Cost $33,956,391)		33,956,391

Total Investments - 97.7% (Cost $48,951,816)		$48,955,401

Cash & Other Assets, Less Liabilities - 2.3%		1,161,591

Total Net Assets - 100.0%		$50,116,992

	CONTRACTS	UNREALIZED GAIN
FUTURES CONTRACTS SOLD SHORT†
March 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $24,625,770)	542	$23,925

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2012 NASDAQ-100 Index Swap, Terminating 01/27/12[4] (Notional Value $26,054,093)	11,438	$172,717
Credit Suisse Capital, LLC January 2012 NASDAQ-100 Index Swap, Terminating 01/31/12[4] (Notional Value $22,970,879)	10,085	70,027
Morgan Stanley Capital Services, Inc. January 2012 NASDAQ-100 Index Swap, Terminating 01/30/12[4] (Notional Value $9,405,476)	4,129	61,764
Barclays Bank plc January 2012 NASDAQ-100 Index Swap, Terminating 01/31/12[4] (Notional Value $17,212,191)	7,556	53,397

(Total Notional Value $75,642,639)		$357,905

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2011.
[4]	Total Return based on NASDAQ-100® Index +/- financing at a variable rate.

plc — Public Limited Company

38 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS:
Investments, at value (cost $14,995,425)	$14,999,010
Repurchase agreements, at value (cost $33,956,391)	33,956,391

Total Investments (cost $48,951,816)	48,955,401
Segregated cash with broker	6,138,912
Unrealized appreciation on swap agreements	357,905
Receivable for swap settlement	39,450
Receivables:
Fund shares sold	946,241
Variation margin	56,368

Total assets	56,494,277

LIABILITIES:
Payable for:
Fund shares redeemed	6,241,776
Management fees	34,450
Distribution and service fees	11,753
Transfer agent and administrative fees	9,569
Portfolio accounting fees	5,742
Miscellaneous	73,995

Total liabilities	6,377,285

NET ASSETS	$50,116,992

NET ASSETS CONSIST OF:
Paid in capital	$494,280,805
Undistributed net investment income	—
Accumulated net realized loss on investments	(444,549,228)
Net unrealized appreciation on investments	385,415

NET ASSETS	$50,116,992

A-CLASS:
Net assets	$2,346,225
Capital shares outstanding	171,728
Net asset value per share	$13.66

Maximum offering price per share (Net asset value divided by 95.25%)	$14.34

C-CLASS:
Net assets	$4,084,412
Capital shares outstanding	323,353
Net asset value per share	$12.63

H-CLASS:
Net assets	$43,686,355
Capital shares outstanding	3,189,474
Net asset value per share	$13.70

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME:
Interest	$40,376

Total investment income	40,376

EXPENSES:
Management fees	515,592
Transfer agent and administrative fees	143,220
Distribution and service fees:
A-Class	3,188
C-Class	37,169
H-Class	130,740
Portfolio accounting fees	85,932
Registration fees	95,303
Custodian fees	14,379
Trustees’ fees*	5,535
Miscellaneous	104,314

Total expenses	1,135,372

Net investment loss	(1,094,996)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Swap agreements	(14,300,898)
Futures contracts	(1,737,356)

Net realized loss	(16,038,254)

Net change in unrealized appreciation (depreciation) on:
Investments	(110)
Swap agreements	(210,052)
Futures contracts	(31,443)

Net change in unrealized appreciation (depreciation)	(241,605)

Net realized and unrealized loss	(16,279,859)

Net decrease in net assets resulting from operations	$(17,374,855)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 39

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,094,996)	$(1,375,063)
Net realized loss on investments	(16,038,254)	(40,780,723)
Net change in unrealized appreciation (depreciation) on investments	(241,605)	4,605,194

Net decrease in net assets resulting from operations	(17,374,855)	(37,550,592)

CAPITAL SHARE TRANSACTIONS:
PROCEEDS FROM SALE OF SHARES
A-Class	8,638,126	7,962,213
C-Class	168,430,185	170,878,835
H-Class	1,751,401,630	1,995,279,387
COST OF SHARES REDEEMED
A-Class	(6,982,258)	(7,045,330)
C-Class	(166,791,204)	(169,609,604)
H-Class	(1,745,481,910)	(1,969,846,869)

Net increase from capital share transactions	9,214,569	27,618,632

Net decrease in net assets	(8,160,286)	(9,931,960)

NET ASSETS:
Beginning of year	58,277,278	68,209,238

End of year	$50,116,992	$58,277,278

Undistributed net investment income at end of year	$—	$—

CAPITAL SHARE ACTIVITY:[1]
Shares sold
A-Class	553,832	285,100
C-Class	12,129,627	7,315,734
H-Class	114,422,071	80,261,120
Shares redeemed
A-Class	(440,860)	(270,141)
C-Class	(12,017,166)	(7,283,501)
H-Class	(114,257,264)	(79,358,728)

Net increase in shares	390,240	949,585

[1]

The share activity for the year ended December 31, 2010 and the period January 1, 2011 through December 2, 2011 has been restated to reflect 1:4 reverse share split effective December 2, 2011 — See Note 10.

40 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended December 31, 2011[c]	Year Ended December 31, 2010[c]	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]	Year Ended December 31, 2007[c]
Per Share Data
Net asset value, beginning of period	$17.80	$29.28	$87.68	$47.12	$68.88

Income (loss) from investment operations:
Net investment income (loss)[a]	(.28)	(.44)	(.96)	.12	2.04
Net gain (loss) on investments (realized and unrealized)	(3.86)	(11.04)	(57.44)	40.88	(20.84)

Total from investment operations	(4.14)	(11.48)	(58.40)	41.00	(18.80)

Less distributions from:
Net investment income	—	—	—	(.44)	(2.96)

Total distributions	—	—	—	(.44)	(2.96)

Net asset value, end of period	$13.66	$17.80	$29.28	$87.68	$47.12

Total Return[b]	(23.26%)	(39.21%)	(66.61%)	87.03%	(27.10%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,346	$1,045	$1,282	$3,847	$4,371

Ratios to average net assets:
Net investment income (loss)	(1.84%)	(1.66%)	(1.67%)	0.21%	3.49%
Total expenses	1.92%	1.82%	1.83%	1.76%	1.75%

Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended December 31, 2011[c]	Year Ended December 31, 2010[c]	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]	Year Ended December 31, 2007[c]
Per Share Data
Net asset value, beginning of period	$16.52	$27.32	$82.48	$44.68	$66.04

Income (loss) from investment operations:
Net investment income (loss)[a]	(.38)	(.52)	(1.12)	(.24)	1.56
Net gain (loss) on investments (realized and unrealized)	(3.51)	(10.28)	(54.04)	38.48	(19.96)

Total from investment operations	(3.89)	(10.80)	(55.16)	38.24	(18.40)

Less distributions from:
Net investment income	—	—	—	(.44)	(2.96)

Total distributions	—	—	—	(.44)	(2.96)

Net asset value, end of period	$12.63	$16.52	$27.32	$82.48	$44.68

Total Return[b]	(23.55%)	(39.53%)	(66.88%)	85.61%	(27.67%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,084	$3,485	$4,879	$8,532	$17,791

Ratios to average net assets:
Net investment income (loss)	(2.67%)	(2.41%)	(2.39%)	(0.40%)	2.77%
Total expenses	2.68%	2.57%	2.59%	2.51%	2.50%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended December 31, 2011[c]	Year Ended December 31, 2010[c]	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]	Year Ended December 31, 2007[c]
Per Share Data
Net asset value, beginning of period	$17.76	$29.24	$87.56	$47.08	$68.84

Income (loss) from investment operations:
Net investment income (loss)[a]	(.29)	(.40)	(.84)	.20	2.08
Net gain (loss) on investments (realized and unrealized)	(3.77)	(11.08)	(57.48)	40.72	(20.88)

Total from investment operations	(4.06)	(11.48)	(58.32)	40.92	(18.80)

Less distributions from:
Net investment income	—	—	—	(.44)	(2.96)

Total distributions	—	—	—	(.44)	(2.96)

Net asset value, end of period	$13.70	$17.76	$29.24	$87.56	$47.08

Total Return[b]	(22.92%)	(39.26%)	(66.61%)	86.93%	(27.12%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,686	$53,747	$62,049	$110,965	$164,133

Ratios to average net assets:
Net investment income (loss)	(1.86%)	(1.66%)	(1.69%)	0.35%	3.52%
Total expenses	1.93%	1.82%	1.84%	1.76%	1.75%

Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]

Per share amounts for years ended December 31, 2007 – December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect 1:4 share split effective December 2, 2011.

42 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX FUNDS ANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2011

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the year ended December 31, 2011, Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average Index*. Dow 2x Strategy Fund H-Class rose 8.42%, while the Dow Jones Industrial Average Index rose 8.38% over the same time period.

Consumer Discretionary and Energy were the sectors contributing most to performance of the index for the year. Materials and Financials were the largest detractors.

International Business Machines Corp., McDonald’s Corp. and Chevron Corp. were the largest contributors to performance of the index for the year. Hewlett-Packard Co., JPMorgan Chase & Co. and Bank of America Corp. were the largest detractors.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*	The Dow Jones Industrial AverageSM is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. The DJIA was invented by Charles Dow back in 1896.

Performance displayed represents past performance which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
International Business Machines Corp.	5.7%
Chevron Corp.	3.3%
McDonald’s Corp.	3.1%
Caterpillar, Inc.	2.8%
Exxon Mobil Corp.	2.6%
3M Co.	2.5%
Boeing Co.	2.3%
United Technologies Corp.	2.3%
Coca-Cola Co.	2.2%
Procter & Gamble Co.	2.1%

Top Ten Total	28.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

44 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

DOW 2x STRATEGY FUND

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/11

	1 Year	5 Year	Since Inception (09/01/04)
A-Class Shares	8.55%	-5.70%	0.59%
A-Class Shares with sales charge†	3.40%	-6.61%	-0.07%
Dow Jones Industrial AverageSM Index	8.38%	2.37%	5.23%

	1 Year	5 Year	Since Inception (02/20/04)
C-Class Shares	7.58%	-6.44%	-1.42%
C-Class Shares with sales charge‡	6.58%	-6.44%	-1.42%
H-Class Shares	8.42%	-5.76%	-0.70%
Dow Jones Industrial AverageSM Index	8.38%	2.37%	4.43%

The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

*

The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial AverageSM Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS	December 31, 2011
DOW 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS† - 50.4%
INDUSTRIALS - 10.5%
Caterpillar, Inc.	10,940	$991,164
3M Co.	10,940	894,126
Boeing Co.	10,940	802,449
United Technologies Corp.	10,970	801,797
General Electric Co.	10,940	195,935

Total Industrials		3,685,471

INFORMATION TECHNOLOGY - 8.7%
International Business Machines Corp.	10,940	2,011,647
Microsoft Corp.	10,940	284,003
Hewlett-Packard Co.	10,940	281,815
Intel Corp.	10,941	265,319
Cisco Systems, Inc.	10,940	197,795

Total Information Technology		3,040,579

CONSUMER STAPLES - 7.3%
Coca-Cola Co.	10,940	765,472
Procter & Gamble Co.	10,940	729,807
Wal-Mart Stores, Inc.	10,940	653,774
Kraft Foods, Inc. — Class A	10,940	408,718

Total Consumer Staples		2,557,771

ENERGY - 6.0%
Chevron Corp.	10,940	1,164,016
Exxon Mobil Corp.	10,940	927,274

Total Energy		2,091,290

CONSUMER DISCRETIONARY - 5.6%
McDonald’s Corp.	10,940	1,097,610
Home Depot, Inc.	10,940	459,918
Walt Disney Co.	10,940	410,250

Total Consumer Discretionary		1,967,778

FINANCIALS - 4.5%
Travelers Companies, Inc.	10,940	647,320
American Express Co.	10,940	516,040
JPMorgan Chase & Co.	10,940	363,755
Bank of America Corp.	10,940	60,826

Total Financials		1,587,941

HEALTH CARE - 3.9%
Johnson & Johnson	10,940	717,445
Merck & Company, Inc.	10,940	412,438
Pfizer, Inc.	10,940	236,742

Total Health Care		1,366,625

TELECOMMUNICATION SERVICES - 2.2%
Verizon Communications, Inc.	10,940	438,913
AT&T, Inc.	10,940	330,826

Total Telecommunication Services		769,739

MATERIALS - 1.7%
EI du Pont de Nemours & Co.	10,940	500,833
Alcoa, Inc.	10,946	94,683

Total Materials		595,516

Total Common Stocks (Cost $16,220,326)		17,662,710

	FACE AMOUNT
REPURCHASE AGREEMENTS††,1 - 39.6%
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	$11,230,377	11,230,377
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12[2]	2,666,350	2,666,350

Total Repurchase Agreements (Cost $13,896,727)		13,896,727

Total Investments - 90.0% (Cost $30,117,053)		$31,559,437

Cash & Other Assets, Less Liabilities - 10.0%		3,512,421

Total Net Assets - 100.0%		$35,071,858

	CONTRACTS	UNREALIZED GAIN (LOSS)
FUTURES CONTRACTS PURCHASED†
March 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $19,059,800)	314	$332,422

	UNITS
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. January 2012 Dow Jones Industrial Average Index Swap, Terminating 01/30/12[3] (Notional Value $3,419,807)	280	$(7,669)
Goldman Sachs International January 2012 Dow Jones Industrial Average Index Swap, Terminating 01/27/12[3] (Notional Value $7,925,307)	649	(27,551)

46 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2011
DOW 2x STRATEGY FUND

	UNITS	UNREALIZED LOSS
Barclays Bank plc January 2012 Dow Jones Industrial Average Index Swap, Terminating 01/31/12[3] (Notional Value $10,768,134)	881	$(61,592)
Credit Suisse Capital, LLC January 2012 Dow Jones Industrial Average Index Swap, Terminating 01/31/12[3] (Notional Value $11,264,635)	922	(64,707)

(Total Notional Value $33,377,883)		$(161,519)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2011.
[3]	Total Return based on Dow Jones Industrial AverageSM Index +/- financing at a variable rate.

plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 47

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS:
Investments, at value (cost $16,220,326)	$17,662,710
Repurchase agreements, at value (cost $13,896,727)	13,896,727

Total investments (cost $30,117,053)	31,559,437
Segregated cash with broker	3,566,640
Receivables:
Fund shares sold	4,710,824
Dividends	20,764

Total assets	39,857,665

LIABILITIES:
Unrealized depreciation on swap agreements	161,519
Payable for:
Fund shares redeemed	4,348,057
Variation margin	115,895
Swap settlement	81,205
Management fees	20,916
Distribution and service fees	7,450
Transfer agent and administrative fees	5,810
Portfolio accounting fees	3,486
Miscellaneous	41,469

Total liabilities	4,785,807

NET ASSETS	$35,071,858

NET ASSETS CONSIST OF:
Paid in capital	$57,109,149
Undistributed net investment income	—
Accumulated net realized loss on investments	(23,650,578)
Net unrealized appreciation on investments	1,613,287

NET ASSETS	$35,071,858

A-CLASS:
Net assets	$4,266,864
Capital shares outstanding	183,062
Net asset value per share	$23.31

Maximum offering price per share (Net asset value divided by 95.25%)	$24.47

C-CLASS:
Net assets	$2,562,097
Capital shares outstanding	116,750
Net asset value per share	$21.95

H-CLASS:
Net assets	$28,242,897
Capital shares outstanding	1,214,470
Net asset value per share	$23.26

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends	$475,109
Interest	6,284

Total investment income	481,393

EXPENSES:
Management fees	298,599
Transfer agent and administrative fees	82,944
Distribution and service fees:
A-Class	9,647
C-Class	31,164
H-Class	65,506
Portfolio accounting fees	49,767
Registration fees	54,975
Custodian fees	9,097
Trustees’ fees*	3,117
Miscellaneous	54,505

Total expenses	659,321

Net investment loss	(177,928)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,282,670
Swap agreements	550,484
Futures contracts	1,833,466
Securities sold short	65,081

Net realized gain	11,731,701

Net change in unrealized appreciation (depreciation) on:
Investments	(5,036,303)
Swap agreements	(226,865)
Futures contracts	293,046

Net change in unrealized appreciation (depreciation)	(4,970,122)

Net realized and unrealized gain	6,761,579

Net increase in net assets resulting from operations	$6,583,651

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(177,928)	$(53,300)
Net realized gain on investments	11,731,701	7,037,022
Net change in unrealized appreciation (depreciation) on investments	(4,970,122)	(860,018)

Net increase in net assets resulting from operations	6,583,651	6,123,704

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(1,026)	—
C-Class	(623)	—
H-Class	(4,308)	—

Total distributions to shareholders	(5,957)	—

CAPITAL SHARE TRANSACTIONS:
PROCEEDS FROM SALE OF SHARES
A-Class	7,194,909	4,391,854
C-Class	87,536,343	13,043,086
H-Class	1,303,115,130	894,075,373
DISTRIBUTIONS REINVESTED
A-Class	911	—
C-Class	589	—
H-Class	4,133	—
COST OF SHARES REDEEMED
A-Class	(7,027,933)	(6,891,079)
C-Class	(88,451,396)	(15,021,580)
H-Class	(1,322,782,149)	(898,899,282)

Net decrease from capital share transactions	(20,409,463)	(9,301,628)

Net decrease in net assets	(13,831,769)	(3,177,924)

NET ASSETS:
Beginning of year	48,903,627	52,081,551

End of year	$35,071,858	$48,903,627

Undistributed net investment income at end of year	$—	$—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	319,381	247,561
C-Class	4,084,106	777,372
H-Class	58,203,935	48,919,659
Shares issued from reinvestment of distributions
A-Class	42	—
C-Class	29	—
H-Class	190	—
Shares redeemed
A-Class	(308,951)	(391,996)
C-Class	(4,134,969)	(887,148)
H-Class	(58,937,225)	(49,361,096)

Net decrease in shares	(773,462)	(695,648)

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 49

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$21.48	$17.53	$12.68	$33.86	$31.56

Income (loss) from investment operations:
Net investment income (loss)[a]	(.14)	— [b]	.03	.18	.38
Net gain (loss) on investments (realized and unrealized)	1.98	3.95	4.86	(21.27)	1.93

Total from investment operations	1.84	3.95	4.89	(21.09)	2.31

Less distributions from:
Net investment income	(.01)	—	(.02)	(.08)	(.01)
Return of capital	—	—	(.02)	(.01)	—

Total distributions	(.01)	—	(.04)	(.09)	(.01)

Net asset value, end of period	$23.31	$21.48	$17.53	$12.68	$33.86

Total Return[c]	8.55%	22.53%	38.54%	(62.28%)	7.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,267	$3,708	$5,556	$7,563	$9,824
Ratios to average net assets:
Net investment income (loss)	(0.63%)	0.02%	0.26%	0.80%	1.09%
Total expenses	1.92%	1.81%	1.83%	1.74%	1.71%

Portfolio turnover rate	7,150%	108%	148%	30%	148%

C-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$20.41	$16.77	$12.22	$32.91	$30.91

Income (loss) from investment operations:
Net investment income (loss)[a]	(.30)	(.14)	(.06)	.01	.14
Net gain (loss) on investments (realized and unrealized)	1.85	3.78	4.65	(20.61)	1.87

Total from investment operations	1.55	3.64	4.59	(20.60)	2.01

Less distributions from:
Net investment income	(.01)	—	(.02)	(.08)	(.01)
Return of capital	—	—	(.02)	(.01)	—

Total distributions	(.01)	—	(.04)	(.09)	(.01)

Net asset value, end of period	$21.95	$20.41	$16.77	$12.22	$32.91

Total Return[c]	7.58%	21.65%	37.53%	(62.59%)	6.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,562	$3,420	$4,652	$5,610	$10,539

Ratios to average net assets:
Net investment income (loss)	(1.40%)	(0.78%)	(0.48%)	0.07%	0.41%
Total expenses	2.67%	2.56%	2.59%	2.49%	2.46%

Portfolio turnover rate	7,150%	108%	148%	30%	148%

50 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$21.45	$17.53	$12.69	$33.90	$31.59

Income (loss) from investment operations:
Net investment income (loss)[a]	(.10)	(.02)	.03	.16	.42
Net gain (loss) on investments (realized and unrealized)	1.92	3.94	4.85	(21.28)	1.90

Total from investment operations	1.82	3.92	4.88	(21.12)	2.32

Less distributions from:
Net investment income	(.01)	—	(.02)	(.08)	(.01)
Return of capital	—	—	(.02)	(.01)	—

Total distributions	(.01)	—	(.04)	(.09)	(.01)

Net asset value, end of period	$23.26	$21.45	$17.53	$12.69	$33.90

Total Return[c]	8.42%	22.36%	38.43%	(62.30%)	7.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,243	$41,776	$41,873	$32,737	$45,818

Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.11%)	0.23%	0.72%	1.21%
Total expenses	1.92%	1.81%	1.83%	1.74%	1.72%

Portfolio turnover rate	7,150%	108%	148%	30%	148%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net investment income is less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2011

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the year ended December 31, 2011, Inverse Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average Index*. Inverse Dow 2x Strategy Fund H-Class returned -27.77%, while the Dow Jones Industrial Average Index rose 8.38% over the same time period.

Consumer Discretionary and Energy were the sectors contributing most to performance of the index for the year. Materials and Financials were the largest detractors.

International Business Machines Corp., McDonald’s Corp. and Chevron Corp. were the largest contributors to performance of the index for the year. Hewlett-Packard Co., JPMorgan Chase & Co. and Bank of America Corp. were the largest detractors.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*	The Dow Jones Industrial AverageSM is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. The DJIA was invented by Charles Dow back in 1896.

Performance displayed represents past performance which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

52 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

INVERSE DOW 2x STRATEGY FUND

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/11

	1 Year	5 Year	Since Inception (09/01/04)
A-Class Shares	-27.68%	-17.36%	-16.54%
A-Class Shares with sales charge†	-31.11%	-18.16%	-17.09%
Dow Jones Industrial AverageSM Index	8.38%	2.37%	5.23%

	1 Year	5 Year	Since Inception (02/20/04)
C-Class Shares	-28.34%	-18.01%	-15.75%
C-Class Shares with CDSC‡	-29.05%	-18.01%	-15.75%
H-Class Shares	-27.77%	-17.36%	-15.09%
Dow Jones Industrial AverageSM Index	8.38%	2.37%	4.43%

The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

*

The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial AverageSM Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS	December 31, 2011

INVERSE DOW 2x STRATEGY FUND

	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS††,1 - 79.7%
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	$8,218,292	$8,218,292
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12[2]	2,968,376	2,968,376

Total Repurchase Agreements (Cost $11,186,668)		11,186,668

Total Investments -79.7% (Cost $11,186,668)		$11,186,668

Cash & Other Assets, Less Liabilities - 20.3%		2,850,887

Total Net Assets - 100.0%		$14,037,555

	CONTRACTS	UNREALIZED GAIN
FUTURES CONTRACTS SOLD SHORT†
March 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,153,300)	19	$4,455

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2012 Dow Jones Industrial Average Index Swap, Terminating 01/31/12[3] (Notional Value $8,753,763)	716	50,284
Barclays Bank plc January 2012 Dow Jones Industrial Average Index Swap, Terminating 01/31/12[3] (Notional Value $8,140,681)	666	46,440
Goldman Sachs International January 2012 Dow Jones Industrial Average Index Swap, Terminating 01/27/12[3] (Notional Value $7,592,795)	621	43,190
Morgan Stanley Capital Services, Inc. January 2012 Dow Jones Industrial Average Index Swap, Terminating 01/30/12[3] (Notional Value $2,366,700)	194	1,297

(Total Notional Value $26,853,939)		$141,211

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2011.
[3]	Total Return based on Dow Jones Industrial AverageSM Index +/- financing at a variable rate.

plc — Public Limited Company

54 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS:
Repurchase agreements, at value (cost $11,186,668)	$11,186,668
Segregated cash with broker	3,175,711
Unrealized appreciation on swap agreements	141,211
Receivable for swap settlement	46,648
Receivables:
Fund shares sold	282,040
Variation margin	8,700

Total assets	14,840,978

LIABILITIES:
Payable for:
Fund shares redeemed	736,687
Management fees	11,117
Distribution and service fees	4,106
Transfer agent and administrative fees	3,088
Portfolio accounting fees	1,853
Miscellaneous	46,572

Total liabilities	803,423

NET ASSETS	$14,037,555

NET ASSETS CONSIST OF:
Paid in capital	$66,196,889
Undistributed net investment income	—
Accumulated net realized loss on investments	(52,305,000)
Net unrealized appreciation on investments	145,666

NET ASSETS	$14,037,555

A-CLASS:
Net assets	$2,027,439
Capital shares outstanding	156,728
Net asset value per share	$12.94

Maximum offering price per share (Net asset value divided by 95.25%)	$13.59

C-CLASS:
Net assets	$1,245,456
Capital shares outstanding	102,536
Net asset value per share	$12.15

H-CLASS:
Net assets	$10,764,660
Capital shares outstanding	832,343
Net asset value per share	$12.93

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME:
Interest	$24,939

Total investment income	24,939

EXPENSES:
Management fees	309,871
Transfer agent and administrative fees	86,075
Distribution and service fees:
A-Class	3,842
C-Class	16,821
H-Class	78,028
Portfolio accounting fees	51,645
Registration fees	62,620
Custodian fees	8,454
Trustees’ fees*	3,376
Miscellaneous	52,834

Total expenses	673,566

Net investment loss	(648,627)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Swap agreements	(3,112,941)
Futures contracts	1,219,009

Net realized loss	(1,893,932)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,010)
Swap agreements	240,519
Futures contracts	4,589

Net change in unrealized appreciation (depreciation)	243,098

Net realized and unrealized loss	(1,650,834)

Net decrease in net assets resulting from operations	$(2,299,461)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 55

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(648,627)	$(780,291)
Net realized loss on investments	(1,893,932)	(17,228,408)
Net change in unrealized appreciation (depreciation) on investments	243,098	324,235

Net decrease in net assets resulting from operations	(2,299,461)	(17,684,464)

CAPITAL SHARE TRANSACTIONS:
PROCEEDS FROM SALE OF SHARES
A-Class	6,292,035	3,395,908
C-Class	50,643,163	17,445,830
H-Class	1,083,400,474	789,390,685
COST OF SHARES REDEEMED
A-Class	(5,577,016)	(2,883,348)
C-Class	(50,265,078)	(17,111,140)
H-Class	(1,096,879,809)	(782,899,358)

Net increase (decrease) from capital share transactions	(12,386,231)	7,338,577

Net decrease in net assets	(14,685,692)	(10,345,887)

NET ASSETS:
Beginning of year	28,723,247	39,069,134

End of year	$14,037,555	$28,723,247

Undistributed net investment income at end of year	$—	$—

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	412,243	144,815
C-Class	3,534,115	762,546
H-Class	69,710,282	35,129,178
Shares redeemed
A-Class	(353,486)	(123,736)
C-Class	(3,524,046)	(755,028)
H-Class	(70,296,847)	(35,066,067)

Net increase (decrease) in shares	(517,739)	91,708

56 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$17.89	$25.80	$46.96	$30.59	$35.38

Income (loss) from investment operations:
Net investment income (loss)[a]	(.29)	(.38)	(.68)	(.17)	1.09
Net gain (loss) on investments (realized and unrealized)	(4.66)	(7.53)	(20.41)	16.59	(4.41)

Total from investment operations	(4.95)	(7.91)	(21.09)	16.42	(3.32)

Less distributions from:
Net investment income	—	—	—	(.05)	(1.47)
Net realized gains	—	—	(.07)	—	—
Total distributions	—	—	(.07)	(.05)	(1.47)

Net asset value, end of period	$12.94	$17.89	$25.80	$46.96	$30.59

Total Return[b]	(27.68%)	(30.70%)	(44.92%)	53.68%	(9.16%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,027	$1,752	$1,984	$3,889	$2,201

Ratios to average net assets:
Net investment income (loss)	(1.85%)	(1.65%)	(1.69%)	(0.41%)	3.36%
Total expenses	1.92%	1.81%	1.83%	1.75%	1.70%

Portfolio turnover rate	—	—	—	—	—

C-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$16.94	$24.62	$45.18	$29.65	$34.60

Income (loss) from investment operations:
Net investment income (loss)[a]	(.38)	(.52)	(.97)	(.32)	.80
Net gain (loss) on investments (realized and unrealized)	(4.41)	(7.16)	(19.52)	15.90	(4.28)

Total from investment operations	(4.79)	(7.68)	(20.49)	15.58	(3.48)

Less distributions from:
Net investment income	—	—	—	(.05)	(1.47)
Net realized gains	—	—	(.07)	—	—

Total distributions	—	—	(.07)	(.05)	(1.47)

Net asset value, end of period	$12.15	$16.94	$24.62	$45.18	$29.65

Total Return[b]	(28.34%)	(31.19%)	(45.36%)	52.55%	(9.83%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,245	$1,567	$2,091	$3,600	$5,233

Ratios to average net assets:
Net investment income (loss)	(2.60%)	(2.40%)	(2.40%)	(0.86%)	2.54%
Total expenses	2.67%	2.56%	2.54%	2.49%	2.45%

Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 57

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Per Share Data
Net asset value, beginning of period	$17.90	$25.81	$46.97	$30.59	$35.38

Income (loss) from investment operations:
Net investment income (loss)[a]	(.29)	(.38)	(.63)	(.06)	1.10
Net gain (loss) on investments (realized and unrealized)	(4.68)	(7.53)	(20.46)	16.49	(4.42)

Total from investment operations	(4.97)	(7.91)	(21.09)	16.43	(3.32)

Less distributions from:
Net investment income	—	—	—	(.05)	(1.47)
Net realized gains	—	—	(.07)	—	—

Total distributions	—	—	(.07)	(.05)	(1.47)

Net asset value, end of period	$12.93	$17.90	$25.81	$46.97	$30.59

Total Return[b]	(27.77%)	(30.65%)	(44.91%)	53.71%	(9.16%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,765	$25,404	$34,994	$33,528	$37,138

Ratios to average net assets:
Net investment income (loss)	(1.85%)	(1.66%)	(1.70%)	(0.15%)	3.39%
Total expenses	1.92%	1.81%	1.83%	1.74%	1.70%

Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

58 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

This page intentionally left blank.

THE RYDEX FUNDS ANNUAL REPORT | 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the year ended December 31, 2011, Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index*. Russell 2000® 2x Strategy Fund H-Class returned -19.98%, while the Russell 2000 Index returned -4.18% over the same time period.

The biggest performance contributors of the index with respect to sectors for the period were Utilities and Health Care. Information Technology and Consumer Discretionary detracted from index performance for the year.

HealthSpring Inc., Pharmasset Inc. and NetLogic Microsystems Inc. were the largest contributors to performance of the index for the year. Hecla Mining Co., MF Global Holdings Ltd. and Meritor Inc. detracted from performance for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*	Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe. Performance displayed represents past performance which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Healthspring, Inc.	0.1%
Netlogic Microsystems, Inc.	0.1%
SuccessFactors, Inc.	0.1%
World Fuel Services Corp.	0.1%
Clean Harbors, Inc.	0.1%
American Campus Communities, Inc.	0.1%
Jack Henry & Associates, Inc.	0.1%
Signature Bank	0.1%
Salix Pharmaceuticals Ltd.	0.1%
HMS Holdings Corp.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

60 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

RUSSELL 2000® 2x STRATEGY FUND

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/11

	1 Year	5 Year	Since Inception (05/31/06)
A-Class Shares	-19.93%	-13.37%	-10.04%
A-Class Shares with sales charge†	-23.74%	-14.22%	-10.83%
C-Class Shares	-20.45%	-14.03%	-10.73%
C-Class Shares with CDSC‡	-21.24%	-14.03%	-10.73%
H-Class Shares	-19.98%	-13.39%	-10.05%
Russell 2000® Index	-4.18%	0.15%	1.87%

The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

*

The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000® Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS	December 31, 2011
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
COMMON STOCKS† - 36.1%
FINANCIALS - 7.9%
American Campus Communities, Inc.	791	$33,190
Signature Bank*	526	31,555
Home Properties, Inc.	534	30,742
National Retail Properties, Inc.	1,065	28,095
Hancock Holding Co.	878	28,070
ProAssurance Corp.	343	27,378
Mid-America Apartment Communities, Inc.	433	27,084
BioMed Realty Trust, Inc.	1,498	27,084
MFA Financial, Inc.	4,013	26,967
CBL & Associates Properties, Inc.	1,664	26,125
Extra Space Storage, Inc.	1,063	25,756
Kilroy Realty Corp.	656	24,974
Highwoods Properties, Inc.	840	24,923
Post Properties, Inc.	565	24,702
Alterra Capital Holdings Ltd.	1,019	24,079
Equity Lifestyle Properties, Inc.	359	23,942
Delphi Financial Group, Inc. — Class A	540	23,922
Entertainment Properties Trust	537	23,472
LaSalle Hotel Properties	961	23,266
SVB Financial Group*	483	23,034
Hatteras Financial Corp.	851	22,441
Omega Healthcare Investors, Inc.	1,144	22,136
Prosperity Bancshares, Inc.	531	21,426
Washington Real Estate Investment Trust	745	20,376
Stifel Financial Corp.*	620	19,871
Starwood Property Trust, Inc.	1,065	19,713
Colonial Properties Trust	934	19,483
FirstMerit Corp.	1,236	18,701
Invesco Mortgage Capital, Inc.	1,320	18,546
DiamondRock Hospitality Co.	1,899	18,306
Trustmark Corp.	715	17,367
Iberiabank Corp.	347	17,107
Webster Financial Corp.	830	16,924
Cash America International, Inc.	353	16,460
FNB Corp.	1,451	16,411
Healthcare Realty Trust, Inc.	875	16,266
RLI Corp.	223	16,248
United Bankshares, Inc.	572	16,170
DuPont Fabros Technology, Inc.	662	16,034
Umpqua Holdings Corp.	1,284	15,909
CNO Financial Group, Inc.*	2,506	15,813
Westamerica Bancorporation	343	15,058
First American Financial Corp.	1,184	15,001
Northwest Bancshares, Inc.	1,193	14,841
Susquehanna Bancshares, Inc.	1,758	14,732
Two Harbors Investment Corp.	1,578	14,581
Platinum Underwriters Holdings Ltd.	427	14,565
Ezcorp, Inc. — Class A*	538	14,187
DCT Industrial Trust, Inc.	2,765	14,157
Apollo Investment Corp.	2,197	14,149
Potlatch Corp.	453	14,093
UMB Financial Corp.	363	13,522
Knight Capital Group, Inc. — Class A*	1,143	13,510
EastGroup Properties, Inc.	308	13,392
Sovran Self Storage, Inc.	313	13,356
Cathay General Bancorp	893	13,332
Texas Capital Bancshares, Inc.*	430	13,162
World Acceptance Corp.*	177	13,009
Medical Properties Trust, Inc.	1,284	12,673
First Cash Financial Services, Inc.*	358	12,562
Montpelier Re Holdings Ltd.	701	12,443
Old National Bancorp	1,059	12,337
CYS Investments, Inc.	934	12,273
Ocwen Financial Corp.*	841	12,178
Capstead Mortgage Corp.	973	12,104
First Financial Bankshares, Inc.	358	11,968
National Penn Bancshares, Inc.	1,418	11,968
PS Business Parks, Inc.	215	11,917
National Health Investors, Inc.	270	11,875
CubeSmart	1,114	11,853
Community Bank System, Inc.	417	11,593
Prospect Capital Corp.	1,236	11,482
International Bancshares Corp.	618	11,331
Glimcher Realty Trust	1,231	11,325
Pebblebrook Hotel Trust	577	11,067
LTC Properties, Inc.	355	10,955
Wintrust Financial Corp.	390	10,939
First Financial Bancorp	653	10,866
Sunstone Hotel Investors, Inc.*	1,329	10,831
Selective Insurance Group, Inc.	608	10,780
Strategic Hotels & Resorts, Inc.*	1,978	10,622
MB Financial, Inc.	618	10,568
Equity One, Inc.	619	10,511
BancorpSouth, Inc.	938	10,337
Lexington Realty Trust	1,366	10,231
CVB Financial Corp.	1,013	10,160
First Industrial Realty Trust, Inc.*	977	9,995
Financial Engines, Inc.*	440	9,825
Glacier Bancorp, Inc.	802	9,648
MarketAxess Holdings, Inc.	318	9,575
Bank of the Ozarks, Inc.	321	9,511
Park National Corp.	144	9,369
Acadia Realty Trust	455	9,164
Primerica, Inc.	393	9,133
Sun Communities, Inc.	250	9,133
Provident Financial Services, Inc.	676	9,052
Argo Group International Holdings Ltd.	312	9,036
Government Properties Income Trust	400	9,020
Redwood Trust, Inc.	883	8,989
Solar Capital Ltd.	406	8,969

62 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Anworth Mortgage Asset Corp.	1,420	$8,918
DFC Global Corp.*	488	8,813
Columbia Banking System, Inc.	455	8,768
Tower Group, Inc.	433	8,734
NBT Bancorp, Inc.	390	8,631
First Midwest Bancorp, Inc.	844	8,550
Education Realty Trust, Inc.	826	8,450
Astoria Financial Corp.	974	8,269
Harleysville Group, Inc.	146	8,259
Infinity Property & Casualty Corp.	143	8,114
Fifth Street Finance Corp.	836	8,001
MGIC Investment Corp.*	2,125	7,926
Franklin Street Properties Corp.	793	7,890
Employers Holdings, Inc.	435	7,869
Associated Estates Realty Corp.	486	7,752
Hersha Hospitality Trust	1,582	7,720
Nelnet, Inc. — Class A	312	7,635
Greenlight Capital Re Ltd.*	319	7,551
American Assets Trust, Inc.	366	7,507
First Potomac Realty Trust	575	7,504
Enstar Group Ltd.*	76	7,463
Oritani Financial Corp.	583	7,445
PrivateBancorp, Inc.	677	7,433
Alexander’s, Inc.	20	7,401
Independent Bank Corp.	267	7,286
Investors Bancorp, Inc.*	528	7,117
BBCN Bancorp, Inc.*	742	7,012
Boston Private Financial Holdings, Inc.	880	6,987
American Equity Investment Life Holding Co.	671	6,978
Credit Acceptance Corp.*	84	6,912
Symetra Financial Corp.	756	6,857
BlackRock Kelso Capital Corp.	838	6,838
Home Bancshares, Inc.	262	6,788
CreXus Investment Corp.	653	6,778
Inland Real Estate Corp.	890	6,773
Investors Real Estate Trust	926	6,755
PacWest Bancorp	355	6,727
PHH Corp.*	628	6,720
National Financial Partners Corp.*	495	6,692
Evercore Partners, Inc. — Class A	251	6,682
Meadowbrook Insurance Group, Inc.	623	6,654
Navigators Group, Inc.*	139	6,628
Chemical Financial Corp.	308	6,567
Cousins Properties, Inc.	1,018	6,525
Pennsylvania Real Estate Investment Trust	625	6,525
Pinnacle Financial Partners, Inc.*	398	6,428
Walter Investment Management Corp.	313	6,420
Oriental Financial Group, Inc.	528	6,394
Amtrust Financial Services, Inc.	267	6,341
First Commonwealth Financial Corp.	1,193	6,275
Cohen & Steers, Inc.	217	6,271
ARMOUR Residential REIT, Inc.	877	6,183
KBW, Inc.	405	6,148
Horace Mann Educators Corp.	446	6,115
S&T Bancorp, Inc.	311	6,080
Simmons First National Corp. — Class A	221	6,009
City Holding Co.	177	5,999
Forestar Group, Inc.*	393	5,946
Safety Insurance Group, Inc.	146	5,910
Trustco Bank Corp.	1,048	5,879
Colony Financial, Inc.	365	5,734
Retail Opportunity Investments Corp.	483	5,719
Compass Diversified Holdings	453	5,613
Chesapeake Lodging Trust	363	5,612
iStar Financial, Inc.*	1,060	5,607
Advance America Cash Advance Centers, Inc.	625	5,594
Brookline Bancorp, Inc.	658	5,554
State Bank Financial Corp.*	363	5,485
Newcastle Investment Corp.	1,179	5,482
Community Trust Bancorp, Inc.	184	5,413
PICO Holdings, Inc.*	263	5,413
PennantPark Investment Corp.	536	5,408
Universal Health Realty Income Trust	138	5,382
Investment Technology Group, Inc.*	492	5,319
RLJ Lodging Trust	316	5,318
WesBanco, Inc.	273	5,315
PennyMac Mortgage Investment Trust	316	5,252
Sabra Health Care REIT, Inc.	432	5,223
ViewPoint Financial Group	401	5,217
Duff & Phelps Corp. — Class A	358	5,191
United Fire & Casualty Co.	257	5,186
AMERISAFE, Inc.*	223	5,185
Flagstone Reinsurance Holdings S.A.	622	5,156
Sterling Financial Corp.*	308	5,144
NorthStar Realty Finance Corp.	1,073	5,118
Berkshire Hills Bancorp, Inc.	229	5,082
Banco Latinoamericano de Comercio Exterior S.A.	316	5,072
Triangle Capital Corp.	265	5,067
BGC Partners, Inc. — Class A	849	5,043
SCBT Financial Corp.	172	4,990
Western Alliance Bancorporation*	797	4,965
Maiden Holdings Ltd.	566	4,958
Urstadt Biddle Properties, Inc. — Class A	273	4,936
Main Street Capital Corp.	228	4,843
FBL Financial Group, Inc. — Class A	140	4,763
Sandy Spring Bancorp, Inc.	268	4,703
Ashford Hospitality Trust, Inc.	586	4,688
Lakeland Financial Corp.	181	4,682
Hercules Technology Growth Capital, Inc.	491	4,635
1st Source Corp.	178	4,509

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Virtus Investment Partners, Inc.*	59	$4,485
Resource Capital Corp.	799	4,482
Flushing Financial Corp.	352	4,446
Dime Community Bancshares, Inc.	352	4,435
First Busey Corp.	887	4,435
Tejon Ranch Co.*	179	4,382
FelCor Lodging Trust, Inc.*	1,419	4,328
Ramco-Gershenson Properties Trust	435	4,276
Citizens, Inc.*	439	4,254
Washington Trust Bancorp, Inc.	178	4,247
Excel Trust, Inc.	353	4,236
First Financial Corp.	127	4,227
Renasant Corp.	280	4,200
Getty Realty Corp.	300	4,185
Dynex Capital, Inc.	455	4,154
INTL FCStone, Inc.*	174	4,101
Southside Bancshares, Inc.	189	4,094
Hudson Valley Holding Corp.	191	4,053
OneBeacon Insurance Group Ltd.	260	4,001
Coresite Realty Corp.	220	3,920
Epoch Holding Corp.	172	3,824
Hilltop Holdings, Inc.*	446	3,769
eHealth, Inc.*	255	3,748
Tower Bancorp, Inc.	131	3,739
GAMCO Investors, Inc. — Class A	85	3,697
Cardinal Financial Corp.	343	3,684
Tompkins Financial Corp.	95	3,658
Rockville Financial, Inc.	351	3,636
Piper Jaffray Cos.*	180	3,636
Safeguard Scientifics, Inc.*	230	3,632
Monmouth Real Estate Investment Corp. — Class A	396	3,623
Hudson Pacific Properties, Inc.	255	3,611
MCG Capital Corp.	887	3,539
Radian Group, Inc.	1,504	3,519
HFF, Inc. — Class A*	340	3,512
Campus Crest Communities, Inc.	343	3,451
West Coast Bancorp*	220	3,432
Westwood Holdings Group, Inc.	93	3,399
ICG Group, Inc.*	440	3,397
Beneficial Mutual Bancorp, Inc.*	400	3,344
TowneBank	270	3,305
GFI Group, Inc.	796	3,280
United Community Banks, Inc.*	464	3,243
Winthrop Realty Trust	318	3,234
Banner Corp.	186	3,190
TICC Capital Corp.	363	3,140
Saul Centers, Inc.	88	3,117
Bancfirst Corp.	83	3,116
Republic Bancorp, Inc. — Class A	136	3,114
NewStar Financial, Inc.*	306	3,112
MVC Capital, Inc.	268	3,106
WSFS Financial Corp.	86	3,093
CapLease, Inc.	764	3,087
Capital Southwest Corp.	37	3,017
Sterling Bancorp	348	3,007
Global Indemnity plc*	151	2,994
Union First Market Bankshares Corp.	225	2,990
Apollo Commercial Real Estate Finance, Inc.	227	2,981
Ladenburg Thalmann Financial Services, Inc.*	1,196	2,966
StellarOne Corp.	260	2,959
Arrow Financial Corp.	126	2,953
Camden National Corp.	90	2,934
Great Southern Bancorp, Inc.	124	2,925
Summit Hotel Properties, Inc.	306	2,889
Calamos Asset Management, Inc.	228	2,852
Provident New York Bancorp	429	2,849
United Financial Bancorp, Inc.	177	2,848
American Safety Insurance Holdings Ltd.*	130	2,827
Kennedy-Wilson Holdings, Inc.	265	2,804
Kite Realty Group Trust	621	2,801
Netspend Holdings, Inc.*	345	2,798
Ameris Bancorp*	268	2,755
SY Bancorp, Inc.	134	2,751
Eagle Bancorp, Inc.*	188	2,734
Bryn Mawr Bank Corp.	140	2,729
National Western Life Insurance Co. — Class A	20	2,723
Cedar Realty Trust, Inc.	628	2,707
Univest Corporation of Pennsylvania	184	2,694
Northfield Bancorp, Inc.	190	2,690
Agree Realty Corp.	110	2,682
Enterprise Financial Services Corp.	181	2,679
Territorial Bancorp, Inc.	135	2,666
First Merchants Corp.	312	2,643
First Connecticut Bancorp, Inc.	202	2,628
German American Bancorp, Inc.	144	2,619
Presidential Life Corp.	260	2,597
Financial Institutions, Inc.	159	2,566
Bancorp, Inc.*	353	2,552
Stewart Information Services Corp.	220	2,541
Wilshire Bancorp, Inc.*	697	2,530
Parkway Properties, Inc.	255	2,514
Trico Bancshares	174	2,474
SWS Group, Inc.	360	2,473
Citizens & Northern Corp.	133	2,457
Diamond Hill Investment Group, Inc.	33	2,441
State Auto Financial Corp.	179	2,433
OceanFirst Financial Corp.	185	2,418
National Bankshares, Inc.	85	2,373
First Interstate Bancsystem, Inc.	181	2,358
First of Long Island Corp.	89	2,342
Westfield Financial, Inc.	318	2,340
Centerstate Banks, Inc.	347	2,297
Lakeland Bancorp, Inc.	260	2,241
Heartland Financial USA, Inc.	146	2,240
First Community Bancshares, Inc.	179	2,234
Phoenix Companies, Inc.*	1,328	2,231

64 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Cogdell Spencer, Inc.	524	$2,227
CNB Financial Corp.	141	2,225
Bank of Marin Bancorp	59	2,218
Gladstone Commercial Corp.	126	2,211
Heritage Financial Corp.	175	2,198
Central Pacific Financial Corp.*	170	2,196
Franklin Financial Corp.*	184	2,179
State Bancorp, Inc.	178	2,172
National Interstate Corp.	87	2,146
CoBiz Financial, Inc.	367	2,118
RAIT Financial Trust	445	2,114
Washington Banking Co.	177	2,108
One Liberty Properties, Inc.	127	2,095
Oppenheimer Holdings, Inc. — Class A	130	2,093
Fox Chase Bancorp, Inc.	165	2,084
STAG Industrial, Inc.	181	2,076
OmniAmerican Bancorp, Inc.*	132	2,072
Medallion Financial Corp.	181	2,060
Farmer Mac	114	2,054
Virginia Commerce Bancorp, Inc.*	263	2,033
Golub Capital BDC, Inc.	130	2,015
Mission West Properties, Inc.	222	2,002
Chatham Lodging Trust	184	1,984
Gladstone Capital Corp.	259	1,976
MainSource Financial Group, Inc.	223	1,969
Baldwin & Lyons, Inc. — Class B	90	1,962
Cowen Group, Inc. — Class A*	752	1,948
ESB Financial Corp.	138	1,942
Peoples Bancorp, Inc.	131	1,940
Home Federal Bancorp, Inc.	186	1,934
FXCM, Inc.	197	1,921
First Bancorp	172	1,918
Crawford & Co. — Class B	310	1,910
Pacific Continental Corp.	212	1,876
NGP Capital Resources Co.	258	1,855
Gladstone Investment Corp.	255	1,854
American Capital Mortgage Investment Corp.	98	1,844
Arlington Asset Investment Corp. — Class A	86	1,834
Bancorp Rhode Island, Inc.	46	1,826
Ames National Corp.	92	1,794
Penns Woods Bancorp, Inc.	46	1,784
Artio Global Investors, Inc.	351	1,713
1st United Bancorp, Inc.*	306	1,698
West Bancorporation, Inc.	177	1,696
SeaBright Holdings, Inc.	220	1,683
Bank Mutual Corp.	527	1,676
Alliance Financial Corp.	54	1,668
Apollo Residential Mortgage, Inc.	109	1,663
First Defiance Financial Corp.	114	1,663
Kearny Financial Corp.	174	1,653
Terreno Realty Corp.	108	1,635
First Financial Holdings, Inc.	183	1,634
Walker & Dunlop, Inc.*	130	1,633
Hanmi Financial Corp.*	215	1,591
Merchants Bancshares, Inc.	54	1,577
BofI Holding, Inc.*	96	1,560
Metro Bancorp, Inc.*	184	1,542
Bridge Bancorp, Inc.	76	1,512
Kansas City Life Insurance Co.	46	1,510
Edelman Financial Group, Inc.	228	1,498
Gleacher & Company, Inc.*	886	1,488
Park Sterling Corp.*	362	1,477
Nicholas Financial, Inc.	114	1,461
First Bancorp, Inc.	95	1,460
AG Mortgage Investment Trust, Inc.	72	1,449
BankFinancial Corp.	260	1,435
Kohlberg Capital Corp.	225	1,420
Solar Senior Capital Ltd.	90	1,417
First Pactrust Bancorp, Inc.	138	1,415
Bank of Kentucky Financial Corp.	69	1,383
ESSA Bancorp, Inc.	132	1,382
Doral Financial Corp.*	1,444	1,380
Center Bancorp, Inc.	137	1,338
Medley Capital Corp.	127	1,321
JMP Group, Inc.	183	1,308
Pacific Capital Bancorp North America*	46	1,299
Southwest Bancorp, Inc.*	216	1,287
Encore Bancshares, Inc.*	95	1,284
Donegal Group, Inc. — Class A	90	1,274
Seacoast Banking Corporation of Florida*	836	1,271
THL Credit, Inc.	103	1,258
Marlin Business Services Corp.	99	1,257
Consolidated-Tomoka Land Co.	46	1,245
Taylor Capital Group, Inc.*	128	1,244
Capital City Bank Group, Inc.	129	1,232
Suffolk Bancorp*	114	1,230
UMH Properties, Inc.	132	1,229
Harris & Harris Group, Inc.*	350	1,211
Sierra Bancorp	137	1,206
Meridian Interstate Bancorp, Inc.*	96	1,195
FBR & Company*	576	1,181
MidSouth Bancorp, Inc.	90	1,171
Century Bancorp, Inc. — Class A	40	1,130
Flagstar Bancorp, Inc.*	2,201	1,112
Heritage Commerce Corp.*	232	1,100
MPG Office Trust, Inc.*	545	1,085
Sun Bancorp, Inc.*	445	1,077
New Mountain Finance Corp.	80	1,073
Cape Bancorp, Inc.*	132	1,036
EMC Insurance Group, Inc.	50	1,028
Bridge Capital Holdings*	98	1,019
Enterprise Bancorp, Inc.	70	1,001
Hallmark Financial Services*	140	979
Whitestone REIT — Class B	82	976
Clifton Savings Bancorp, Inc.	93	863
Universal Insurance Holdings, Inc.	231	827
Charter Financial Corp.	88	815

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Roma Financial Corp.	82	$807
Fidus Investment Corp.	60	778
CIFC Corp.*	138	745
Independence Holding Co.	90	732
First Marblehead Corp.*	620	725
Orrstown Financial Services, Inc.	85	701
Avatar Holdings, Inc.*	96	689
Gain Capital Holdings, Inc.	85	569
Fortegra Financial Corp.*	69	461
Pzena Investment Management, Inc. — Class A	99	429
Imperial Holdings, Inc.*	212	399
California First National Bancorp	20	322
Capital Bank Corp.*	160	322
Cascade Bancorp*	72	315
Hampton Roads Bankshares, Inc.*	114	312

Total Financials		2,752,142

INFORMATION TECHNOLOGY - 6.2%
Netlogic Microsystems, Inc.*	770	38,169
SuccessFactors, Inc.*	940	37,478
Jack Henry & Associates, Inc.	973	32,703
Concur Technologies, Inc.*	503	25,547
Parametric Technology Corp.*	1,351	24,669
Wright Express Corp.*	443	24,046
InterDigital, Inc.	528	23,005
ADTRAN, Inc.	760	22,922
CACI International, Inc. — Class A*	395	22,088
CommVault Systems, Inc.*	498	21,275
Anixter International, Inc.*	340	20,278
Ultimate Software Group, Inc.*	298	19,406
Plantronics, Inc.	544	19,388
QLIK Technologies, Inc.*	793	19,191
Viasat, Inc.*	405	18,679
Semtech Corp.*	748	18,565
Taleo Corp. — Class A*	476	18,416
SolarWinds, Inc.*	654	18,279
FEI Co.*	440	17,943
Aruba Networks, Inc.*	961	17,798
Hittite Microwave Corp.*	359	17,727
Cymer, Inc.*	353	17,565
Cognex Corp.	486	17,394
Finisar Corp.*	1,018	17,046
RF Micro Devices, Inc.*	3,130	16,902
Aspen Technology, Inc.*	970	16,829
MAXIMUS, Inc.	405	16,747
MKS Instruments, Inc.	588	16,358
Microsemi Corp.*	969	16,231
Fair Isaac Corp.	449	16,092
JDA Software Group, Inc.*	491	15,903
Universal Display Corp.*	432	15,850
Sapient Corp.	1,233	15,536
Cavium, Inc.*	538	15,295
Arris Group, Inc.*	1,405	15,202
Convergys Corp.*	1,184	15,120
Mentor Graphics Corp.*	1,098	14,889
j2 Global, Inc.	527	14,830
Coherent, Inc.*	280	14,636
ValueClick, Inc.*	893	14,547
Netgear, Inc.*	433	14,536
Progress Software Corp.*	748	14,474
Blackbaud, Inc.	496	13,739
Entegris, Inc.*	1,534	13,384
Quest Software, Inc.*	708	13,169
Cardtronics, Inc.*	483	13,070
DealerTrack Holdings, Inc.*	476	12,976
Blue Coat Systems, Inc.*	494	12,572
Cabot Microelectronics Corp.*	265	12,521
NetSuite, Inc.*	306	12,408
TiVo, Inc.*	1,357	12,172
Cirrus Logic, Inc.*	758	12,014
RightNow Technologies, Inc.*	273	11,665
Littelfuse, Inc.	268	11,519
VirnetX Holding Corp.*	460	11,486
Power Integrations, Inc.	343	11,374
Take-Two Interactive Software, Inc.*	838	11,355
Acxiom Corp.*	928	11,331
ACI Worldwide, Inc.*	392	11,227
Scansource, Inc.*	308	11,088
Plexus Corp.*	403	11,034
Synaptics, Inc.*	363	10,944
Tyler Technologies, Inc.*	363	10,930
Manhattan Associates, Inc.*	267	10,808
OSI Systems, Inc.*	220	10,732
Euronet Worldwide, Inc.*	578	10,681
Heartland Payment Systems, Inc.	435	10,597
OpenTable, Inc.*	265	10,369
GT Advanced Technologies, Inc.*	1,416	10,252
Sourcefire, Inc.*	315	10,200
Comtech Telecommunications Corp.	343	9,817
Unisys Corp.*	490	9,658
Tessera Technologies, Inc.*	573	9,598
MicroStrategy, Inc. — Class A*	88	9,532
Veeco Instruments, Inc.*	458	9,526
Bottomline Technologies, Inc.*	410	9,500
NIC, Inc.	713	9,490
Benchmark Electronics, Inc.*	702	9,456
Synchronoss Technologies, Inc.*	312	9,426
Integrated Device Technology, Inc.*	1,677	9,156
TriQuint Semiconductor, Inc.*	1,855	9,034
LogMeIn, Inc.*	233	8,982
RealPage, Inc.*	355	8,971
Advent Software, Inc.*	365	8,891
Sanmina-SCI Corp.*	931	8,668
Loral Space & Communications, Inc.*	132	8,564
SYNNEX Corp.*	280	8,529
Brightpoint, Inc.*	783	8,425
Rambus, Inc.*	1,109	8,373
Diodes, Inc.*	393	8,371
Websense, Inc.*	446	8,354
FARO Technologies, Inc.*	181	8,326
Insight Enterprises, Inc.*	541	8,272

66 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011
RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Ancestry.com, Inc.*	359	$8,243
Syntel, Inc.	176	8,232
Ceva, Inc.*	272	8,231
Liquidity Services, Inc.*	223	8,229
Kenexa Corp.*	308	8,224
Omnivision Technologies, Inc.*	663	8,112
Mantech International Corp. — Class A	257	8,029
Earthlink, Inc.	1,231	7,928
Stratasys, Inc.*	260	7,907
Lattice Semiconductor Corp.*	1,324	7,865
BroadSoft, Inc.*	258	7,792
Netscout Systems, Inc.*	440	7,744
LivePerson, Inc.*	613	7,693
Electronics for Imaging, Inc.*	538	7,666
Brooks Automation, Inc.	746	7,661
Tekelec*	697	7,618
comScore, Inc.*	357	7,568
Constant Contact, Inc.*	326	7,566
Infinera Corp.*	1,192	7,486
MTS Systems Corp.	183	7,457
Kulicke & Soffa Industries, Inc.*	802	7,418
Rofin-Sinar Technologies, Inc.*	322	7,358
ATMI, Inc.*	364	7,291
Verint Systems, Inc.*	260	7,160
3D Systems Corp.*	491	7,070
Ebix, Inc.	319	7,050
Volterra Semiconductor Corp.*	273	6,992
Ultratech, Inc.*	284	6,978
Emulex Corp.*	1,010	6,929
Standard Microsystems Corp.*	258	6,649
Digital River, Inc.*	441	6,624
Opnet Technologies, Inc.	177	6,491
Harmonic, Inc.*	1,282	6,461
Rogers Corp.*	175	6,451
TTM Technologies, Inc.*	580	6,357
Higher One Holdings, Inc.*	343	6,325
Monotype Imaging Holdings, Inc.*	401	6,252
Black Box Corp.	222	6,225
Forrester Research, Inc.*	182	6,177
Quantum Corp.*	2,551	6,122
DTS, Inc.*	222	6,047
CSG Systems International, Inc.*	405	5,958
Newport Corp.*	435	5,920
Park Electrochemical Corp.	230	5,893
S1 Corp.*	612	5,857
Micrel, Inc.	570	5,763
Sonus Networks, Inc.*	2,387	5,729
Pegasystems, Inc.	190	5,586
Bankrate, Inc.*	258	5,547
United Online, Inc.	1,016	5,527
TNS, Inc.*	309	5,475
iGate Corp.*	346	5,443
Magma Design Automation, Inc.*	748	5,371
Advanced Energy Industries, Inc.*	488	5,236
Monolithic Power Systems, Inc.*	347	5,229
Badger Meter, Inc.	177	5,209
Amkor Technology, Inc.*	1,184	5,162
SS&C Technologies Holdings, Inc.*	284	5,129
Xyratex Ltd.	380	5,062
Maxwell Technologies, Inc.*	310	5,034
Entropic Communications, Inc.*	974	4,977
Checkpoint Systems, Inc.*	450	4,923
Measurement Specialties, Inc.*	173	4,837
InfoSpace, Inc.*	437	4,803
Super Micro Computer, Inc.*	305	4,782
DemandTec, Inc.*	363	4,781
Applied Micro Circuits Corp.*	711	4,778
Spansion, Inc. — Class A*	575	4,761
Mercury Computer Systems, Inc.*	352	4,678
Vocus, Inc.*	211	4,661
Ixia*	440	4,624
TeleTech Holdings, Inc.*	284	4,601
Intermec, Inc.*	665	4,562
Dice Holdings, Inc.*	538	4,460
EPIQ Systems, Inc.	358	4,303
Nanometrics, Inc.*	230	4,237
Silicon Image, Inc.*	888	4,174
Accelrys, Inc.*	616	4,140
STEC, Inc.*	476	4,089
ExlService Holdings, Inc.*	181	4,049
Sycamore Networks, Inc.*	226	4,045
Interactive Intelligence Group, Inc.*	175	4,011
Photronics, Inc.*	656	3,988
Silicon Graphics International Corp.*	347	3,977
PROS Holdings, Inc.*	266	3,958
Web.com Group, Inc.*	340	3,893
Oplink Communications, Inc.*	235	3,870
KIT Digital, Inc.*	457	3,862
RealD, Inc.*	483	3,835
Daktronics, Inc.	400	3,828
Electro Rent Corp.	223	3,824
OCZ Technology Group, Inc.*	572	3,781
Electro Scientific Industries, Inc.*	258	3,736
Cass Information Systems, Inc.	102	3,712
CTS Corp.	400	3,680
Methode Electronics, Inc.	433	3,590
Globecomm Systems, Inc.*	262	3,584
Keynote Systems, Inc.	172	3,533
Internap Network Services Corp.*	590	3,505
Stamps.com, Inc.*	134	3,501
Kemet Corp.*	495	3,490
ShoreTel, Inc.*	533	3,401
LoopNet, Inc.*	183	3,345
Rudolph Technologies, Inc.*	359	3,324
Global Cash Access Holdings, Inc.*	739	3,289
Zygo Corp.*	181	3,195
Fabrinet*	232	3,174
Digi International, Inc.*	284	3,169
Extreme Networks*	1,055	3,081

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Power-One, Inc.*	783	$3,062
GSI Group, Inc.*	298	3,049
LTX-Credence Corp.*	569	3,044
Cohu, Inc.	267	3,030
Avid Technology, Inc.*	353	3,011
NVE Corp.*	54	2,999
XO Group, Inc.*	355	2,961
STR Holdings, Inc.*	354	2,913
IXYS Corp.*	268	2,902
Anaren, Inc.*	174	2,892
QuinStreet, Inc.*	308	2,883
Formfactor, Inc.*	569	2,879
Move, Inc.*	455	2,876
Kopin Corp.*	740	2,871
Advanced Analogic Technologies, Inc.*	495	2,861
Calix, Inc.*	440	2,847
Integrated Silicon Solution, Inc.*	308	2,815
Procera Networks, Inc.*	180	2,804
CIBER, Inc.*	718	2,771
MIPS Technologies, Inc. — Class A*	609	2,716
Inphi Corp.*	227	2,715
Exar Corp.*	415	2,697
Envestnet, Inc.*	225	2,691
Deltek, Inc.*	274	2,691
Perficient, Inc.*	268	2,683
ModusLink Global Solutions, Inc.	488	2,635
Symmetricom, Inc.*	486	2,620
Virtusa Corp.*	180	2,606
Cray, Inc.*	402	2,601
Computer Task Group, Inc.*	178	2,506
American Software, Inc. — Class A	263	2,485
Bel Fuse, Inc. — Class B	132	2,475
Saba Software, Inc.*	313	2,470
SPS Commerce, Inc.*	95	2,465
Cornerstone OnDemand, Inc.*	132	2,408
Supertex, Inc.*	127	2,398
Actuate Corp.*	402	2,356
Callidus Software, Inc.*	352	2,260
Aeroflex Holding Corp.*	220	2,253
IntraLinks Holdings, Inc.*	361	2,253
Limelight Networks, Inc.*	756	2,238
Multi-Fineline Electronix, Inc.*	106	2,178
Vishay Precision Group, Inc.*	136	2,173
Seachange International, Inc.*	308	2,165
Sigma Designs, Inc.*	359	2,154
Richardson Electronics Ltd.	175	2,151
Echo Global Logistics, Inc.*	132	2,132
Pericom Semiconductor Corp.*	280	2,131
MoneyGram International, Inc.*	120	2,130
Zix Corp.*	747	2,107
Imation Corp.*	352	2,017
Wave Systems Corp. — Class A*	928	2,014
Rubicon Technology, Inc.*	212	1,991
VASCO Data Security International, Inc.*	305	1,989
Intevac, Inc.*	263	1,946
SciQuest, Inc.*	136	1,941
Echelon Corp.*	395	1,924
ServiceSource International, Inc.*	122	1,914
Active Network, Inc.*	136	1,850
Mindspeed Technologies, Inc.*	402	1,841
PDF Solutions, Inc.*	263	1,833
Tangoe, Inc.*	119	1,833
RealNetworks, Inc.	237	1,777
Agilysys, Inc.*	222	1,765
Digimarc Corp.*	72	1,720
Immersion Corp.*	322	1,668
Glu Mobile, Inc.*	529	1,661
Anadigics, Inc.*	755	1,653
DDi Corp.	177	1,651
Ultra Clean Holdings*	267	1,631
Oclaro, Inc.*	576	1,624
Travelzoo, Inc.*	66	1,622
FSI International, Inc.*	443	1,621
Lionbridge Technologies, Inc.*	696	1,594
Axcelis Technologies, Inc.*	1,193	1,587
Marchex, Inc. — Class A	251	1,569
Convio, Inc.*	141	1,559
MoSys, Inc.*	370	1,554
Openwave Systems, Inc.*	971	1,534
LeCroy Corp.*	181	1,522
AXT, Inc.*	360	1,501
PLX Technology, Inc.*	500	1,435
X-Rite, Inc.*	308	1,429
TeleNav, Inc.*	181	1,414
ePlus, Inc.*	49	1,386
KVH Industries, Inc.*	178	1,385
Westell Technologies, Inc. — Class A*	618	1,372
DSP Group, Inc.*	263	1,370
Pulse Electronics Corp.	483	1,352
Alpha & Omega Semiconductor Ltd.*	185	1,352
PRGX Global, Inc.*	220	1,309
Hackett Group, Inc.*	347	1,298
Aviat Networks, Inc.*	698	1,277
support.com, Inc.*	545	1,226
TeleCommunication Systems, Inc.*	518	1,217
ORBCOMM, Inc.*	405	1,211
Communications Systems, Inc.	86	1,209
Rimage Corp.	102	1,147
PC Connection, Inc.	103	1,142
Radisys Corp.*	223	1,128
Guidance Software, Inc.*	173	1,121
Novatel Wireless, Inc.*	355	1,111
Dynamics Research Corp.*	96	1,089
GSI Technology, Inc.*	230	1,076
TechTarget, Inc.*	172	1,004
Rosetta Stone, Inc.*	130	992
Identive Group, Inc.*	440	981
NCI, Inc.*	83	967
Responsys, Inc.*	103	916
Carbonite, Inc.*	82	910

68 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
FalconStor Software, Inc.*	350	$903
QAD, Inc. — Class A*	86	903
Dot Hill Systems Corp.*	660	878
Amtech Systems, Inc.*	103	877
Emcore Corp.*	1,008	869
MaxLinear, Inc. — Class A*	182	864
Numerex Corp. — Class A*	103	848
SRS Labs, Inc.*	137	788
eMagin Corp.*	212	784
Powerwave Technologies, Inc.*	368	765
Demand Media, Inc.*	94	625
THQ, Inc.*	764	581
Meru Networks, Inc.*	140	578
Ellie Mae, Inc.*	95	537
Viasystems Group, Inc.*	30	508
Smith Micro Software, Inc.*	405	458
NeoPhotonics Corp.*	98	449
Motricity, Inc.*	443	399
Opnext, Inc.*	488	394
Stream Global Services, Inc.*	108	357
Quepasa Corp.*	80	266
Dialogic, Inc.*	180	216
FriendFinder Networks, Inc.*	62	46

Total Information Technology		2,172,937

INDUSTRIALS - 5.7%
Clean Harbors, Inc.*	523	33,331
Alaska Air Group, Inc.*	405	30,411
Woodward, Inc.	707	28,938
CLARCOR, Inc.	570	28,494
HEICO Corp.	481	28,129
Genesee & Wyoming, Inc. — Class A*	445	26,958
Hexcel Corp.*	1,101	26,655
Triumph Group, Inc.	445	26,010
Acuity Brands, Inc.	486	25,758
Dollar Thrifty Automotive Group, Inc.*	353	24,802
Teledyne Technologies, Inc.*	416	22,818
Moog, Inc. — Class A*	515	22,624
Old Dominion Freight Line, Inc.*	538	21,805
Robbins & Myers, Inc.	449	21,799
United Rentals, Inc.*	708	20,921
Watsco, Inc.	311	20,420
Middleby Corp.*	216	20,313
FTI Consulting, Inc.*	478	20,277
EMCOR Group, Inc.	747	20,027
Esterline Technologies Corp.*	345	19,310
CoStar Group, Inc.*	285	19,018
Curtiss-Wright Corp.	523	18,478
Belden, Inc.	538	17,905
Acacia Research - Acacia Technologies*	490	17,890
Actuant Corp. — Class A	788	17,880
Chart Industries, Inc.*	326	17,627
Applied Industrial Technologies, Inc.	491	17,268
AO Smith Corp.	429	17,211
United Stationers, Inc.	527	17,159
Mueller Industries, Inc.	442	16,982
Brady Corp. — Class A	529	16,701
Simpson Manufacturing Company, Inc.	486	16,359
Seaboard Corp.*	8	16,288
Rollins, Inc.	708	15,732
Corporate Executive Board Co.	405	15,431
Tetra Tech, Inc.*	701	15,135
Barnes Group, Inc.	617	14,876
EnerSys*	572	14,855
Brink’s Co.	541	14,542
JetBlue Airways Corp.*	2,777	14,440
HUB Group, Inc. — Class A*	433	14,042
RSC Holdings, Inc.*	756	13,986
Raven Industries, Inc.	218	13,494
Healthcare Services Group, Inc.	750	13,267
HNI Corp.	506	13,207
Portfolio Recovery Associates, Inc.*	194	13,099
Deluxe Corp.	575	13,087
Advisory Board Co.*	174	12,913
ABM Industries, Inc.	618	12,743
Avis Budget Group, Inc.*	1,181	12,660
Geo Group, Inc.*	752	12,596
Herman Miller, Inc.	671	12,380
Watts Water Technologies, Inc. — Class A	355	12,145
Atlas Air Worldwide Holdings, Inc.*	311	11,952
Franklin Electric Company, Inc.	270	11,761
Werner Enterprises, Inc.	488	11,761
Kaydon Corp.	370	11,285
Knight Transportation, Inc.	710	11,104
RBC Bearings, Inc.*	265	11,050
MasTec, Inc.*	635	11,030
Forward Air Corp.	333	10,673
II-VI, Inc.*	581	10,667
Beacon Roofing Supply, Inc.*	527	10,661
Huron Consulting Group, Inc.*	269	10,421
Granite Construction, Inc.	437	10,366
Mine Safety Appliances Co.	310	10,267
Unifirst Corp.	179	10,156
Orbital Sciences Corp.*	653	9,488
Titan International, Inc.	483	9,399
US Airways Group, Inc.*	1,851	9,385
Allegiant Travel Co.*	174	9,281
Korn*	528	9,008
Briggs & Stratton Corp.	570	8,829
ESCO Technologies, Inc.	303	8,720
Amerco, Inc.	98	8,663
AAR Corp.	449	8,607
Tennant Co.	218	8,474
Aircastle Ltd.	661	8,408
Kaman Corp.	307	8,387
Dycom Industries, Inc.*	398	8,326

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Blount International, Inc.*	562	$8,160
Heartland Express, Inc.	570	8,145
USG Corp.*	798	8,108
Exponent, Inc.*	174	7,999
Knoll, Inc.	533	7,915
McGrath Rentcorp	273	7,914
Cubic Corp.	181	7,890
SkyWest, Inc.	622	7,831
Colfax Corp.*	273	7,775
Generac Holdings, Inc.*	275	7,708
Lindsay Corp.	139	7,630
SYKES Enterprises, Inc.*	487	7,626
Rush Enterprises, Inc. — Class A*	363	7,594
Ceradyne, Inc.*	283	7,579
Mobile Mini, Inc.*	433	7,556
EnPro Industries, Inc.*	228	7,519
Swift Transportation Co.*	891	7,342
TAL International Group, Inc.	255	7,341
American Science & Engineering, Inc.	106	7,220
Astec Industries, Inc.*	223	7,183
Albany International Corp. — Class A	306	7,075
Interface, Inc. — Class A	612	7,062
Aegion Corp.*	455	6,980
CIRCOR International, Inc.	197	6,956
TrueBlue, Inc.*	500	6,940
DigitalGlobe, Inc.*	399	6,827
Universal Forest Products, Inc.	221	6,822
Steelcase, Inc. — Class A	891	6,647
Insperity, Inc.	262	6,642
Quanex Building Products Corp.	442	6,639
Navigant Consulting, Inc.*	576	6,572
Team, Inc.*	214	6,366
AZZ, Inc.	139	6,316
G&K Services, Inc. — Class A	215	6,259
Wabash National Corp.*	795	6,233
NACCO Industries, Inc. — Class A	68	6,067
Interline Brands, Inc.*	389	6,057
ACCO Brands Corp.*	621	5,993
Aerovironment, Inc.*	190	5,979
Altra Holdings, Inc.*	307	5,781
GeoEye, Inc.*	260	5,777
Encore Wire Corp.	223	5,776
Meritor, Inc.*	1,064	5,660
Trimas Corp.*	307	5,511
Resources Connection, Inc.	518	5,486
ICF International, Inc.*	221	5,476
Arkansas Best Corp.	284	5,473
Layne Christensen Co.*	216	5,227
Sun Hydraulics Corp.	223	5,225
Greenbrier Companies, Inc.*	213	5,172
Consolidated Graphics, Inc.*	105	5,069
Kforce, Inc.*	403	4,969
Gorman-Rupp Co.	183	4,968
John Bean Technologies Corp.	323	4,965
Sauer-Danfoss, Inc.*	137	4,961
On Assignment, Inc.*	443	4,953
Griffon Corp.	539	4,921
Gibraltar Industries, Inc.*	347	4,844
Cascade Corp.	101	4,764
Heidrick & Struggles International, Inc.	221	4,760
AAON, Inc.	232	4,754
Standex International Corp.	139	4,748
Comfort Systems USA, Inc.	442	4,738
Astronics Corp.*	130	4,655
Primoris Services Corp.	310	4,628
Mistras Group, Inc.*	181	4,614
Tutor Perini Corp.*	361	4,455
Pendrell Corp.*	1,711	4,380
Mueller Water Products, Inc. — Class A	1,774	4,329
H&E Equipment Services, Inc.*	322	4,321
MYR Group, Inc.*	224	4,287
Kelly Services, Inc. — Class A	313	4,282
Global Power Equipment Group, Inc.*	178	4,227
Ennis, Inc.	317	4,226
Trex Company, Inc.*	183	4,193
US Ecology, Inc.	223	4,188
PMFG, Inc.*	211	4,117
Viad Corp.	233	4,073
Quad Graphics, Inc.	284	4,073
Encore Capital Group, Inc.*	185	3,933
Apogee Enterprises, Inc.	318	3,899
Titan Machinery, Inc.*	176	3,824
RailAmerica, Inc.*	255	3,797
Textainer Group Holdings Ltd.	129	3,756
Great Lakes Dredge & Dock Corp.	663	3,686
Swisher Hygiene, Inc.*	970	3,628
Taser International, Inc.*	698	3,574
GenCorp, Inc.*	663	3,527
Twin Disc, Inc.	93	3,378
Multi-Color Corp.	130	3,345
Wesco Aircraft Holdings, Inc.*	237	3,316
Hawaiian Holdings, Inc.*	570	3,306
Marten Transport Ltd.	182	3,274
Powell Industries, Inc.*	104	3,253
Capstone Turbine Corp.*	2,792	3,239
Standard Parking Corp.*	181	3,234
Accuride Corp.*	450	3,204
DXP Enterprises, Inc.*	98	3,156
Douglas Dynamics, Inc.	215	3,143
LB Foster Co.	111	3,140
Kadant, Inc.*	137	3,098
Dolan Co.*	360	3,067
Houston Wire & Cable Co.	221	3,054
Commercial Vehicle Group, Inc.*	326	2,947
Federal Signal Corp.*	707	2,934

70 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Air Transport Services Group, Inc.*	620	$2,926
Ameresco, Inc. — Class A*	212	2,909
EnerNOC, Inc.*	266	2,891
Dynamic Materials Corp.	146	2,888
American Railcar Industries, Inc.*	120	2,872
InnerWorkings, Inc.*	308	2,867
EnergySolutions, Inc.*	920	2,843
CRA International, Inc.*	143	2,837
Spirit Airlines, Inc.*	180	2,808
Furmanite Corp.*	440	2,776
Columbus McKinnon Corp.*	218	2,766
FreightCar America, Inc.*	132	2,765
Celadon Group, Inc.	230	2,716
CBIZ, Inc.*	441	2,695
Graham Corp.	115	2,581
Preformed Line Products Co.	40	2,386
NCI Building Systems, Inc.*	219	2,381
GP Strategies Corp.*	175	2,359
Kratos Defense & Security Solutions, Inc.*	392	2,340
Genco Shipping & Trading Ltd.*	345	2,332
Northwest Pipe Co.*	102	2,332
Insteel Industries, Inc.	212	2,330
Odyssey Marine Exploration, Inc.*	831	2,277
Alamo Group, Inc.	83	2,235
Saia, Inc.*	174	2,172
Aceto Corp.	313	2,160
Thermon Group Holdings, Inc.*	122	2,150
Pacer International, Inc.*	400	2,140
Cenveo, Inc.*	619	2,105
CAI International, Inc.*	135	2,087
Quality Distribution, Inc.*	185	2,081
Miller Industries, Inc.	132	2,076
Orion Marine Group, Inc.*	306	2,035
American Reprographics Co.*	440	2,020
American Superconductor Corp.*	532	1,963
Sterling Construction Company, Inc.*	182	1,960
CDI Corp.	140	1,933
SeaCube Container Leasing Ltd.	127	1,881
Flow International Corp.*	536	1,876
Lydall, Inc.*	197	1,870
LMI Aerospace, Inc.*	105	1,843
Republic Airways Holdings, Inc.*	536	1,838
Casella Waste Systems, Inc. — Class A*	284	1,818
Kimball International, Inc. — Class B	358	1,815
Hurco Companies, Inc.*	86	1,806
Michael Baker Corp.*	90	1,765
Ampco-Pittsburgh Corp.	91	1,760
Hudson Highland Group, Inc.*	364	1,744
Zipcar, Inc.*	128	1,718
Vicor Corp.	215	1,711
Ducommun, Inc.	134	1,708
Park-Ohio Holdings Corp.*	94	1,677
Barrett Business Services, Inc.	83	1,657
A123 Systems, Inc.*	1,008	1,623
Met-Pro Corp.	179	1,618
Schawk, Inc. — Class A	142	1,592
KEYW Holding Corp.*	213	1,576
Patriot Transportation Holding, Inc.*	72	1,562
Roadrunner Transportation Systems, Inc.*	107	1,512
Metalico, Inc.*	451	1,484
Courier Corp.	126	1,478
Franklin Covey Co.*	174	1,474
Fuel Tech, Inc.*	223	1,467
Hill International, Inc.*	283	1,455
TMS International Corp.*	144	1,423
American Woodmark Corp.	103	1,407
Energy Recovery, Inc.*	532	1,373
Argan, Inc.	88	1,338
TRC Companies, Inc.*	222	1,334
LSI Industries, Inc.	220	1,320
RPX Corp.*	103	1,303
Pike Electric Corp.*	181	1,301
WCA Waste Corp.*	190	1,237
FuelCell Energy, Inc.*	1,412	1,231
International Shipholding Corp.	65	1,215
AT Cross Co. — Class A*	103	1,162
Intersections, Inc.	103	1,142
NN, Inc.*	190	1,140
VSE Corp.	46	1,117
PowerSecure International, Inc.*	223	1,104
NL Industries, Inc.	84	1,089
Builders FirstSource, Inc.*	530	1,081
Universal Truckload Services, Inc.	59	1,071
Broadwind Energy, Inc.*	1,568	1,066
Tecumseh Products Co. — Class A*	220	1,034
Heritage-Crystal Clean, Inc.*	54	894
Baltic Trading Ltd.	181	860
Xerium Technologies, Inc.*	128	837
Valence Technology, Inc.*	826	809
Coleman Cable, Inc.*	93	809
Lawson Products, Inc.	52	802
Excel Maritime Carriers Ltd.*	532	771
Ultrapetrol Bahamas Ltd.*	255	760
Eagle Bulk Shipping, Inc.*	703	662
Satcon Technology Corp.*	1,020	612
Active Power, Inc.*	920	607
UniTek Global Services, Inc.*	130	589
Essex Rental Corp.*	197	581
Microvision, Inc.*	1,188	428
Omega Flex, Inc.*	27	382
Covenant Transportation Group, Inc. — Class A*	90	267
Compx International, Inc.	10	147

Total Industrials		1,990,157

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
CONSUMER DISCRETIONARY - 4.9%
Tanger Factory Outlet Centers	959	$28,118
Rent-A-Center, Inc.	711	26,307
Domino’s Pizza, Inc.*	748	25,395
Warnaco Group, Inc.*	498	24,920
Life Time Fitness, Inc.*	491	22,954
Carter’s, Inc.*	552	21,975
Sotheby’s	756	21,569
Ascena Retail Group, Inc.*	715	21,250
Dana Holding Corp.*	1,679	20,400
Wolverine World Wide, Inc.	568	20,244
Tenneco, Inc.*	676	20,131
Six Flags Entertainment Corp.	480	19,795
Cinemark Holdings, Inc.	1,067	19,729
Cheesecake Factory, Inc.*	671	19,694
Men’s Wearhouse, Inc.	575	18,636
Brunswick Corp.	1,020	18,421
Vail Resorts, Inc.	400	16,944
Childrens Place Retail Stores, Inc.*	316	16,786
Coinstar, Inc.*	358	16,339
HSN, Inc.	446	16,172
Pool Corp.	536	16,134
Genesco, Inc.*	261	16,114
Pier 1 Imports, Inc.*	1,150	16,019
Hillenbrand, Inc.	709	15,825
Jos A. Bank Clothiers, Inc.*	318	15,506
Steven Madden Ltd.*	445	15,352
Buffalo Wild Wings, Inc.*	223	15,055
ANN, Inc.*	580	14,372
Crocs, Inc.*	971	14,342
Hibbett Sports, Inc.*	312	14,096
Aeropostale, Inc.*	921	14,045
Group 1 Automotive, Inc.	271	14,038
Select Comfort Corp.*	626	13,578
Iconix Brand Group, Inc.*	828	13,488
Monro Muffler Brake, Inc.	347	13,460
Cracker Barrel Old Country Store, Inc.	264	13,308
Meredith Corp.	405	13,223
Strayer Education, Inc.	136	13,218
Live Nation Entertainment, Inc.*	1,584	13,163
Buckle, Inc.	318	12,997
Saks, Inc.*	1,326	12,928
Cabela’s, Inc.*	490	12,456
Express, Inc.*	623	12,423
BJ’s Restaurants, Inc.*	268	12,146
New York Times Co. — Class A*	1,538	11,889
99 Cents Only Stores*	531	11,655
Bob Evans Farms, Inc.	345	11,571
Vitamin Shoppe, Inc.*	283	11,286
Finish Line, Inc. — Class A	585	11,282
Valassis Communications, Inc.*	580	11,153
Matthews International Corp. — Class A	353	11,095
Regis Corp.	668	11,055
Jack in the Box, Inc.*	521	10,889
True Religion Apparel, Inc.*	312	10,789
Helen of Troy Ltd.*	350	10,745
Arbitron, Inc.	310	10,667
Texas Roadhouse, Inc.	709	10,564
Jones Group, Inc.	983	10,371
Collective Brands, Inc.*	713	10,246
Penske Automotive Group, Inc.	532	10,241
Cooper Tire & Rubber Co.	706	9,891
Gaylord Entertainment Co.*	403	9,728
American Public Education, Inc.*	222	9,608
Ascent Capital Group, Inc. — Class A*	184	9,332
Scholastic Corp.	307	9,201
Liz Claiborne, Inc.*	1,064	9,182
International Speedway Corp. — Class A	353	8,949
Peet’s Coffee & Tea, Inc.*	142	8,901
Papa John’s International, Inc.*	221	8,327
PF Chang’s China Bistro, Inc.	267	8,253
Steiner Leisure Ltd.*	179	8,125
Orient-Express Hotels Ltd. — Class A*	1,063	7,941
iRobot Corp.*	265	7,910
Shutterfly, Inc.*	347	7,898
Ryland Group, Inc.	493	7,770
GNC Holdings, Inc. — Class A*	267	7,730
National CineMedia, Inc.	621	7,700
MDC Holdings, Inc.	432	7,616
Asbury Automotive Group, Inc.*	353	7,611
CEC Entertainment, Inc.	220	7,579
DineEquity, Inc.*	179	7,556
Sturm Ruger & Company, Inc.	223	7,462
Zumiez, Inc.*	268	7,440
Vera Bradley, Inc.*	230	7,417
Cato Corp. — Class A	306	7,405
American Axle & Manufacturing Holdings, Inc.*	746	7,378
Pinnacle Entertainment, Inc.*	718	7,295
Meritage Homes Corp.*	311	7,212
Churchill Downs, Inc.	137	7,142
Shuffle Master, Inc.*	608	7,126
Capella Education Co.*	195	7,030
La-Z-Boy, Inc.*	585	6,961
PEP Boys-Manny Moe & Jack	613	6,743
Sonic Automotive, Inc. — Class A	455	6,739
Office Depot, Inc.*	3,117	6,702
Sinclair Broadcast Group, Inc. — Class A	585	6,628
Belo Corp. — Class A	1,050	6,615
Charming Shoppes, Inc.*	1,325	6,492
Scientific Games Corp. — Class A*	666	6,460
Oxford Industries, Inc.	143	6,452
Fred’s, Inc. — Class A	441	6,430
Ethan Allen Interiors, Inc.	271	6,425
Ameristar Casinos, Inc.	363	6,276

72 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Interval Leisure Group, Inc.*	455	$6,193
Columbia Sportswear Co.	132	6,145
KB Home	883	5,934
Lithia Motors, Inc. — Class A	262	5,727
Blue Nile, Inc.*	140	5,723
American Greetings Corp. — Class A	450	5,629
K12, Inc.*	313	5,615
Drew Industries, Inc.*	225	5,519
Skechers U.S.A., Inc. — Class A*	435	5,272
Quiksilver, Inc.*	1,453	5,245
Core-Mark Holding Company, Inc.	132	5,227
Biglari Holdings, Inc.*	14	5,155
Grand Canyon Education, Inc.*	322	5,139
Ruby Tuesday, Inc.*	738	5,092
Stewart Enterprises, Inc. — Class A	879	5,063
Stage Stores, Inc.	364	5,056
National Presto Industries, Inc.	54	5,054
Bridgepoint Education, Inc.*	218	5,014
Knology, Inc.*	352	4,998
Modine Manufacturing Co.*	527	4,985
Barnes & Noble, Inc.*	340	4,923
Sonic Corp.*	711	4,785
Maidenform Brands, Inc.*	260	4,758
G-III Apparel Group Ltd.*	188	4,683
Dorman Products, Inc.*	125	4,616
Lumber Liquidators Holdings, Inc.*	260	4,592
Boyd Gaming Corp.*	611	4,558
Superior Industries International, Inc.	273	4,515
Harte-Hanks, Inc.	493	4,481
Standard Motor Products, Inc.	223	4,471
Lions Gate Entertainment Corp.*	532	4,426
Jakks Pacific, Inc.	310	4,374
OfficeMax, Inc.*	959	4,354
Krispy Kreme Doughnuts, Inc.*	664	4,343
Brown Shoe Company, Inc.	471	4,192
Denny’s Corp.*	1,104	4,151
Callaway Golf Co.	750	4,147
NutriSystem, Inc.	317	4,099
Red Robin Gourmet Burgers, Inc.*	147	4,072
AFC Enterprises, Inc.*	273	4,013
America’s Car-Mart, Inc.*	100	3,918
Rue21, Inc.*	177	3,823
Standard Pacific Corp.*	1,193	3,794
MDC Partners, Inc. — Class A	280	3,786
Digital Generation, Inc.*	308	3,671
Bravo Brio Restaurant Group, Inc.*	212	3,636
Bebe Stores, Inc.	435	3,624
Amerigon, Inc.*	250	3,565
Body Central Corp.*	142	3,544
Cavco Industries, Inc.*	87	3,485
Movado Group, Inc.	191	3,470
Blyth, Inc.	61	3,465
Universal Technical Institute, Inc.*	262	3,348
Hot Topic, Inc.	506	3,345
Wet Seal, Inc. — Class A*	1,013	3,302
hhgregg, Inc.*	221	3,193
EW Scripps Co. — Class A*	398	3,188
Smith & Wesson Holding Corp.*	702	3,061
Fuel Systems Solutions, Inc.*	183	3,018
Arctic Cat, Inc.*	133	2,999
Universal Electronics, Inc.*	172	2,902
Marcus Corp.	229	2,888
World Wrestling Entertainment, Inc. — Class A	306	2,852
Libbey, Inc.*	220	2,803
Fisher Communications, Inc.*	97	2,797
Big 5 Sporting Goods Corp.	265	2,767
Leapfrog Enterprises, Inc.*	490	2,739
PetMed Express, Inc.	257	2,668
Central European Media Enterprises Ltd. — Class A*	406	2,647
Stoneridge, Inc.*	308	2,596
Kirkland’s, Inc.*	193	2,567
Winnebago Industries, Inc.*	345	2,546
Shoe Carnival, Inc.*	99	2,544
Multimedia Games Holding Company, Inc.*	318	2,525
Haverty Furniture Companies, Inc.	228	2,503
Steinway Musical Instruments, Inc.*	96	2,404
Exide Technologies*	885	2,328
Weyco Group, Inc.	93	2,283
Destination Maternity Corp.	134	2,240
Cost Plus, Inc.*	225	2,194
Beazer Homes USA, Inc.*	878	2,177
REX American Resources Corp.*	98	2,167
Journal Communications, Inc. — Class A*	485	2,134
Systemax, Inc.*	130	2,133
Stein Mart, Inc.*	312	2,125
Talbots, Inc.*	798	2,123
Speedway Motorsports, Inc.	138	2,116
Lincoln Educational Services Corp.	267	2,109
M/I Homes, Inc.*	217	2,083
Perry Ellis International, Inc.*	144	2,048
Caribou Coffee Company, Inc.*	145	2,023
Ruth’s Hospitality Group, Inc.*	401	1,993
Eastman Kodak Co.*	3,010	1,955
West Marine, Inc.*	167	1,942
Zagg, Inc.*	270	1,909
Corinthian Colleges, Inc.*	878	1,905
Francesca’s Holdings Corp.*	109	1,886
Spartan Motors, Inc.	387	1,861
VOXX International Corp.*	218	1,842
Conn’s, Inc.*	164	1,820
Benihana, Inc.*	174	1,780
Mac-Gray Corp.	129	1,779
MarineMax, Inc.*	270	1,760
CSS Industries, Inc.	88	1,753
Winmark Corp.	30	1,721

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Saga Communications, Inc. — Class A*	46	$1,719
Tuesday Morning Corp.*	486	1,677
Town Sports International Holdings, Inc.*	227	1,668
Casual Male Retail Group, Inc.*	483	1,652
Entercom Communications Corp. — Class A*	268	1,648
Delta Apparel, Inc.*	85	1,623
Carrols Restaurant Group, Inc.*	137	1,585
McClatchy Co. — Class A*	661	1,580
Build-A-Bear Workshop, Inc.*	183	1,548
Citi Trends, Inc.*	175	1,536
Morgans Hotel Group Co.*	252	1,487
Rentrak Corp.*	103	1,471
LIN TV Corp. — Class A*	345	1,459
Teavana Holdings, Inc.*	77	1,446
Archipelago Learning, Inc.*	147	1,421
Cumulus Media, Inc. — Class A*	423	1,413
Skullcandy, Inc.*	111	1,390
Einstein Noah Restaurant Group, Inc.	87	1,376
Outdoor Channel Holdings, Inc.	184	1,373
Zale Corp.*	356	1,356
McCormick & Schmick’s Seafood Restaurants, Inc.*	154	1,346
Martha Stewart Living Omnimedia	305	1,342
Unifi, Inc.*	174	1,322
Red Lion Hotels Corp.*	180	1,247
Lifetime Brands, Inc.	101	1,226
Summer Infant, Inc.*	174	1,225
O’Charleys, Inc.*	220	1,208
RG Barry Corp.	98	1,184
Cherokee, Inc.	101	1,179
Black Diamond, Inc.*	151	1,128
Isle of Capri Casinos, Inc.*	226	1,055
AH Belo Corp. — Class A	221	1,050
Overstock.com, Inc.*	132	1,035
Motorcar Parts of America, Inc.*	137	1,027
Hovnanian Enterprises, Inc. — Class A*	708	1,027
Nexstar Broadcasting Group, Inc.*	130	1,019
Luby’s, Inc.*	223	1,006
Monarch Casino & Resort, Inc.*	97	988
Jamba, Inc.*	747	979
Sealy Corp.*	566	974
Coldwater Creek, Inc.*	812	958
Christopher & Banks Corp.	405	948
Tower International, Inc.*	86	924
Gray Television, Inc.*	568	920
Pacific Sunwear of California, Inc.*	538	920
Entravision Communications Corp.	581	906
K-Swiss, Inc.*	307	896
Ambassadors Group, Inc.	194	875
Orbitz Worldwide, Inc.*	232	872
Kenneth Cole Productions, Inc. — Class A*	82	868
Valuevision Media, Inc. — Class A*	461	867
Geeknet, Inc.*	50	852
New York & Company, Inc.*	313	833
US Auto Parts Network, Inc.*	176	769
Johnson Outdoors, Inc.*	50	767
ReachLocal, Inc.*	122	754
Gordmans Stores, Inc.*	59	742
National American University Holdings, Inc.	96	728
1-800-Flowers.com, Inc. — Class A*	317	697
Global Sources Ltd.*	132	640
Marine Products Corp.*	126	625
Furniture Brands International, Inc.*	488	600
Cambium Learning Group, Inc.*	181	547
Shiloh Industries, Inc.*	61	511
Crown Media Holdings, Inc. — Class A*	399	483
Bon-Ton Stores, Inc.	143	482
School Specialty, Inc.*	177	442
Skyline Corp.	85	370
Value Line, Inc.	20	206
Dial Global, Inc.*	57	182

Total Consumer Discretionary		1,697,890

HEALTH CARE - 4.6%
Healthspring, Inc.*	783	42,705
Salix Pharmaceuticals Ltd.*	656	31,390
HMS Holdings Corp.*	972	31,085
Onyx Pharmaceuticals, Inc.*	706	31,029
Cubist Pharmaceuticals, Inc.*	670	26,545
WellCare Health Plans, Inc.*	485	25,462
Questcor Pharmaceuticals, Inc.*	608	25,281
Cepheid, Inc.*	708	24,362
Medicis Pharmaceutical Corp. — Class A	711	23,641
Centene Corp.*	572	22,645
Viropharma, Inc.*	800	21,912
Owens & Minor, Inc.	710	19,731
STERIS Corp.	661	19,711
athenahealth, Inc.*	396	19,452
HealthSouth Corp.*	1,068	18,872
Haemonetics Corp.*	308	18,856
Alkermes plc*	1,066	18,506
Ariad Pharmaceuticals, Inc.*	1,505	18,436
Seattle Genetics, Inc.*	1,096	18,320
Magellan Health Services, Inc.*	356	17,611
Theravance, Inc.*	795	17,569
Align Technology, Inc.*	709	16,821
Zoll Medical Corp.*	264	16,680
Medivation, Inc.*	355	16,369
Quality Systems, Inc.	435	16,091
West Pharmaceutical Services, Inc.	402	15,256
Incyte Corporation Ltd.*	1,011	15,175
Impax Laboratories, Inc.*	745	15,027

74 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
PSS World Medical, Inc.*	620	$14,998
PAREXEL International Corp.*	667	13,834
Volcano Corp.*	580	13,798
Par Pharmaceutical Companies, Inc.*	405	13,256
Chemed Corp.	254	13,007
Masimo Corp.*	611	11,417
Medicines Co.*	607	11,314
Air Methods Corp.*	130	10,978
Auxilium Pharmaceuticals, Inc.*	541	10,782
Cyberonics, Inc.*	315	10,552
Acorda Therapeutics, Inc.*	439	10,466
Accretive Health, Inc.*	453	10,410
Jazz Pharmaceuticals, Inc.*	262	10,121
Insulet Corp.*	537	10,112
SonoSite, Inc.*	184	9,910
Vivus, Inc.*	1,013	9,877
PDL BioPharma, Inc.	1,589	9,852
Arthrocare Corp.*	310	9,821
Immunogen, Inc.*	838	9,704
Luminex Corp.*	445	9,447
NxStage Medical, Inc.*	528	9,388
HeartWare International, Inc.*	134	9,246
Amsurg Corp.*	355	9,244
MWI Veterinary Supply, Inc.*	139	9,235
Meridian Bioscience, Inc.	490	9,232
Momenta Pharmaceuticals, Inc.*	525	9,130
MAKO Surgical Corp.*	358	9,025
Halozyme Therapeutics, Inc.*	930	8,844
IPC The Hospitalist Company, Inc.*	188	8,595
Spectrum Pharmaceuticals, Inc.*	580	8,485
Neogen Corp.*	270	8,273
CONMED Corp.*	322	8,266
Isis Pharmaceuticals, Inc.*	1,138	8,205
Analogic Corp.	141	8,082
Pharmacyclics, Inc.*	537	7,958
Inhibitex, Inc.*	711	7,778
Orthofix International N.V.*	220	7,751
InterMune, Inc.*	608	7,661
Hanger Orthopedic Group, Inc.*	402	7,513
Micromet, Inc.*	1,024	7,363
Wright Medical Group, Inc.*	445	7,342
Abaxis, Inc.*	264	7,305
Nektar Therapeutics*	1,283	7,178
Integra LifeSciences Holdings Corp.*	232	7,153
Molina Healthcare, Inc.*	318	7,101
DexCom, Inc.*	753	7,010
Akorn, Inc.*	625	6,950
Ironwood Pharmaceuticals, Inc.*	576	6,895
Exelixis, Inc.*	1,451	6,870
Team Health Holdings, Inc.*	311	6,864
Kindred Healthcare, Inc.*	580	6,827
ABIOMED, Inc.*	355	6,557
Endologix, Inc.*	570	6,544
Optimer Pharmaceuticals, Inc.*	531	6,499
Computer Programs & Systems, Inc.	127	6,491
Omnicell, Inc.*	392	6,476
Merit Medical Systems, Inc.*	475	6,355
NPS Pharmaceuticals, Inc.*	963	6,346
Rigel Pharmaceuticals, Inc.*	785	6,194
Emeritus Corp.*	353	6,181
ICU Medical, Inc.*	136	6,120
Greatbatch, Inc.*	273	6,033
Opko Health, Inc.*	1,231	6,032
AVEO Pharmaceuticals, Inc.*	350	6,020
Medidata Solutions, Inc.*	259	5,633
Landauer, Inc.	109	5,613
NuVasive, Inc.*	445	5,603
PharMerica Corp.*	353	5,359
National Healthcare Corp.	125	5,238
Hi-Tech Pharmacal Company, Inc.*	131	5,095
MedAssets, Inc.*	543	5,023
Sequenom, Inc.*	1,108	4,931
OraSure Technologies, Inc.*	541	4,929
Invacare Corp.	322	4,923
AMAG Pharmaceuticals, Inc.*	260	4,917
Neurocrine Biosciences, Inc.*	576	4,896
Quidel Corp.*	322	4,872
Genomic Health, Inc.*	190	4,824
Atrion Corp.	20	4,805
Exact Sciences Corp.*	590	4,791
Dynavax Technologies Corp.*	1,411	4,685
Universal American Corp.	366	4,652
Idenix Pharmaceuticals, Inc.*	624	4,646
Conceptus, Inc.*	361	4,563
Emergent Biosolutions, Inc.*	270	4,547
Triple-S Management Corp.*	225	4,504
Bio-Reference Labs, Inc.*	273	4,442
Ensign Group, Inc.	181	4,434
Select Medical Holdings Corp.*	506	4,291
Sunrise Senior Living, Inc.*	661	4,283
Staar Surgical Co.*	400	4,196
AngioDynamics, Inc.*	280	4,147
Corvel Corp.*	80	4,137
Curis, Inc.*	878	4,109
Cantel Medical Corp.	147	4,106
Achillion Pharmaceuticals, Inc.*	528	4,023
Amedisys, Inc.*	353	3,851
Synovis Life Technologies, Inc.*	132	3,674
Vical, Inc.*	808	3,563
Oncothyreon, Inc.*	470	3,563
Metropolitan Health Networks, Inc.*	475	3,548
Alnylam Pharmaceuticals, Inc.*	433	3,529
Vanguard Health Systems, Inc.*	344	3,516
MedQuist Holdings, Inc.*	363	3,492
Arqule, Inc.*	615	3,469
MAP Pharmaceuticals, Inc.*	263	3,464
Accuray, Inc.*	798	3,376
Raptor Pharmaceutical Corp.*	528	3,305

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
American Dental Partners, Inc.*	174	$3,276
Symmetry Medical, Inc.*	409	3,268
Affymetrix, Inc.*	789	3,227
Assisted Living Concepts, Inc. — Class A	216	3,216
Depomed, Inc.*	617	3,196
Ardea Biosciences, Inc.*	189	3,177
Chelsea Therapeutics International Ltd.*	615	3,155
HealthStream, Inc.*	170	3,136
Natus Medical, Inc.*	326	3,074
Arena Pharmaceuticals, Inc.*	1,635	3,057
Enzon Pharmaceuticals, Inc.*	439	2,941
ExamWorks Group, Inc.*	308	2,920
AVANIR Pharmaceuticals, Inc. — Class A*	1,413	2,897
ZIOPHARM Oncology, Inc.*	654	2,884
Merge Healthcare, Inc.*	585	2,837
Progenics Pharmaceuticals, Inc.*	326	2,784
Navidea Biopharmaceuticals, Inc.*	1,060	2,777
RTI Biologics, Inc.*	621	2,757
Healthways, Inc.*	393	2,696
Spectranetics Corp.*	371	2,679
US Physical Therapy, Inc.	132	2,598
Affymax, Inc.*	393	2,598
SurModics, Inc.*	177	2,595
eResearchTechnology, Inc.*	548	2,570
Ligand Pharmaceuticals, Inc. — Class B*	216	2,564
Cell Therapeutics, Inc.*	2,196	2,547
Cambrex Corp.*	353	2,535
Immunomedics, Inc.*	755	2,514
ISTA Pharmaceuticals, Inc.*	356	2,510
BioScrip, Inc.*	458	2,501
Lexicon Pharmaceuticals, Inc.*	1,933	2,494
Capital Senior Living Corp.*	313	2,485
Tornier N.V.*	134	2,412
LHC Group, Inc.*	182	2,335
Obagi Medical Products, Inc.*	229	2,327
Gentiva Health Services, Inc.*	343	2,315
Transcend Services, Inc.*	96	2,278
Antares Pharma, Inc.*	1,010	2,222
Solta Medical, Inc.*	698	2,192
Geron Corp.*	1,459	2,159
MannKind Corp.*	862	2,155
Vascular Solutions, Inc.*	189	2,104
Columbia Laboratories, Inc.*	841	2,102
Palomar Medical Technologies, Inc.*	222	2,065
Providence Service Corp.*	150	2,064
Synergetics USA, Inc.*	275	2,029
IRIS International, Inc.*	217	2,029
Santarus, Inc.*	610	2,019
Keryx Biopharmaceuticals, Inc.*	797	2,016
Unilife Corp.*	640	1,997
Maxygen, Inc.*	352	1,982
Infinity Pharmaceuticals, Inc.*	221	1,954
AMN Healthcare Services, Inc.*	440	1,949
AtriCure, Inc.*	174	1,931
Young Innovations, Inc.	62	1,837
Furiex Pharmaceuticals, Inc.*	109	1,821
Metabolix, Inc.*	400	1,820
Sagent Pharmaceuticals, Inc.*	86	1,806
Kensey Nash Corp.*	94	1,804
Nymox Pharmaceutical Corp.*	219	1,800
Savient Pharmaceuticals, Inc.*	796	1,775
Exactech, Inc.*	107	1,762
Cross Country Healthcare, Inc.*	316	1,754
Targacept, Inc.*	313	1,743
Cadence Pharmaceuticals, Inc.*	439	1,734
Sciclone Pharmaceuticals, Inc.*	395	1,695
Pain Therapeutics, Inc.*	443	1,683
Aegerion Pharmaceuticals, Inc.*	100	1,674
Sangamo Biosciences, Inc.*	586	1,664
Delcath Systems, Inc.*	541	1,650
Corcept Therapeutics, Inc.*	476	1,628
Biotime, Inc.*	277	1,609
Cardiovascular Systems, Inc.*	163	1,606
Anthera Pharmaceuticals, Inc.*	254	1,560
Rockwell Medical Technologies, Inc.*	181	1,533
Almost Family, Inc.*	92	1,525
Vanda Pharmaceuticals, Inc.*	318	1,514
Dyax Corp.*	1,103	1,500
XenoPort, Inc.*	393	1,497
CryoLife, Inc.*	311	1,493
Cerus Corp.*	533	1,492
Codexis, Inc.*	271	1,436
Array Biopharma, Inc.*	660	1,426
Five Star Quality Care, Inc.*	475	1,425
Novavax, Inc.*	1,108	1,396
Hansen Medical, Inc.*	527	1,360
Celldex Therapeutics, Inc.*	498	1,295
OncoGenex Pharmaceutical, Inc.*	110	1,291
Synta Pharmaceuticals Corp.*	270	1,261
Allos Therapeutics, Inc.*	883	1,254
Cynosure, Inc.*	105	1,235
Skilled Healthcare Group, Inc. — Class A*	224	1,223
Medtox Scientific, Inc.*	87	1,222
Pozen, Inc.*	308	1,217
Astex Pharmaceuticals*	635	1,200
Cytori Therapeutics, Inc.*	539	1,186
Dusa Pharmaceuticals, Inc.*	270	1,183
AVI BioPharma, Inc.*	1,541	1,148
Fluidigm Corp.*	86	1,132
Chindex International, Inc.*	132	1,125
Pacific Biosciences of California, Inc.*	393	1,100
Sun Healthcare Group, Inc.*	283	1,098
Durect Corp.*	921	1,087
Alphatec Holdings, Inc.*	614	1,056
Zalicus, Inc.*	841	1,018

76 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Osiris Therapeutics, Inc.*	190	$1,016
SIGA Technologies, Inc.*	400	1,008
Harvard Bioscience, Inc.*	258	998
Biospecifics Technologies Corp.*	60	997
Uroplasty, Inc.*	232	986
Enzo Biochem, Inc.*	433	970
Ampio Pharmaceuticals, Inc.*	220	939
Medical Action Industries, Inc.*	179	936
Nabi Biopharmaceuticals*	490	921
Cleveland Biolabs, Inc.*	322	921
Peregrine Pharmaceuticals, Inc.*	891	918
GTx, Inc.*	265	890
Insmed, Inc.*	283	863
Biolase Technology, Inc.*	335	861
BioCryst Pharmaceuticals, Inc.*	343	847
KV Pharmaceutical Co. — Class A*	575	805
Lannett Company, Inc.*	181	800
Anacor Pharmaceuticals, Inc.*	128	794
Bacterin International Holdings, Inc.*	272	778
Albany Molecular Research, Inc.*	265	776
National Research Corp.	20	776
RadNet, Inc.*	353	752
Endocyte, Inc.*	197	741
Sucampo Pharmaceuticals, Inc. — Class A*	146	647
BioMimetic Therapeutics, Inc.*	225	641
CardioNet, Inc.*	270	640
Amicus Therapeutics, Inc.*	185	636
Biosante Pharmaceuticals, Inc.*	1,231	618
Trius Therapeutics, Inc.*	83	593
Orexigen Therapeutics, Inc.*	366	589
Epocrates, Inc.*	70	546
Pacira Pharmaceuticals, Inc.*	60	519
PharmAthene, Inc.*	400	508
Cornerstone Therapeutics, Inc.*	90	504
Transcept Pharmaceuticals, Inc.*	61	478
Acura Pharmaceuticals, Inc.*	129	450
BG Medicine, Inc.*	90	425
Stereotaxis, Inc.*	498	410
Complete Genomics, Inc.*	132	387
DynaVox, Inc. — Class A*	103	375
Sunesis Pharmaceuticals, Inc.*	315	369
Pernix Therapeutics Holdings*	38	352
Alliance HealthCare Services, Inc.*	273	344
Zogenix, Inc.*	130	291
Neostem, Inc.*	510	259
Alimera Sciences, Inc.*	133	166

Total Health Care		1,592,874

ENERGY - 2.4%
World Fuel Services Corp.	796	33,416
Complete Production Services, Inc.*	884	29,667
Energy XXI Bermuda Ltd.*	840	26,779
Rosetta Resources, Inc.*	615	26,752
Dril-Quip, Inc.*	400	26,328
Berry Petroleum Co. — Class A	581	24,414
Lufkin Industries, Inc.	346	23,289
Kodiak Oil & Gas Corp.*	2,377	22,581
Key Energy Services, Inc.*	1,413	21,859
Golar LNG Ltd.	446	19,825
Bristow Group, Inc.	412	19,525
Oasis Petroleum, Inc.*	671	19,519
Helix Energy Solutions Group, Inc.*	1,193	18,849
CVR Energy, Inc.*	988	18,505
Bill Barrett Corp.*	529	18,023
Northern Oil and Gas, Inc.*	705	16,906
McMoRan Exploration Co.*	1,103	16,049
Stone Energy Corp.*	576	15,195
Swift Energy Co.*	488	14,503
Gulfport Energy Corp.*	479	14,107
Cloud Peak Energy, Inc.*	713	13,775
SemGroup Corp. — Class A*	486	12,665
Carrizo Oil & Gas, Inc.*	435	11,462
Gulfmark Offshore, Inc. — Class A*	265	11,133
Newpark Resources, Inc.*	1,013	9,624
Parker Drilling Co.*	1,328	9,522
Petroleum Development Corp.*	268	9,409
ION Geophysical Corp.*	1,492	9,146
Patriot Coal Corp.*	1,024	8,673
Contango Oil & Gas Co.*	146	8,494
W&T Offshore, Inc.	400	8,484
Comstock Resources, Inc.*	543	8,308
Hornbeck Offshore Services, Inc.*	267	8,282
Tetra Technologies, Inc.*	886	8,275
Western Refining, Inc.*	613	8,147
Apco Oil and Gas International, Inc.	99	8,090
Cheniere Energy, Inc.*	925	8,038
Approach Resources, Inc.*	262	7,705
Targa Resources Corp.	181	7,365
Clean Energy Fuels Corp.*	573	7,140
Magnum Hunter Resources Corp.*	1,278	6,888
Pioneer Drilling Co.*	691	6,689
GeoResources, Inc.*	228	6,683
Exterran Holdings, Inc.*	715	6,506
Nordic American Tankers Ltd.	533	6,391
Crosstex Energy, Inc.	482	6,092
Rex Energy Corp.*	397	5,860
Hercules Offshore, Inc.*	1,316	5,843
Resolute Energy Corp.*	527	5,692
Clayton Williams Energy, Inc.*	70	5,312
Basic Energy Services, Inc.*	268	5,280
Gulf Island Fabrication, Inc.	180	5,258
Energy Partners Ltd.*	326	4,760
Ship Finance International Ltd.	506	4,726
Tesco Corp.*	355	4,487
Hyperdynamics Corp.*	1,757	4,305
Goodrich Petroleum Corp.*	313	4,297
Petroquest Energy, Inc.*	630	4,158
Endeavour International Corp.*	441	3,832
Dawson Geophysical Co.*	94	3,716
ATP Oil & Gas Corp.*	500	3,680

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
OYO Geospace Corp.*	47	$3,635
Knightsbridge Tankers Ltd.	265	3,623
PHI, Inc.*	144	3,578
Vaalco Energy, Inc.*	578	3,491
Overseas Shipholding Group, Inc.	306	3,345
Rentech, Inc.*	2,509	3,287
BPZ Resources, Inc.*	1,147	3,257
Abraxas Petroleum Corp.*	924	3,049
Matrix Service Co.*	312	2,945
Triangle Petroleum Corp.*	492	2,937
Harvest Natural Resources, Inc.*	393	2,900
Mitcham Industries, Inc.*	132	2,883
C&J Energy Services, Inc.*	137	2,867
FX Energy, Inc.*	590	2,832
Penn Virginia Corp.	532	2,814
James River Coal Co.*	406	2,810
Warren Resources, Inc.*	798	2,601
Uranium Energy Corp.*	840	2,570
Panhandle Oil and Gas, Inc. — Class A	76	2,494
Frontline Ltd.	578	2,480
Amyris, Inc.*	212	2,446
Cal Dive International, Inc.*	1,066	2,398
Venoco, Inc.*	348	2,356
Vantage Drilling Co.*	1,982	2,299
Green Plains Renewable Energy, Inc.*	231	2,255
Houston American Energy Corp.*	183	2,231
Callon Petroleum Co.*	441	2,192
Natural Gas Services Group, Inc.*	147	2,126
Gastar Exploration Ltd.*	660	2,099
Delek US Holdings, Inc.	179	2,042
Teekay Tankers Ltd. — Class A	491	1,728
Willbros Group, Inc.*	445	1,633
Solazyme, Inc.*	130	1,547
USEC, Inc.*	1,315	1,499
Global Geophysical Services, Inc.*	219	1,472
Westmoreland Coal Co.*	114	1,453
Evolution Petroleum Corp.*	179	1,441
Voyager Oil & Gas, Inc.*	528	1,357
Scorpio Tankers, Inc.*	276	1,350
Uranerz Energy Corp.*	722	1,314
RigNet, Inc.*	69	1,155
Alon USA Energy, Inc.	132	1,150
Union Drilling, Inc.*	181	1,129
Ur-Energy, Inc.*	1,184	1,017
Miller Energy Resources, Inc.*	349	974
Syntroleum Corp.*	1,006	966
Isramco, Inc.*	10	896
GMX Resources, Inc.*	673	841
Zion Oil & Gas, Inc.*	353	780
Uranium Resources, Inc.*	1,061	770
Crimson Exploration, Inc.*	255	729
CAMAC Energy, Inc.*	666	673
L&L Energy, Inc.*	246	637
Gevo, Inc.*	90	566
DHT Holdings, Inc.	750	555
Hallador Energy Co.	50	496
Geokinetics, Inc.*	124	267

Total Energy		831,520

MATERIALS - 1.6%
Coeur d’Alene Mines Corp.*	1,014	24,478
Sensient Technologies Corp.	572	21,679
NewMarket Corp.	105	20,802
Olin Corp.	920	18,078
Hecla Mining Co.	3,170	16,579
Buckeye Technologies, Inc.	449	15,015
HB Fuller Co.	576	13,311
Balchem Corp.	326	13,216
Innophos Holdings, Inc.	266	12,917
Eagle Materials, Inc.	496	12,727
Chemtura Corp.*	1,098	12,451
Stillwater Mining Co.*	1,178	12,322
Minerals Technologies, Inc.	217	12,267
PolyOne Corp.	1,061	12,255
Louisiana-Pacific Corp.*	1,496	12,073
Thompson Creek Metals Company, Inc.*	1,721	11,978
Schweitzer-Mauduit International, Inc.	177	11,763
Worthington Industries, Inc.	661	10,827
Calgon Carbon Corp.*	660	10,369
Clearwater Paper Corp.*	267	9,508
Globe Specialty Metals, Inc.	706	9,453
Boise, Inc.	1,200	8,544
RTI International Metals, Inc.*	355	8,240
Kaiser Aluminum Corp.	179	8,213
Texas Industries, Inc.	265	8,157
Deltic Timber Corp.	134	8,092
OM Group, Inc.*	350	7,836
Koppers Holdings, Inc.	228	7,834
Haynes International, Inc.	143	7,808
Graphic Packaging Holding Co.*	1,806	7,694
Georgia Gulf Corp.*	393	7,660
Innospec, Inc.*	271	7,607
PH Glatfelter Co.	530	7,484
A. Schulman, Inc.	353	7,477
AMCOL International Corp.	270	7,249
Kraton Performance Polymers, Inc.*	353	7,166
Stepan Co.	88	7,054
KapStone Paper and Packaging Corp.*	445	7,004
Gold Resource Corp.	315	6,694
Jaguar Mining, Inc.*	970	6,189
LSB Industries, Inc.*	220	6,167
Tredegar Corp.	268	5,952
Flotek Industries, Inc.*	572	5,697
Materion Corp.*	227	5,512
Quaker Chemical Corp.	140	5,445
Century Aluminum Co.*	583	4,961

78 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Golden Star Resources Ltd.*	2,913	$4,806
Ferro Corp.*	966	4,724
Wausau Paper Corp.	569	4,700
Horsehead Holding Corp.*	488	4,397
Myers Industries, Inc.	355	4,381
US Gold Corp.*	1,193	4,008
Neenah Paper, Inc.	174	3,884
Zep, Inc.	265	3,705
Hawkins, Inc.	99	3,649
American Vanguard Corp.	269	3,588
Universal Stainless & Alloy*	94	3,512
TPC Group, Inc.*	145	3,383
Paramount Gold and Silver Corp.*	1,316	2,816
FutureFuel Corp.	218	2,708
Vista Gold Corp.*	796	2,444
Zoltek Companies, Inc.*	313	2,385
General Moly, Inc.*	752	2,324
Omnova Solutions, Inc.*	503	2,319
Olympic Steel, Inc.	98	2,285
Noranda Aluminum Holding Corp.	264	2,178
Midway Gold Corp.*	968	2,042
Golden Minerals Co.*	316	1,836
AM Castle & Co.*	190	1,797
SunCoke Energy, Inc.*	154	1,725
Landec Corp.*	308	1,700
Spartech Corp.*	350	1,655
United States Lime & Minerals, Inc.*	27	1,623
KMG Chemicals, Inc.	93	1,606
Headwaters, Inc.*	708	1,572
Metals USA Holdings Corp.*	138	1,553
Senomyx, Inc.*	442	1,538
AEP Industries, Inc.*	52	1,464
Revett Minerals, Inc.*	280	1,322
Chase Corp.	86	1,195
US Energy Corp.*	270	786
Handy & Harman Ltd.*	69	683
Verso Paper Corp.*	185	178

Total Materials		564,275

UTILITIES - 1.3%
Piedmont Natural Gas Company, Inc.	808	27,456
Cleco Corp.	700	26,670
WGL Holdings, Inc.	578	25,559
IDACORP, Inc.	568	24,089
New Jersey Resources Corp.	486	23,911
Southwest Gas Corp.	527	22,392
Portland General Electric Co.	843	21,319
UIL Holdings Corp.	576	20,373
South Jersey Industries, Inc.	350	19,883
PNM Resources, Inc.	971	17,701
Avista Corp.	661	17,021
El Paso Electric Co.	483	16,731
Unisource Energy Corp.	433	15,986
Allete, Inc.	361	15,155
Black Hills Corp.	449	15,077
Northwest Natural Gas Co.	313	15,002
NorthWestern Corp.	403	14,423
Atlantic Power Corp.	915	13,085
MGE Energy, Inc.	263	12,301
Laclede Group, Inc.	262	10,603
CH Energy Group, Inc.	180	10,508
Empire District Electric Co.	490	10,334
Otter Tail Corp.	403	8,874
California Water Service Group	483	8,820
American States Water Co.	218	7,608
Central Vermont Public Service Corp.	174	6,107
Chesapeake Utilities Corp.	106	4,595
SJW Corp.	189	4,468
Ormat Technologies, Inc.	222	4,003
Unitil Corp.	130	3,689
Middlesex Water Co.	180	3,359
Dynegy, Inc.*	1,156	3,202
Connecticut Water Service, Inc.	97	2,632
York Water Co.	147	2,593
Artesian Resources Corp. — Class A	86	1,619
Consolidated Water Company Ltd.	172	1,476
Pennichuck Corp.	50	1,441
Genie Energy Ltd. — Class B	174	1,380
Cadiz, Inc.*	134	1,290

Total Utilities		462,735

CONSUMER STAPLES - 1.3%
Nu Skin Enterprises, Inc. — Class A	616	29,919
TreeHouse Foods, Inc.*	400	26,152
Ruddick Corp.	575	24,518
Casey’s General Stores, Inc.	439	22,613
United Natural Foods, Inc.*	547	21,885
Darling International, Inc.*	1,313	17,450
Pricesmart, Inc.	217	15,101
Lancaster Colony Corp.	214	14,839
Hain Celestial Group, Inc.*	402	14,737
Sanderson Farms, Inc.	259	12,984
B&G Foods, Inc.	538	12,950
Fresh Market, Inc.*	318	12,688
Universal Corp.	263	12,087
Snyders-Lance, Inc.	533	11,992
Fresh Del Monte Produce, Inc.	406	10,154
Elizabeth Arden, Inc.*	273	10,112
Andersons, Inc.	221	9,649
Vector Group Ltd.	539	9,573
Boston Beer Company, Inc. — Class A*	88	9,553
J&J Snack Foods Corp.	179	9,537
Rite Aid Corp.*	6,656	8,387
Diamond Foods, Inc.	250	8,067
WD-40 Co.	180	7,274
Heckmann Corp.*	1,053	7,002
Prestige Brands Holdings, Inc.*	580	6,537
Tootsie Roll Industries, Inc.	271	6,415

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	SHARES	VALUE
Cal-Maine Foods, Inc.	173	$6,327
Winn-Dixie Stores, Inc.*	625	5,862
Weis Markets, Inc.	140	5,592
Spectrum Brands Holdings, Inc.*	190	5,206
Spartan Stores, Inc.	258	4,773
Central Garden and Pet Co. — Class A*	538	4,476
Chiquita Brands International, Inc.*	518	4,320
Nash Finch Co.	136	3,982
Central European Distribution Corp.*	826	3,614
Smart Balance, Inc.*	671	3,597
Dole Food Company, Inc.*	402	3,477
Calavo Growers, Inc.	132	3,390
Pilgrim’s Pride Corp.*	570	3,283
Pantry, Inc.*	271	3,244
Coca-Cola Bottling Company Consolidated	48	2,810
Inter Parfums, Inc.	177	2,754
USANA Health Sciences, Inc.*	88	2,673
Alliance One International, Inc.*	976	2,655
Village Super Market, Inc. — Class A	93	2,646
Star Scientific, Inc.*	1,203	2,623
Seneca Foods Corp. — Class A*	100	2,582
Ingles Markets, Inc. — Class A	146	2,199
National Beverage Corp.*	134	2,153
Medifast, Inc.*	155	2,127
Chefs’ Warehouse, Inc.*	116	2,072
Susser Holdings Corp.*	88	1,991
Nature’s Sunshine Products, Inc.*	127	1,971
Revlon, Inc. — Class A*	128	1,903
Omega Protein Corp.*	222	1,583
Limoneira Co.	87	1,471
Schiff Nutrition International, Inc.*	137	1,466
Oil-Dri Corporation of America	57	1,154
Nutraceutical International Corp.*	101	1,143
Female Health Co.	220	992
Synutra International, Inc.*	190	961
Arden Group, Inc. — Class A	10	900
Craft Brewers Alliance, Inc.*	134	807
Griffin Land & Nurseries, Inc.	30	794
Alico, Inc.	38	736
MGP Ingredients, Inc.	135	680
Farmer Brothers Co.	84	642
Primo Water Corp.*	185	562
Imperial Sugar Co.	142	507
Lifeway Foods, Inc.*	50	482
Harbinger Group, Inc.*	106	425

Total Consumer Staples		461,782

TELECOMMUNICATION SERVICES - 0.2%
AboveNet, Inc.*	270	17,553
Cogent Communications Group, Inc.*	537	9,070
Cincinnati Bell, Inc.*	2,244	6,799
Leap Wireless International, Inc.*	713	6,624
Consolidated Communications Holdings, Inc.	318	6,058
Premiere Global Services, Inc.*	590	4,997
General Communication, Inc. — Class A*	486	4,758
Atlantic Tele-Network, Inc.	109	4,256
Vonage Holdings Corp.*	1,579	3,869
Neutral Tandem, Inc.*	355	3,795
Iridium Communications, Inc.*	491	3,786
NTELOS Holdings Corp.	176	3,587
USA Mobility, Inc.	255	3,537
Shenandoah Telecommunications Co.	268	2,809
Lumos Networks Corp.	176	2,700
Cbeyond, Inc.*	318	2,547
8x8, Inc.*	707	2,241
SureWest Communications	174	2,093
HickoryTech Corp.	174	1,928
IDT Corp. — Class B	174	1,632
Alaska Communications Systems Group, Inc.	525	1,580
inContact, Inc.*	350	1,550
Fairpoint Communications, Inc.*	257	1,113
Towerstream Corp.*	482	1,012
Globalstar, Inc.*	1,144	618
Boingo Wireless, Inc.*	69	593

Total Telecommunication Services		101,105

Total Common Stocks (Cost $9,959,873)		12,627,417

WARRANTS†† - 0.0%
Magnum Hunter Resources Corp. $10.50, 8/16/13*	47	—

Total Warrants (Cost $—)		—

80 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2011

RUSSELL 2000® 2x STRATEGY FUND

	FACE AMOUNT	VALUE
CORPORATE BONDS†† - 0.0%
FINANCIALS - 0.0%
GAMCO Investors, Inc. 0.00% due 12/31/15	$200	$132

Total Corporate Bonds (Cost $— )		132

REPURCHASE AGREEMENTS††,[1] - 53.8%
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	16,332,840	16,332,840
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12[2]	2,469,895	2,469,895

Total Repurchase Agreements (Cost $18,802,735)		18,802,735

Total Investments - 89.9% (Cost $28,762,608)		$31,430,284

Cash & Other Assets Less Liabilities, - 10.1%		3,533,233

Total Net Assets - 100.0%		$34,963,517

	CONTRACTS	UNREALIZED GAIN (LOSS)
FUTURES CONTRACTS PURCHASED†
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $16,569,000)	225	$381,774

	UNITS
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2012 Russell 2000 Index Swap, Terminating 01/27/12[3] (Notional Value $12,206,435)	16,475	$3,102
Morgan Stanley Capital Services, Inc. January 2012 Russell 2000 Index Swap, Terminating 01/30/12[3] (Notional Value $2,139,702)	2,888	2,589
Credit Suisse Capital, LLC January 2012 Russell 2000 Index Swap, Terminating 01/31/12[3] (Notional Value $10,870,794)	14,672	(37,450)
Barclays Bank plc January 2012 Russell 2000 Index Swap, Terminating 01/31/12[3] (Notional Value $15,448,735)	20,851	(83,948)

(Total Notional Value $40,665,666)		$(115,707)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2011.
[3]	Total Return based on Russell 2000® Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 81

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS:
Investments, at value (cost $9,959,873)	$12,627,549
Repurchase agreements, at value (cost $18,802,735)	18,802,735

Total investments (cost $28,762,608)	31,430,284
Segregated cash with broker	2,362,073
Unrealized appreciation on swap agreements	5,691
Receivables:
Fund shares sold	9,328,213
Dividends	20,035
Securities sold	2,043

Total assets	43,148,339

LIABILITIES:
Unrealized depreciation on swap agreements	121,398
Payable for:
Fund shares redeemed	7,817,719
Variation margin	140,590
Management fees	26,989
Swap settlement	13,177
Distribution and service fees	8,865
Transfer agent and administrative fees	7,497
Portfolio accounting fees	4,498
Miscellaneous	44,089

Total liabilities	8,184,822

NET ASSETS	$34,963,517

NET ASSETS CONSIST OF:
Paid in capital	$59,841,085
Accumulated net investment loss	(3,128)
Accumulated net realized loss on investments	(27,808,183)
Net unrealized appreciation on investments	2,933,743

NET ASSETS	$34,963,517

A-CLASS:
Net assets	$3,355,990
Capital shares outstanding	24,788
Net asset value per share	$135.39

Maximum offering price per share (Net asset value divided by 95.25%)	$142.14

C-CLASS:
Net assets	$1,301,121
Capital shares outstanding	10,033
Net asset value per share	$129.68

H-CLASS:
Net assets	$30,306,406
Capital shares outstanding	223,983
Net asset value per share	$135.31

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $43)	$152,365
Interest	13,993

Total investment income	166,358

EXPENSES:
Management fees	383,968
Transfer agent and administrative fees	106,658
Distribution and service fees:
A-Class	8,192
C-Class	21,519
H-Class	93,086
Portfolio accounting fees	63,995
Registration fees	77,278
Custodian fees	10,432
Trustees’ fees*	4,159
Miscellaneous	75,697

Total expenses	844,984

Net investment loss	(678,626)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,028,650
Swap agreements	(11,766,088)
Futures contracts	2,002,985
Foreign currency	(14)

Net realized loss	(7,734,467)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,438,490)
Swap agreements	455,603
Futures contracts	362,926

Net change in unrealized appreciation (depreciation)	(1,619,961)

Net realized and unrealized loss	(9,354,428)

Net decrease in net assets resulting from operations	$(10,033,054)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

82 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(678,626)	$(489,793)
Net realized gain (loss) on investments and foreign currency	(7,734,467)	15,496,649
Net change in unrealized appreciation (depreciation) on investments	(1,619,961)	(2,234,772)

Net increase (decrease) in net assets resulting from operations	(10,033,054)	12,772,084

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	10,074,129	8,921,791
C-Class	156,272,513	119,140,084
H-Class	1,891,218,731	1,498,768,802
Cost of shares redeemed
A-Class	(8,604,460)	(8,383,748)
C-Class	(156,531,878)	(121,055,801)
H-Class	(1,892,269,714)	(1,492,142,707)

Net increase from capital share transactions	159,321	5,248,421

Net increase (decrease) in net assets	(9,873,733)	18,020,505

NET ASSETS:
Beginning of period	44,837,250	26,816,745

End of period	$34,963,517	$44,837,250

Accumulated net investment loss at end of period	$(3,128)	$(3,905)

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	63,400	67,956
C-Class	1,054,439	971,823
H-Class	12,335,564	11,785,656
Shares redeemed
A-Class	(57,437)	(65,778)
C-Class	(1,056,059)	(988,424)
H-Class	(12,346,693)	(11,742,576)

Net increase (decrease) in shares	(6,786)	28,657

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 83

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]	Year Ended December 31, 2007[c]
Per Share Data
Net asset value, beginning of period	$169.09	$113.55	$80.46	$239.10	$279.90

Income (loss) from investment operations:
Net investment income (loss)[a]	(2.46)	(1.49)	(.83)	(.10)	3.90
Net gain (loss) on investments (realized and unrealized)	(31.24)	57.03	33.92	(158.44)	(43.00)

Total from investment operations	(33.70)	55.54	33.09	(158.44)	(39.10)

Less distributions from:
Net investment income	—	—	—	—	(.30)
Net realized gains	—	—	—	—	(1.40)
Return of capital	—	—	—	(.10)	—

Total distributions	—	—	—	(.10)	(1.70)

Net asset value, end of period	$135.39	$169.09	$113.55	$80.46	$239.10

Total Return[b]	(19.93%)	48.89%	41.13%	(66.27%)	(14.00%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,356	$3,183	$1,890	$893	$588

Ratios to average net assets:
Net investment income (loss)	(1.52%)	(1.16%)	(1.00%)	(0.05%)	1.41%
Total expenses	1.94%	1.80%	1.87%	1.75%	1.71%

Portfolio turnover rate	150%	148%	335%	631%	833%

C-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]	Year Ended December 31, 2007[c]
Per Share Data
Net asset value, beginning of period	$163.02	$110.27	$78.83	$236.20	$278.50

Income (loss) from investment operations:
Net investment income (loss)[a]	(3.51)	(2.28)	(1.32)	(1.20)	1.70
Net gain (loss) on investments (realized and unrealized)	(29.83)	55.03	32.76	(156.07)	(42.30)

Total from investment operations	(33.34)	52.75	31.44	(157.27)	(40.60)

Less distributions from:
Net investment income	—	—	—	—	(.30)
Net realized gains	—	—	—	—	(1.40)
Return of capital	—	—	—	(.10)	—

Total distributions	—	—	—	(.10)	(1.70)

Net asset value, end of period	$129.68	$163.02	$110.27	$78.83	$236.20

Total Return[b]	(20.45%)	47.82%	39.88%	(66.58%)	(14.61%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,301	$1,900	$3,116	$1,446	$1,938

Ratios to average net assets:
Net investment income (loss)	(2.28%)	(1.91%)	(1.77%)	(0.78%)	0.62%
Total expenses	2.69%	2.56%	2.63%	2.50%	2.45%

Portfolio turnover rate	150%	148%	335%	631%	833%

84 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]	Year Ended December 31, 2007[c]
Per Share Data
Net asset value, beginning of period	$169.09	$113.58	$80.37	$239.40	$280.00

Income (loss) from investment operations:
Net investment income (loss)[a]	(2.48)	(1.57)	(.81)	.04	3.60
Net gain (loss) on investments (realized and unrealized)	(31.30)	57.08	34.02	(158.97)	(42.50)

Total from investment operations	(33.78)	55.51	33.21	(158.93)	(38.90)

Less distributions from:
Net investment income	—	—	—	—	(.30)
Net realized gains	—	—	—	—	(1.40)
Return of capital	—	—	—	(.10)	—

Total distributions	—	—	—	(.10)	(1.70)

Net asset value, end of period	$135.31	$169.09	$113.58	$80.37	$239.40

Total Return[b]	(19.98%)	48.86%	41.32%	(66.35%)	(13.92%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,306	$39,755	$21,811	$26,162	$58,141

Ratios to average net assets:
Net investment income (loss)	(1.56%)	(1.20%)	(1.00%)	0.03%	1.28%
Total expenses	1.94%	1.81%	1.84%	1.75%	1.70%

Portfolio turnover rate	150%	148%	335%	631%	833%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]

Per share amounts for the years ended December 31, 2007 – December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 85

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2011

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the year ended December 31, 2011, Inverse Russell 2000® Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index*. Inverse Russell 2000® 2x Strategy Fund H-Class returned -23.56%, while the Russell 2000 Index returned -4.18% over the same time period.

The biggest performance contributors of the index with respect to sectors for the period were Utilities and Health Care. Information Technology and Consumer Discretionary detracted from index performance for the year.

HealthSpring Inc., Pharmasset Inc. and NetLogic Microsystems Inc. were the largest contributors to performance of the index for the year. Hecla Mining Co., MF Global Holdings Ltd. and Meritor Inc. detracted from performance for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

*	Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe.

Performance displayed represents past performance which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

86 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

INVERSE RUSSELL 2000® 2x STRATEGY FUND

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/11

	1 Year	5 Year	Since Inception (05/31/06)
A-Class Shares	-23.57%	-27.47%	-27.50%
A-Class Shares with sales charge†	-27.24%	-28.17%	-28.13%
C-Class Shares	-24.07%	-28.00%	-28.04%
C-Class Shares with CDSC‡	-24.83%	-28.00%	-28.04%
H-Class Shares	-23.56%	-27.53%	-27.56%
Russell 2000® Index	-4.18%	0.15%	1.87%

The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

*

The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000® Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS	December 31, 2011

INVERSE RUSSELL 2000® 2x STRATEGY FUND

	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS††,1 - 61.1%
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	$11,383,816	$11,383,816
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12[2]	5,265,462	5,265,462

Total Repurchase Agreements (Cost $16,649,278)		16,649,278

Total Investments - 61.1% (Cost $16,649,278)		$16,649,278

Cash & Other Assets, Less Liabilities - 38.9%		10,591,173

Total Net Assets - 100.0%		$27,240,451

	CONTRACTS	UNREALIZED GAIN
FUTURES CONTRACTS SOLD SHORT†
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $11,929,680)	162	$35,187

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2012 Russell 2000 Index Swap, Terminating 01/27/12[3] (Notional Value $18,397,887)	24,831	$206,513
Credit Suisse Capital, LLC January 2012 Russell 2000 Index Swap, Terminating 01/31/12[3] (Notional Value $13,837,770)	18,676	75,501
Morgan Stanley Capital Services, Inc. January 2012 Russell 2000 Index Swap, Terminating 01/30/12[3] (Notional Value $6,567,460)	8,864	21,721
Barclays Bank plc
January 2012 Russell 2000 Index Swap, Terminating 01/31/12[3] (Notional Value $3,669,029)	4,952	20,121

(Total Notional Value $42,472,146)		$323,856

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2011.
[3]	Total Return based on Russell 2000® Index +/- financing at a variable rate.

plc — Public Limited Company

88 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS:
Repurchase agreements, at value (cost $16,649,278)	$16,649,278
Segregated cash with broker	4,479,726
Unrealized appreciation on swap agreements	323,856
Receivables:
Fund shares sold	9,000,614
Variation margin	34,395

Total assets	30,487,869

LIABILITIES:
Payable for:
Fund shares redeemed	3,137,406
Swap settlement	52,224
Management fees	21,945
Distribution and service fees	7,555
Transfer agent and administrative fees	6,096
Portfolio accounting fees	3,657
Miscellaneous	18,535

Total liabilities	3,247,418

NET ASSETS	$27,240,451

NET ASSETS CONSIST OF:
Paid in capital	$126,733,516
Undistributed net investment income	—
Accumulated net realized loss on investments	(99,852,108)
Net unrealized appreciation on investments	359,043

NET ASSETS	$27,240,451

A-CLASS:
Net assets	$836,541
Capital shares outstanding	37,374
Net asset value per share	$22.38

Maximum offering price per share (Net asset value divided by 95.25%)	$23.50

C-CLASS:
Net assets	$2,885,780
Capital shares outstanding	135,734
Net asset value per share	$21.26

H-CLASS:
Net assets	$23,518,130
Capital shares outstanding	1,056,384
Net asset value per share	$22.26

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME:
Interest	$13,698

Total investment income	13,698

EXPENSES:
Management fees	294,458
Transfer agent and administrative fees	81,794
Distribution and service fees:
A-Class	3,554
C-Class	25,919
H-Class	71,760
Portfolio accounting fees	49,076
Registration fees	50,229
Custodian fees	8,386
Trustees’ fees*	3,167
Miscellaneous	77,504

Total expenses	665,847

Net investment loss	(652,149)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Swap agreements	(7,336,756)
Futures contracts	(1,721,470)

Net realized loss	(9,058,226)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	(2,773)
Futures contracts	(36,814)

Net change in unrealized appreciation (depreciation)	(39,587)

Net realized and unrealized loss	(9,097,813)

Net decrease in net assets resulting from operations	$(9,749,962)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 89

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(652,149)	$(698,326)
Net realized loss on investments	(9,058,226)	(31,045,556)
Net change in unrealized appreciation (depreciation) on investments	(39,587)	1,440,112

Net decrease in net assets resulting from operations	(9,749,962)	(30,303,770)

CAPITAL SHARE TRANSACTIONS:
PROCEEDS FROM SALE OF SHARES
A-Class	9,866,313	7,593,021
C-Class	203,560,060	196,599,977
H-Class	1,799,938,174	1,399,359,086
COST OF SHARES REDEEMED
A-Class	(9,442,327)	(6,673,703)
C-Class	(203,307,012)	(192,619,146)
H-Class	(1,792,376,733)	(1,390,590,604)

Net increase from capital share transactions	8,238,475	13,668,631

Net decrease in net assets	(1,511,487)	(16,635,139)

NET ASSETS:
Beginning of year	28,751,938	45,387,077

End of year	$27,240,451	$28,751,938

Undistributed net investment income at end of year	$—	$—

Capital Share Activity:[1]
Shares sold
A-Class	347,749	157,199
C-Class	8,025,398	4,528,173
H-Class	67,615,839	31,765,086
Shares redeemed
A-Class	(339,425)	(151,884)
C-Class	(7,989,606)	(4,465,765)
H-Class	(67,421,219)	(31,624,523)

Net increase (decrease) in shares	238,736	208,286

[1]

The share activity for the year ended December 31, 2010 and the period January 1, 2011 through December 2, 2011 has been restated to reflect a 1:4 reverse share split effective December 2, 2011 — See Note 10.

90 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended December 31, 2011[d]	Year Ended December 31, 2010[d]	Year Ended December 31, 2009[d]	Year Ended December 31, 2008[d]	Year Ended December 31, 2007[d]
Per Share Data
Net asset value, beginning of period	$29.28	$58.36	$142.48	$161.36	$162.92

Income (loss) from investment operations:
Net investment income (loss)[a]	(.53)	(.72)	(1.64)	2.80	5.92
Net gain (loss) on investments (realized and unrealized)	(6.37)	(28.36)	(82.44)	45.64	(2.76)

Total from investment operations	(6.90)	(29.08)	(84.08)	48.44	3.16

Less distributions from:
Net investment income	—	—	—	(8.44)	(4.72)
Net realized gains	—	—	(.04)	(58.88)	—

Total distributions	—	—	(.04)	(67.32)	(4.72)

Net asset value, end of period	$22.38	$29.28	$58.36	$142.48	$161.36

Total Return[b]	(23.57%)	(49.83%)	(59.01%)	25.10%	2.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$837	$851	$1,385	$1,941	$40,656

Ratios to average net assets:
Net investment income (loss)	(1.95%)	(1.66%)	(1.70%)	1.50%	3.74%
Total expenses	1.99%	1.81%	1.83%	2.39%	2.06%
Operating expenses[c]	1.99%	1.81%	1.83%	1.78%	1.70%

Portfolio turnover rate	—	—	—	174%	109%

C-Class	Year Ended December 31, 2011[d]	Year Ended December 31, 2010[d]	Year Ended December 31, 2009[d]	Year Ended December 31, 2008[d]	Year Ended December 31, 2007[d]
Per Share Data
Net asset value, beginning of period	$28.00	$56.12	$137.96	$159.48	$162.16

Income (loss) from investment operations:
Net investment income (loss)[a]	(.68)	(.96)	(2.16)	(.64)	4.32
Net gain (loss) on investments (realized and unrealized)	(6.06)	(27.16)	(79.64)	46.44	(2.28)

Total from investment operations	(6.74)	(28.12)	(81.80)	45.80	2.04

Less distributions from:
Net investment income	—	—	—	(8.44)	(4.72)
Net realized gains	—	—	(.04)	(58.88)	—

Total distributions	—	—	(.04)	(67.32)	(4.72)

Net asset value, end of period	$21.26	$28.00	$56.12	$137.96	$159.48

Total Return[b]	(24.07%)	(50.11%)	(59.29%)	23.72%	1.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,886	$2,798	$2,107	$1,509	$3,852

Ratios to average net assets:
Net investment income (loss)	(2.65%)	(2.39%)	(2.44%)	(0.35%)	2.81%
Total expenses	2.73%	2.56%	2.59%	3.08%	2.66%
Operating expenses[c]	2.73%	2.56%	2.59%	2.51%	2.44%

Portfolio turnover rate	—	—	—	174%	109%

See Notes to Financial Statements.	THE RYDEX FUNDS ANNUAL REPORT | 91

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2011[d]	2010[d]	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$29.12	$58.08	$142.00	$161.48	$162.92

Income (loss) from investment operations:
Net investment income (loss)[a]	(.51)	(.72)	(1.52)	.76	5.60
Net gain (loss) on investments (realized and unrealized)	(6.35)	(28.24)	(82.36)	47.08	(2.32)

Total from investment operations	(6.86)	(28.96)	(83.88)	47.84	3.28

Less distributions from:
Net investment income	—	—	—	(8.44)	(4.72)
Net realized gains	—	—	(.04)	(58.88)	—

Total distributions	—	—	(.04)	(67.32)	(4.72)

Net asset value, end of period	$22.26	$29.12	$58.08	$142.00	$161.48

Total Return[b]	(23.56%)	(49.86%)	(59.07%)	24.71%	2.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,518	$25,103	$41,895	$38,460	$77,331

Ratios to average net assets:
Net investment income (loss)	(1.94%)	(1.66%)	(1.70%)	0.42%	3.60%
Total expenses	1.97%	1.81%	1.83%	2.32%	1.91%
Operating expenses[c]	1.97%	1.81%	1.83%	1.77%	1.71%

Portfolio turnover rate	—	—	—	174%	109%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[c]	Operating expenses exclude interest and dividend expense from securities sold short.
[d]

Per share amounts for years ended December 31, 2007 – December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect 1:4 share split effective December 2, 2011.

92 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares (no par value). The Trust offers three classes of shares, A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class Shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75% . A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase.

At December 31, 2011, the Trust consisted of eight separate funds: the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund (the “Funds”).

Rydex Investments (“RI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. RI, RFS and RDL are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the December 31, 2011, afternoon NAV.

B. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/ dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury benchmarks, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by RI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

THE RYDEX FUNDS ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (continued)

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategies, the Funds utilize a variety of derivative instruments, including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the

94 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays RI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.

RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the Financial Advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.

During the year ended December 31, 2011, RDL retained sales charges of $72,272 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of RI, RFS and RDL.

4. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE RYDEX FUNDS ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2011:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
S&P 500 2x Strategy Fund	$58,951,070	$89,879	$52,887,795	$—	$67	$111,928,811
Inverse S&P 500 2x Strategy Fund	—	84,897	80,053,039	618,406	—	80,756,342
NASDAQ-100® 2x Strategy Fund	108,608,473	640,406	18,121,929	—	1,664	127,372,472
Inverse NASDAQ-100® 2x Strategy Fund	—	23,925	48,955,401	357,905	—	49,337,231
Dow 2x Strategy Fund	17,662,710	332,422	13,896,727	—	—	31,891,859
Inverse Dow 2x Strategy Fund	—	4,455	11,186,668	141,211	—	11,332,334
Russell 2000® 2x Strategy Fund	12,627,417	381,774	18,802,867	5,691	—	31,817,749
Inverse Russell 2000® 2x Strategy Fund	—	35,187	16,649,278	323,856	—	17,008,321

Liabilities
S&P 500 2x Strategy Fund	$—	$—	$—	$637,075	$—	$637,075
NASDAQ-100® 2x Strategy Fund	—	—	—	488,100	—	488,100
Dow 2x Strategy Fund	—	—	—	161,519	—	161,519
Russell 2000® 2x Strategy Fund	—	—	—	121,398	—	121,398

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the year ended December 31, 2011, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2011:

Total
S&P 500® 2x Strategy Fund
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	(714)
Issuances	781

Ending Balance	$67

Total
NASDAQ-100® 2x Strategy Fund
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	(18,983)
Issuances	20,647

Ending Balance	$1,664

Total
Russell 2000® 2x Strategy Fund
Assets:
Beginning Balance	$70
Total realized gains or losses included in earnings	(289)
Total change in unrealized gains or losses included in earnings	863
Sales	(644)

Ending Balance	$—

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc. 0.00% Due 01/03/12			U.S. Treasury Notes
			0.25%-1.75%
	$127,398,034	$127,398,034	10/31/13 - 10/31/18	$127,186,200	$129,946,053
Credit Suisse Group 0.00% Due 01/03/12			U.S. Treasury Notes
			1.75%
	63,158,463	63,158,463	05/31/16	61,476,000	64,421,725

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

During the year ended December 31, 2011, the Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Fund	Approximate percentage of Fund’s net assets on a daily basis
S&P 500 2x Strategy Fund	170%
Inverse S&P 500 2x Strategy Fund	200%
NASDAQ-100® 2x Strategy Fund	120%
Inverse NASDAQ-100® 2x Strategy Fund	200%
Dow 2x Strategy Fund	150%
Inverse Dow 2x Strategy Fund	200%
Russell 2000® 2x Strategy Fund	165%
Inverse Russell 2000® 2x Strategy Fund	200%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at December 31, 2011:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at December 31, 2011
S&P 500 2x Strategy Fund	$89,879	$—	$89,879
Inverse S&P 500 2x Strategy Fund	84,897	618,406	703,303
NASDAQ-100® 2x Strategy Fund	640,406	—	640,406
Inverse NASDAQ-100® 2x Strategy Fund	23,925	357,905	381,830
Dow 2x Strategy Fund	332,422	—	332,422
Inverse Dow 2x Strategy Fund	4,455	141,211	145,666
Russell 2000® 2x Strategy Fund	381,774	5,691	387,465
Inverse Russell 2000® 2x Strategy Fund	35,187	323,856	359,043

THE RYDEX FUNDS ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (continued)

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at December 31, 2011
S&P 500 2x Strategy Fund	$—	$637,075	$637,075
Inverse S&P 500 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	—	488,100	488,100
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	—	161,519	161,519
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	—	121,398	121,398
Inverse Russell 2000® 2x Strategy Fund	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended December 31, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts and swap agreements Net change in unrealized appreciation (depreciation) on futures contracts and swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the year ended December 31, 2011:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500 2x Strategy Fund	$2,532,481	$(16,777,685)	$(14,245,204)
Inverse S&P 500 2x Strategy Fund	(7,470,059)	(16,911,180)	(24,381,239)
NASDAQ-100® 2x Strategy Fund	(3,842,429)	(13,775,420)	(17,617,849)
Inverse NASDAQ-100® 2x Strategy Fund	(1,737,356)	(14,300,898)	(16,038,254)
Dow 2x Strategy Fund	1,833,466	550,484	2,383,950
Inverse Dow 2x Strategy Fund	1,219,009	(3,112,941)	(1,893,932)
Russell 2000® 2x Strategy Fund	2,002,985	(11,766,088)	(9,763,103)
Inverse Russell 2000® 2x Strategy Fund	(1,721,470)	(7,336,756)	(9,058,226)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500 2x Strategy Fund	$(402,507)	$(660,402)	$(1,062,909)
Inverse S&P 500 2x Strategy Fund	112,518	687,802	800,320
NASDAQ-100® 2x Strategy Fund	76,823	696,868	773,691
Inverse NASDAQ-100® 2x Strategy Fund	(31,443)	(210,052)	(241,495)
Dow 2x Strategy Fund	293,046	(226,865)	66,181
Inverse Dow 2x Strategy Fund	4,589	240,519	245,108
Russell 2000® 2x Strategy Fund	362,926	455,603	818,529
Inverse Russell 2000® 2x Strategy Fund	(36,814)	(2,773)	(39,587)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

98 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2008-2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more permanent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

For the year ended December 31, 2011, the following capital loss carryforward amounts expired, were used, or were permanently lost due to loss limitation rules in Section 382 of the Internal Revenue Code:

Fund	Amount
S&P 500 2x Strategy Fund	$2,914,200
NASDAQ-100® 2x Strategy Fund	15,838,299
Dow 2x Strategy Fund	11,365,570

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
S&P 500 2x Strategy Fund	$—	$—	$—
Inverse S&P 500 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	5,957	—	5,957
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	—

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
S&P 500 2x Strategy Fund	$—	$—	$—
Inverse S&P 500 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	—

THE RYDEX FUNDS ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributable earnings/(accumulated losses) at December 31, 2011 was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Capital Loss Carryforward[1]
S&P 500 2x Strategy Fund	$—	$—	$3,208,286	$(72,260,423)
Inverse S&P 500 2x Strategy Fund	—	—	631,359	(539,491,157)
NASDAQ-100® 2x Strategy Fund	—	—	41,228,366	(128,712,133)
Inverse NASDAQ-100® 2x Strategy Fund	—	—	361,490	(444,525,303)
Dow 2x Strategy Fund	—	—	400,603	(20,186,588)
Inverse Dow 2x Strategy Fund	—	—	141,211	(50,700,695)
Russell 2000® 2x Strategy Fund	—	—	1,164,003	(22,614,657)
Inverse Russell 2000® 2x Strategy Fund	—	—	323,856	(97,708,709)

Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

[1]	A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

Fund	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Unlimited		Total Capital Loss
	2012	2013	2014	2015	2016	2017	2018	Short Term	Long Term	Carryforward
S&P 500 2x Strategy Fund	$—	$—	$—	$—	$(72,260,423)	$—	$—	$—	$—	$(72,260,423)
Inverse S&P 500 2x Strategy Fund	(128,415,799)	(58,089,386)	(104,028,982)	(22,695,519)	—	(68,859,274)	(116,286,366)	(34,874,541)	(6,241,290)	(539,491,157)
NASDAQ-100® 2x Strategy Fund	—	—	—	—	(128,712,133)	—	—	—	—	(128,712,133)
Inverse NASDAQ-100® 2x Strategy Fund	(27,288,987)	(38,003,206)	(95,162,970)	(111,374,734)	—	(100,324,296)	(50,483,391)	(20,643,651)	(1,244,068)	(444,525,303)
Dow 2x Strategy Fund	—	—	—	—	(12,468,141)	(7,718,447)	—	—	—	(20,186,588)
Inverse Dow 2x Strategy Fund	—	—	—	—	—	(25,983,806)	(19,579,661)	(5,137,228)	—	(50,700,695)
Russell 2000® 2x Strategy Fund	—	—	—	—	(15,158,856)	(1,851,885)	—	(5,603,916)	—	(22,614,657)
Inverse Russell 2000® 2x Strategy Fund	—	—	—	—	—	(53,655,098)	(28,383,576)	(13,738,730)	(1,931,305)	(97,708,709)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses, and the “mark-to-market” of certain passive foreign investment companies (PFICs) for tax purposes. Additional differences may result from the tax treatment of net investment losses and expired capital loss carryforwards. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

On the Statements of Assets and Liabilities, the following reclassifications were made for permanent book/tax differences:

Fund	Paid In Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain (Loss)
S&P 500 2x Strategy Fund	$316,801	$1,102,554	$(1,419,355)
Inverse S&P 500 2x Strategy Fund	(2,670,580)	2,670,580	—
NASDAQ-100® 2x Strategy Fund	(2,753,994)	2,753,994	—
Inverse NASDAQ-100® 2x Strategy Fund	(1,094,997)	1,094,996	1
Dow 2x Strategy Fund	(183,885)	183,885	—
Inverse Dow 2x Strategy Fund	(648,627)	648,627	—
Russell 2000® 2x Strategy Fund	(690,237)	679,403	10,834
Inverse Russell 2000® 2x Strategy Fund	(652,149)	652,149	—

100 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
S&P 500 2x Strategy Fund	$107,993,571	$4,934,408	$(1,089,047)	$3,845,361
Inverse S&P 500 2x Strategy Fund	80,040,085	12,954	—	12,954
NASDAQ-100® 2x Strategy Fund	85,015,600	43,736,020	(2,019,554)	41,716,466
Inverse NASDAQ-100® 2x Strategy Fund	48,951,816	3,585	—	3,585
Dow 2x Strategy Fund	30,997,315	566,952	(4,830)	562,122
Inverse Dow 2x Strategy Fund	11,186,668	—	—	—
Russell 2000® 2x Strategy Fund	30,150,574	1,846,197	(566,487)	1,279,710
Inverse Russell 2000® 2x Strategy Fund	16,649,278	—	—	—

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2011, the following amounts of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until January 1, 2012:

Fund	Capital
S&P 500 2x Strategy Fund	$6,599,127
Inverse S&P 500 2x Strategy Fund	5,893,112
NASDAQ-100® 2x Strategy Fund	12,555,283
Dow 2x Strategy Fund	2,251,306
Inverse Dow 2x Strategy Fund	1,599,850
Russell 2000® 2x Strategy Fund	3,426,914
Inverse Russell 2000® 2x Strategy Fund	2,108,212

8. Securities Transactions

For the year ended December 31, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were:

	Purchases	Sales
S&P 500 2x Strategy Fund	$229,247,871	$252,681,161
Inverse S&P 500 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	245,185,435	312,438,479
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	918,791,502	920,892,628
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	20,292,036	18,797,424
Inverse Russell 2000® 2x Strategy Fund	—	—

9. Line of Credit

The Trust, along with other affiliated trusts, has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the year ended December 31, 2011. At December 31, 2011, the Funds did not have any borrowings under this agreement, which expires on June 15, 2012, but the following table illustrates average daily balances borrowed:

Fund	Average Daily Balance
S&P 500 2x Strategy Fund	$296,460
Inverse S&P 500 2x Strategy Fund	2,133,123
NASDAQ-100® 2x Strategy Fund	330,167
Inverse NASDAQ-100® 2x Strategy Fund	18,562
Dow 2x Strategy Fund	71,781
Russell 2000® 2x Strategy Fund	1,638

THE RYDEX FUNDS ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (concluded)

10. Reverse Share Splits

Effective December 2, 2011, Inverse NASDAQ-100® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund underwent a 1:4 reverse share split. The effect of this transaction was to divide the number of outstanding shares of the Fund by 4, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the two years in the period then ended, and the per share data in the financial highlights for each of the years in the five-year period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

11. Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Dynamic Funds when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex Dynamic Funds also has been named as a defendant in one or more of these suits. These cases have been consolidated in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court or of the Bankruptcy Court.

None of these lawsuits allege any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

102 | THE RYDEX FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders

of Rydex Dynamic Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Rydex Dynamic Funds (comprising, respectively, S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund) (the “Funds”) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2007 were audited by other auditors, whose report dated February 26, 2008 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rydex Dynamic Funds, at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia

February 28, 2012

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. The proxy statement is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds approved a new investment advisory agreement between Rydex Dynamic Funds and Security Investors. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
S&P 500 2X Strategy Fund	1,941,937	34,650	17,325
Inverse S&P 500 2x Strategy Fund	5,982,215	265,880	197,434
NASDAQ-100® 2X Strategy Fund	693,291	25,911	27,594
Inverse NASDAQ-100® 2x Strategy Fund	6,544,549	172,529	160,833
Dow 2x Strategy Fund	945,533	14,673	32,639
Inverse Dow 2x Strategy Fund	569,175	19,770	25,438
Russell 2000® 2x Strategy Fund	162,623	4,524	1,877
Inverse Russell 2000® 2x Strategy Fund	3,231,919	217,603	155,008

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Trust also approved the election of nominees to the Board of Trustees. A description of the number of shares voted is as follows:

Donald C. Cacciapaglia		Corey A. Colehour		J. Kenneth Dalton
For	27,633,666	For	27,641,923	For	27,578,207
Withhold	2,024,848	Withhold	2,016,591	Withhold	2,080,307
Total	29,658,514	Total	29,658,514	Total	29,658,514

John O. Demaret		Richard M. Goldman		Werner E. Keller
For	27,602,579	For	27,604,342	For	27,622,056
Withhold	2,055,935	Withhold	2,054,172	Withhold	2,036,458
Total	29,658,514	Total	29,658,514	Total	29,658,514

Thomas F. Lydon		Patrick T. McCarville		Roger Somers
For	27,608,246	For	27,614,743	For	27,697,041
Withhold	2,050,268	Withhold	2,043,771	Withhold	1,961,473
Total	29,658,514	Total	29,658,514	Total	29,658,514

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds also voted on whether to approve a “manager of managers” arrangement for each of the Funds. Although shareholder votes were placed, not enough votes were received to meet the minimum requirements to constitute a majority vote. As such the matter was closed.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

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OTHER INFORMATION (Unaudited) (continued)

Office Locations

The offices of Guggenheim Investments can be found in the following locations

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Funds’ investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals.

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees. The parties expect the Transaction to be completed in early 2012. However, it is subject to various conditions, and could be delayed or even terminated due to unforeseen circumstances.

In anticipation of the Transaction, the Board of Trustees of the Funds (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Funds of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Funds and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Funds’ current investment management agreement with the Investment Manager (the “Current Agreement”). The Funds’ shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution, and the New Agreement will take effect if the Transaction is completed.

Election of Board Members

The Board also approved a proposal to elect nine individuals to the Board. The Board proposed the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Board believes that expanding the Board to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other board in the Guggenheim Investments family of funds, would be appropriate. The Trusts’ shareholders ultimately approved the aforementioned proposal.

Board Considerations in Approving the Investment Advisory Agreements

At an in-person meeting of the Trust’s Board of Trustees held August 16-17, 2011, called for the purpose of, among other things, voting on the approval of investment advisory agreements applicable to the series of the Trust (collectively, the “Funds”), the Trust’s Board of Trustees, including the independent Trustees, unanimously approved the investment advisory agreement between the Trust and Security Investors, LLC (referred to herein as the “Adviser”).

At the meeting of August 16-17, 2011, the Trust’s Board of Trustees also considered new investment advisory agreements that were required as a result of a proposed change in the corporate ownership structure of the Adviser (the “Transaction”). The Investment Company Act of 1940 (the “1940 Act”), the law that regulates mutual funds, including the Funds, requires that a fund’s investment advisory agreement terminate whenever there is deemed to be a “change in control” of the investment adviser. The change in the corporate ownership structure of the Adviser could potentially be deemed to constitute a “change in control” (as this term is used for regulatory purposes) of the Adviser. Before an

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OTHER INFORMATION (Unaudited) (continued)

investment advisory agreement terminates, a new investment advisory agreement must be in effect in order for the investment adviser to continue to manage the fund’s investments. For that reason, the Board of Trustees was asked to approve new investment advisory agreements for the Funds.

At the meeting of August 16-17, 2011, the Board considered the new investment advisory agreement, pursuant to which, subject to its approval by each Fund’s shareholders, the Adviser would continue to serve each Fund as investment adviser after the completion of the Transaction. At a special meeting of the Board held on September 14, 2011, the Board considered further information about the Transaction and voted in favor of the new investment advisory agreement.

In reaching the conclusion to approve the investment advisory agreement, the Trustees requested and obtained from the Adviser such information as the Trustees deemed reasonably necessary to evaluate the proposed agreement. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.

Prior to the Board meetings in August and September 2011, representatives of Guggenheim Capital informed the Board of the Transaction. With respect to the Transaction, the Board reviewed materials received from Guggenheim Capital, including information relating to the terms of the Transaction. The Board also reviewed information regarding Guggenheim Capital, including, but not limited to: (a) certain representations concerning Guggenheim Capital’s financial condition, (b) information regarding the new proposed ownership structure and its possible effect on shareholders, (c) information regarding the consideration to be paid by Guggenheim Capital, and (d) potential conflicts of interest.

In considering the new investment advisory agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of their shareholders. The Board, including the independent Trustees, unanimously approved the new agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the current investment advisory agreement at the Board meeting of August 16-17, 2011. The Trustees noted that, at the meeting, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable mutual funds. They also considered the evolution of the Rydex|SGI family of funds and the Adviser since the change in control of the Investment Adviser in 2010 and Guggenheim Capital’s commitment to the success of the Adviser and the Funds.

In addition, as a part of their required consideration of the renewal of the current investment advisory agreement at the meeting of August 16-17, 2011, the Trustees, including the independent Trustees, had evaluated a number of considerations, including among others: (a) the quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies on and compliance procedures for personal securities transactions; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Based on the Board’s deliberations at the meetings of August 16-17, 2011 and September 14, 2011, and its evaluation of the information regarding the Transaction and the fact that the Transaction is not expected to change the level and quality of services rendered by the Adviser to any of the Funds, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the current and new investment advisory agreements are fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve the current investment advisory agreement and, subject to shareholder approval, the new investment advisory agreement, based upon the following considerations, among others:

•

Nature, Extent and Quality of Services Provided by the Adviser. At the meeting of August 16-17, 2011, the Board reviewed the scope of services to be provided by the Adviser under the current investment advisory agreement, and, at the meetings of August 16-17, 2011 and September 14, 2011, noted that there would be no significant differences between the scope of services required to be provided by the Adviser under the current investment advisory agreement and the scope of services required to be provided by the Advisers under the new investment advisory agreement. The Board noted that the key investment and management personnel of the Adviser servicing the Funds are expected to remain the same following the Transaction. The Trustees also considered Guggenheim Capital’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

106 | THE RYDEX FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

•

Fund Expenses and Performance of the Funds and the Adviser. At the meeting of August 16-17, 2011, the Board had reviewed statistical information prepared by the Adviser regarding the expense ratio components and performance of each Fund. Based on the representations made by Guggenheim Capital at the meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction.

•

Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the meeting of August 16-17, 2011, the Board had reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current investment advisory agreement. At that meeting, the Board had also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser. The Board also had reviewed reports comparing the expense ratios to those of other comparable mutual funds. At the Board meeting, the Board considered the fact that the fee rates payable to the Adviser would be the same under each Fund’s new investment advisory agreement as they are under such Fund’s current agreement. With respect to anticipated profitability, the Board noted that it was too early to predict how the Transaction would affect the Adviser’s profitability with respect to the Funds, but noted that this matter would be given further consideration on an ongoing basis.

•

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the meeting of August 16-17, 2011, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change under the new investment advisory agreements, and that no additional economies of scale would be directly realized as a result of the Transaction. They also noted that they will have the opportunity to again review the appropriateness of the fees payable to the Adviser under the new agreement when the renewal of the new agreement comes before the Board.

•

Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the services provided by the Adviser, the Board had considered the nature, extent, quality and cost of the distribution services performed by the Funds’ Distributor under a separate agreement at the meeting of August 16-17, 2011. The Board reviewed information regarding potential economies of scale arising from the integration of the asset management businesses of Guggenheim Capital. The Board also considered the terms of the Transaction and the changes to the corporate ownership structure of the Adviser, noting that the Adviser would no longer be a subsidiary of Security Benefit Corporation. In this regard, the Board noted that, under the corporate structure after the Transaction, the Adviser would be more closely controlled by Guggenheim Capital, which could benefit Guggenheim Capital. The Board also noted that the costs associated with the Transaction would be borne by Guggenheim Capital (or its affiliates) and not the Funds.

On the basis of the information provided to it and its evaluation of that information, the Board, including the independent Trustees, concluded that the terms of the investment advisory agreement for the Funds were reasonable, and that approval of the current and new investment advisory agreements were in the best interests of the Funds.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of Guggenheim Investments in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

INDEPENDENT TRUSTEES

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	150
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit, Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds – 1995	150
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds – 1997	150
Trustee, Chairman of the Board (1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds – 2005	150
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	150
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds – 1997	150
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

Roger Somers	Rydex Series Funds – 1993	150
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years
Richard M. Goldman* President (1961)

Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President and Manager Representative, Security Investors, LLC; CEO and Manager, Rydex Holdings, LLC; CEO, President and Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; President and Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Previous: Director, First Security Benefit Life Insurance Company (2007- 2010); President and Director, Security Global Investors (2010-2011); CEO and Director, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); Director, Security Distributors, Inc. (2007-2009); Managing Member, R.M. Goldman Partners, LLC (2006-2007)

Michael P. Byrum* Vice President (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002- 2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004- 2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President and Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) and Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)

Current: Chief Compliance Officer and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; Senior Vice President and Chief Compliance Officer, Security Investors, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC and Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006)

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS (concluded)

Name, Position and Year of Birth	Principal Occupations During Past Five Years
Keith A. Fletcher* Vice President (1958)

Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007)

Amy J. Lee* Vice President and Assistant Secretary (1960)

Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); Brecek and Young Advisors, Inc., Director (2004- 2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Security Investors.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE RYDEX FUNDS ANNUAL REPORT | 111

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

112 | THE RYDEX FUNDS ANNUAL REPORT

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805 King Farm Boulevard, Suite 600

Rockville, MD 20850

www.rydex-sgi.com

800.820.0888

DYN-ANN-2-1211x1212

Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Werner Keller, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.

(a)-(d) The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2011 and December 31, 2010 were $146,120 and $146,000, respectively. The aggregate Audit Related Fees by the Trust’s principal accountant billed for the fiscal years ended December 31, 2011 and December 31, 2010 were $0 and $2,961 respectively. The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2011 and December 31, 2010 was $1,554 and $0, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $31,554 and $0, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	March 09, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman
Richard M. Goldman, President

Date	March 09, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	March 09, 2012

*	Print the name and title of each signing officer under his or her signature.